As filed with the Securities and Exchange Commission on December 19, 2025

1933 Act Registration File No. 333-205411

1940 Act File No. 811-23063

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.__

Post-Effective Amendment No. 56

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 58

HORIZON FUNDS

(Exact Name of Registrant as Specified in Charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code: (704) 544-2399

Matthew S. Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

It is proposed that this filing become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on ______________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________________ pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion—Dated [___]

ANFIELD ENHANCED MARKET STRATEGY ETF AEMS

ANFIELD UNIVERSAL FIXED INCOME ETF AFIF

ANFIELD DYNAMIC FIXED INCOME ETF ADFI

ANFIELD U.S. EQUITY SECTOR ROTATION ETF AESR

REGENTS PARK HEDGED MARKET STRATEGY ETF RPHS

LISTED ON: CBOE BZX EXCHANGE

__________, 2025

The Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

[TOC TO BE UPDATED]

SUMMARY SECTIONS

ANFIELD ENHANCED MARKET STRATEGY ETF

Investment Objective: The investment objective of Anfield Enhanced Market Strategy ETF (the “Enhanced Market Strategy Fund” or the “Fund”) is capital appreciation.

Fees and Expenses of the Enhanced Market Strategy Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Enhanced Market Strategy Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.79]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	[0.79%]

(1)	“Other expenses” have been adjusted from amounts incurred by the Fund’s predecessor, Anfield Enhanced Market Strategy ETF, a series of Two Roads Shared Trust (“the Enhanced Market Strategy Predecessor Fund”), during the Enhanced Market Strategy Predecessor Fund’s most recent fiscal year end to reflect estimated current expenses for the Fund.

Example: This Example is intended to help you compare the cost of investing in the Enhanced Market Strategy Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Enhanced Market Strategy Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Enhanced Market Strategy Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover. The Enhanced Market Strategy Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Enhanced Market Strategy Fund’s performance. Because the Enhanced Market Strategy Predecessor Fund was organized in June, 2025, portfolio turnover information is not yet available.

Principal Investment Strategies of the Enhanced Market Strategy Fund

The Fund, advised by Horizon Investments, LLC (“Horizon”), is an actively managed exchange-traded fund that seeks to achieve its objective primarily by investing, under normal circumstances, in securities represented in, or instruments related or linked to, established indices that measure the performance of large-cap segments of the U.S. equity markets, including the S&P 500 Total Return Index (“S&P 500 Index”). The Fund may invest in various types of U.S. broad-based equity market linked derivatives including, but not limited to, long and short positions in futures, options, swaps, combinations of long and short standardized call and put options contracts on the S&P 500 Index or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the S&P 500 Index, and fixed income securities, including U.S. Government-issued and corporate debt instruments. While the Fund will be primarily invested, directly or indirectly, in large capitalization companies, the Fund may also invest in medium capitalization companies. Under normal circumstances, the Fund’s overall investment strategy will generally be comprised of assets that provide risk-managed exposure to the S&P 500 Index through (I) the use of derivative instruments, (ii) a collateral portfolio comprised of short to intermediate maturity, investment grade quality fixed income instruments, and (iii) an actively managed portfolio of individual stocks of U.S. large capitalization companies.

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The Fund’s use of derivatives may include call options on the S&P 500 Index and other U.S Large Cap market indices. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. The amount of call options that the Fund purchases depends on many market factors including but not limited to the volatility of the broad stock market and the S&P 500 Index or other U.S. Large Cap equity index and the interest rate environment which determines how much income can be earned on the Fund’s collateral portfolio.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund’s portfolio will generally be invested in the sectors that make up the S&P 500 Index, although additional positions may be included in the Fund’s securities. As of the date of this Prospectus, the S&P 500 Index, and therefore the Fund, will have significant exposure to the information technology sector.

The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the notional amount of the Fund’s net assets. However, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The Fund’s remaining assets that are not invested in derivatives or directly in equity securities, commonly referred to as the “collateral” of the Fund, support the derivatives exposures described above. This collateral is actively managed and primarily invested in liquid short-to-intermediate term debt securities and instruments (rated B3/B- or better at purchase), including U.S. Treasury and Government Agency securities, commercial paper, corporate bonds, Agency and Non-Agency MBS, and structured debt such as collateralized loan obligations. The portion of the Fund’s portfolio invested in such fixed income and debt instruments will be over and above any required margin collateral on the Fund’s derivative investments. If sufficient fixed income and debt instruments are not available for investment, the Fund expects to invest the collateral in exchange-traded funds until such instruments become available to the Fund for investment. The Fund will use a quantitative, momentum-based methodology in selecting such individual positions. The strategy uses a multiple of price-based indicators to rank stocks based on their short- and longer-term trading history.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

Principal Risks of the Enhanced Market Strategy Fund

Many factors affect the Enhanced Market Strategy Fund’s performance. The Enhanced Market Strategy Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Enhanced Market Strategy Fund and there is no guarantee that the Enhanced Market Strategy Fund will achieve its investment objective. The principal risks affecting shareholders’ investments in the Enhanced Market Strategy Fund are set forth below.

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Derivatives Risk. The derivative instruments in which the Fund may invest may be more volatile than other instruments. and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin or collateral if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

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Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Index Risk. The Fund’s investments are subject to the risks associated with changes to the S&P 500 Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the S&P 500 Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the S&P 500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) relies on third party data it believes to be reliable in constructing the S&P 500 Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the S&P 500 Index. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500 Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Interest Rate Risk. In response to certain economic conditions, including periods of high inflation, government authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.

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Counterparty Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy.

Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

5

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Absence of an Active Market Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value and may face delisting

Calculation Methodology Risk. The S&P 500 Index relies on various sources of information to assess the criteria of issuers included in the S&P 500 Index, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser, nor the S&P 500 Index Provider can offer assurances that the S&P 500 Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the S&P 500 Index.

Cash Transactions Risk. The Fund may effect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. If the Fund effects redemptions for cash, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

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Cash Redemption Risk. The Fund expects to pay out its redemption proceeds principally in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on the Exchange.

Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the NAV vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s NAV. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's NAV. In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's NAV.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

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Leveraging Risk. To the extent the Fund uses leveraging techniques, its net asset value may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to comply with limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), to satisfy its obligations, to meet additional margin or collateral or regulatory requirements or to meet redemption requests resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Market Capitalization Risk. The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may also invest in medium capitalization companies, its share price could be more volatile than the Fund that invests only in large companies. Medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. Management risk includes the risk that the quantitative model used by the Fund’s investment adviser may not perform as expected, particularly in volatile markets.

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Portfolio Turnover Risk: The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

Sector Risk. The Fund may focus its investments in securities of a particular sector. Sector risk is the risk that if the Fund invests a significant portion of its total assets in issuers within the same economic sector, an adverse economic business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Information Technology Sector Risk. Securities of information technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Information technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect information technology companies.

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Trading Issues Risk. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate, and the securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Performance

The Fund is expected to be the successor to the Enhanced Market Strategy Predecessor Fund through a reorganization anticipated to occur on or about [__________], 2026 (the “Reorganization”), subject to the approval of the shareholders of the Enhanced Market Strategy Predecessor Fund. The Enhanced Market Strategy Predecessor Fund commenced operations on June 28, 2025. As a result, there is no performance information to present for the Fund or the Enhanced Market Strategy Predecessor Fund. Performance information will be provided after the Fund has completed a full calendar year of operations. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Investment Adviser. Horizon Investments, LLC.

Portfolio Managers. Peter van de Zilver, [title], David Young, [title], Cyrille Conseil, [title], and Cameron Baxter, [title] have responsibility for the day-to-day management of the Fund as portfolio managers. Messrs. van de Zilver, Young, Conseil, and Baxter have served as portfolio managers of the Fund, including while portfolio managers to the Enhanced Market Strategy Predecessor Fund, since June 2025.

Purchase and Sale of Fund Shares. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on Cboe BZX Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Fund’s shares on Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.horizonmutualfunds.com.

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Tax Information. The Enhanced Market Strategy Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Enhanced Market Strategy Fund through a broker-dealer or other financial intermediary (such as a bank), the Enhanced Market Strategy Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Enhanced Market Strategy Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ANFIELD UNIVERSAL FIXED INCOME ETF

Investment Objective

Anfield Universal Fixed Income ETF (the “Universal Fixed Income Fund” or the “Fund”) seeks current income.

Fees and Expenses of the Universal Fixed Income Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Universal Fixed Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.85]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	[0.85]%

(2)	“Other expenses” have been adjusted from amounts incurred by the Fund’s predecessor, Anfield Universal Fixed Income ETF, a series of Two Roads Shared Trust (“the Universal Fixed Income Predecessor Fund”), during the Universal Fixed Income Predecessor Fund’s most recent fiscal year end to reflect estimated current expenses for the Fund.

Example: This Example is intended to help you compare the cost of investing in the Universal Fixed Income Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Universal Fixed Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Universal Fixed Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$___	$___	$___	$___

Portfolio Turnover

The Universal Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Universal Fixed Income Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Universal Fixed Income Predecessor Fund was 16% of the average value of the portfolio.

Principal Investment Strategies of the Universal Fixed Income Fund

The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, master-limited partners (“MLPs”) (tied to energy-related commodities), private debt, foreign sovereign bonds, convertible securities, bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. To a lesser extent, the Fund may invest in dividend-paying common stocks. The Fund may also invest in various types of derivatives, including futures, options, credit default swaps, total return swaps and repurchase agreements. The Fund may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks. Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

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The Fund may also invest in other investment companies, including other ETFs. The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 50% of the Fund’s assets in below investment grade securities. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including investing up to 20% of its net assets in issuers located in emerging market countries.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. While Federal law limits bank borrowings to one-third of a fund’s assets (which includes the borrowed amount), the use of derivatives is not limited in the same manner. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives. The Fund’s investment process includes both a top-down macroeconomic analysis and a bottom-up analysis of individual securities. In its evaluation of a potential investment, the Fund conducts a fundamental analysis of the individual issuer, reviews the valuation of the security and the relative valuations of similar securities, and analyzes the supply and demand for the security in the market. The Fund seeks to identify companies in stable and growing sectors of the economy that generate sufficient revenue to meet their debt obligations. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

The Fund is actively managed and may engage in frequent trading.

Principal Risks of the Universal Fixed Income Fund

Many factors affect the Universal Fixed Income Fund’s performance. The Universal Fixed Income Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Adviser determines the intrinsic value of the securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses or models could affect the ability of the portfolio managers to implement strategies.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in securities markets or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows, but have recently risen and could to rise further. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which may reduce the liquidity and may increase the volatility for such fixed income securities. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Collateralized Loan Obligations Risk. The Fund is subject to certain risks as a result of its investments in CLOs. The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may result in lower investment returns.

Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting.

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Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Cash Redemption Risk. The Fund expects to pay out its redemption proceeds principally in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on the Exchange.

Common Stock Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Counterparty Credit Risk. The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations on investments held by the Fund. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Credit Spread Risk. The risk that credit spreads (or the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of lower-rated securities.

Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (collectively, the “Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.

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Derivatives Risk. The derivative instruments in which the Fund or underlying funds may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and certain derivatives may create a risk of loss greater than the amount invested by the Fund or an underlying fund. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations;(ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; and national and international political and economic events, changes in interest rates, and inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets, which may result in increased price volatility of emerging market investments. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

ETF Structure Risks. ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.
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●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

The market price for the Fund’s shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Financial Sector Risk. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, credit rating downgrades, decreased liquidity in credit markets, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector. In addition, in recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector

Fluctuation of Net Asset Value Risk. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

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Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Yield Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

Investment Companies/Exchange-Traded Funds Risks. When the Fund invests in other investment companies (including closed-end funds and ETFs) it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including management fees of unaffiliated funds, in addition to those paid by the Fund. The risk of owning shares of an investment company) generally reflects the risks of owning the underlying investments held by the investment company . The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

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Leveraging Risk. As part of the Fund’s principal investment strategy, the Fund may make investments in derivatives instruments such as total return swaps, forward and futures contracts. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may increase expenses and increase the impact of the Fund’s other risks and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations to meet additional margin requirements or regulatory requirements, resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19 and could have a negative effect on the Fund’s performance.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including, what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

MLP Risk. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments. Risks of MLPs include the following: a decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities; or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, which may adversely impact the financial performance of MLPs or MLP-related securities. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs. The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends on the amount of cash flow generated from such company’s operations. Cash flow from operations will vary from quarter to quarter and is largely dependent on factors affecting the MLP’s operations and factors affecting the energy, natural resources or real estate sectors in general. MLPs were adversely impacted by the reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the COVID-19 pandemic, which triggered an unprecedented sell-off of energy pipeline and midstream companies in 2020. Recently, global oil prices have experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history. Reduced production and continued oil price volatility may adversely impact the value of the Fund’s investments in MLPs and energy infrastructure companies.

Mortgage-Backed and Asset-Backed Securities Risk. The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings. The Fund will invest less than 25% of its net assets in asset-backed securities or mortgage-backed securities that are below-investment grade.

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Odd Lot Pricing Risk. Bonds may be purchased and held as smaller sized bond positions known as “odd lots”. Pricing services generally value such securities based on bid prices for larger institutional sized bond positions known as “round lots”; and such round lot prices may reflect more favorable pricing than odd lot holdings. The Fund may purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to the Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. There can be no assurance that the Fund’s valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market.

Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses such as higher transactional and brokerage costs that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment and accordingly, a decline in the Fund’s NAV. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently adopted regulations that will subject activities of funds trading certain derivative instruments to additional regulation, which may increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector. Also, a significant dislocation in one or more industries (e.g., financial, energy, etc.) could put pressure on bonds issued by those sectors.

Securities Lending Risk. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the Fund’s securities on loan may be significant and may magnify the risk of such a loss or delay.

Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund or an underlying fund and the risk that the Fund or an underlying fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to achieve its investment objective.

●	Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
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●	Total Return Swaps Risk. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps are credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Variable or Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Performance

The Fund is expected to commence operations on [____], 2026, following the reorganization of the Universal Fixed Income Predecessor Fund, which is anticipated to take place as of the close of business on [_____], 2026 (the “Reorganization”). As a result of the Reorganization, the Fund has adopted the accounting and performance history of the Universal Fixed Income Predecessor Fund.

Performance results for periods prior to [___], 2026, reflect the performance of the Universal Fixed Income Predecessor Fund before the commencement of the Fund’s operations. The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the performance of the Universal Fixed Income Predecessor Fund. The bar chart shows how the Universal Fixed Income Predecessor Fund’s performance has varied from year to year. The table shows the Universal Fixed Income Predecessor Fund’s average annual returns (before and after taxes) compared with those of the Bloomberg U.S. Aggregate Bond Index, the benchmark index selected for the Fund. The performance of any index does not reflect deductions for fees, expenses, or taxes. If the investment adviser to the Universal Fixed Income Predecessor Fund had not agreed to waive or reimburse certain Universal Fixed Income Predecessor Fund expenses during the period shown, if applicable, the Universal Fixed Income Predecessor Fund’s returns would have been less than those shown. All returns reflect reinvestment of all dividend and capital gain distributions. The Universal Fixed Income Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Universal Fixed Income Predecessor Fund commenced operations on September 18, 2018.

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[To be updated by amendment]

Performance Bar Chart for Calendar Years Ended December 31st:

Highest Quarter:	12/31/2023	3.47%
Lowest Quarter:	06/30/2022	-3.83%

The Fund’s year to date return for the period ended September 30, 2025 was: 5.02%

Performance Table Average Annual Total Returns

(For the year ended December 31, 2024)

	One Year	Five Years	Since Inception(1)
Return before taxes	7.06%	2.40%	1.98%
Return after taxes on Distributions	4.64%	0.91%	0.59%
Return after taxes on Distributions and Sale of Fund Shares	4.14%	1.18%	0.90%
Bloomberg U.S. Aggregate Bond Index(2) (reflect no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.32%

(1)	Inception date is September 18, 2018.
(2)	The Fund’s regulatory broad-based index is the Bloomberg U.S. Aggregate Bond Index. The Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser. Horizon Investments, LLC.

Portfolio Managers. Peter van de Zilver, [title], David Young, [title], Cyrille Conseil, [title], and Cameron Baxter, [title] have responsibility for the day-to-day management of the Fund as portfolio managers. Messrs. van de Zilver, Young, Conseil, and Baxter have served as portfolio managers of the Fund, including while portfolio managers to the Universal Fixed Income Predecessor Fund, since 2018.

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Purchase and Sale of Fund Shares. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on Cboe BZX Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Fund’s shares on Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.horizonmutualfunds.com.

Tax Information. The Universal Fixed Income Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Universal Fixed Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Universal Fixed Income Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Universal Fixed Income Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ANFIELD DYNAMIC FIXED INCOME ETF

Investment Objective

Anfield Dynamic Fixed Income ETF (the “Dynamic Fixed Income Fund” or the “Fund”) seeks to provide total return with capital preservation as a secondary objective.

Fees and Expenses of the Dynamic Fixed Income Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dynamic Fixed Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.89]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (1)
Acquired Fund Fees and Expenses(2)	[0.18]%
Total Annual Fund Operating Expenses	[1.07]%

(3)	“Other expenses” have been adjusted from amounts incurred by the Fund’s predecessor, Anfield Dynamic Fixed Income ETF, a series of Two Roads Shared Trust (“the Dynamic Fixed Income Predecessor Fund”), during the Dynamic Fixed Income Predecessor Fund’s most recent fiscal year end to reflect estimated current expenses for the Fund.
(4)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Dynamic Fixed Income Predecessor Fund.

Example: This Example is intended to help you compare the cost of investing in the Dynamic Fixed Income Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Dynamic Fixed Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dynamic Fixed Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$___	$___	$___	$___

Portfolio Turnover

The Dynamic Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Dynamic Fixed Income Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Dynamic Fixed Income Predecessor Fund was 34% of the average value of the portfolio.

Principal Investment Strategies of the Dynamic Fixed Income Fund

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing primarily in fixed income securities. The Fund is not managed relative to any index and may allocate its assets among sectors and issuers across the global debt markets, including corporate bonds, U.S. government and agency securities, private debt, foreign sovereign bonds, convertible securities, bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. The Fund maintains broad flexibility to invest in fixed income instruments with fixed or adjustable (floating) rates and does not seek to maintain any particular weighted average maturity or duration. Investments may include both investment grade and below investment grade securities, sometimes referred to as high yield or junk bonds, subject to a maximum of 50% of the Fund’s assets in below investment grade securities. The Fund may invest in securities of issuers with a range of credit ratings that have stable or improving fundamentals, including secured bank loans and below investment grade bonds.

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The Adviser applies a bottom-up security research process within a top-down economic framework, driven by proprietary fundamental research. Sector selection is determined by ongoing analysis of market opportunities and a broad economic outlook established through cyclical and secular forums, with an orientation toward capital preservation. The Fund’s portfolio construction emphasizes sector diversity to spread risk across multiple industries and companies and may de-emphasize sectors when fundamentals are poor, as measured by factors such as valuation, quality of earnings prospects, profit margins, and earnings. Portfolio holdings are sold when a sector reaches a target price or stop loss price, an investment thesis plays out, events fail to confirm the investment thesis, fundamentals deteriorate and change the risk-reward profile, or more attractive risk-adjusted return opportunities are identified.

Under normal circumstances, the Fund will invest not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in fixed income investments. For these purposes, fixed income investments include any debt or debt-related securities, income producing securities, and other instruments or evidences of indebtedness, including bonds, bills, notes (including structured notes), loans, money market instruments, mortgage- and asset-backed securities, preferred stocks, and derivative instruments related thereto, as well as shares of other investment companies, such as ETFs and mutual funds, that invest primarily in fixed income investments.

The Fund may also invest in various types of derivatives, including exchange-listed and over-the-counter futures, options, total return swaps, forwards, and repurchase agreements. Derivatives may be used as a substitute for making direct investments in underlying instruments, to reduce certain exposures, or to hedge against market volatility and other risks. The use of derivatives may result in leverage, which magnifies exposure to price movements of the reference asset underlying a derivative and increases volatility, potentially resulting in greater gains or losses compared to a fund that does not use derivatives. The Fund’s investments denominated in foreign currencies may be hedged or unhedged on an opportunistic basis.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may invest in issuers located in developed or emerging markets and may, through investments in Underlying Funds, have significant exposure to foreign (non-U.S.) securities and emerging market issuers. The Fund may invest in convertible securities and may hold positions in a number of issuers depending on market conditions and the Adviser’s market views.

The Fund may engage in active and frequent trading in order to pursue its investment objective and may also engage in securities lending to generate income.

Principal Risks of the Dynamic Fixed Income Fund

Many factors affect the Dynamic Fixed Income Fund’s performance. The Dynamic Fixed Income Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Fund and there is no guarantee that the Fund will a achieve its investment objective. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Management Risk. The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Adviser determines the intrinsic value of the securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses or models could affect the ability of the portfolio managers to implement strategies.

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Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in securities markets or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows, but have recently risen and could to rise further. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which may reduce the liquidity and may increase the volatility for such fixed income securities. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

High Yield Risk. Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

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Mortgage-Backed and Asset-Backed Securities Risk. The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings.

Underlying Funds Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may result in lower investment returns.

Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (NAV) and may face delisting.

Bank Loan Risk. The Fund’s and Underlying Funds’ investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Cash Redemption Risk. The Fund may pay out of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on an exchange.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations. Changes in the credit rating of a debt security held by the Fund or an Underlying Fund could have a similar effect.

Credit Spread Risk. The risk that credit spreads (or the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of lower-rated securities.

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Currency Risk. The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s or an Underlying Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, an Underlying Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (collectively, the “Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.

Derivatives Risk. The derivative instruments in which the Fund or the Underlying Funds may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and certain derivatives may create a risk of loss greater than the amount invested by the Fund or an Underlying Fund. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events; changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Energy Sector Risk. The Fund or an Underlying Fund may invest in the energy sector, which is comprised of energy, industrial, consumer, infrastructure and logistics companies, and therefore will be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of energy sector investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. The energy markets have experienced significant volatility in recent periods, including a historic drop in crude oil and natural gas prices in April 2020 attributable to the significant decrease in demand for oil and other energy commodities as a result of the slowdown in economic activity due to the COVID-19 pandemic as well as price competition among key oil-producing countries. Future pandemics could lead to reduced production and price volatility.

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ETF Structure Risks. ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

The market price for the Fund’s shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Focus Risk. To the extent the Fund invests in a smaller number of holdings, the Fund may be more adversely impacted by changes in the price of individual holdings than funds with a greater number of holdings.

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Forward and Futures Contract Risk. Forward and futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in forward and futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s or an Underlying Fund’s use of forward and futures contracts, if the value of investments is incorrectly forecasted, the Fund or Underlying Fund might have been in a better position if the Fund or Underlying Fund had not entered into the contract. Because the forwards and futures utilized by the Fund or an Underlying Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on forward and futures contracts is the creditworthiness of the exchange itself. Forwards and futures are also subject to market risk, interest rate risk (in the case of forward and futures contracts relating to income producing securities) and index tracking risk (in the case of stock index forwards and futures).

Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Geographic and Sector Risk. The risk that if the Fund or an Underlying Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises affecting that region or sector may affect the value of the Fund’s or Underlying Fund’s investments more than if the Fund’s or Underlying Fund’s investments were not so focused. While the Fund or an Underlying Fund may not concentrate in any one industry, the Fund or an Underlying Fund may invest without limitation in a particular country or sector.

Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

Investment Companies/Exchange-Traded Funds Risk. When the Fund invests in other investment companies (including closed-end funds and ETFs) it will bear additional expenses based on its pro rata share of other investment company’s or ETF’s operating expenses, including management fees of unaffiliated funds, in addition to those paid by the Fund. The risk of owning shares of an investment company (including a closed-end fund or ETF) generally reflects the risks of owning the underlying investments held by the investment company (including a closed-end fund or ETF). The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected. Investment companies that trade on an exchange could trade at a significant premium or discount to its net asset value.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations to meet additional margin requirements or regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

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Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses such as higher transactional and brokerage costs that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently adopted regulations that will subject activities of mutual funds trading certain derivative instruments to additional regulation, which may increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund. In certain market conditions, the portion of the Fund’s securities on loan may be significant, and may magnify the risk of such a loss or delay.

Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund or an underlying fund and the risk that the Fund or an underlying fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to achieve its investment objective.

●	Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
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●	Total Return Swaps Risk. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps are credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Variable or Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Performance

The Fund is expected to commence operations on [____], 2026, following the reorganization of the Dynamic Fixed Income Predecessor Fund, which is anticipated to take place as of the close of business on [_____], 2026 (the “Reorganization”). As a result of the Reorganization, the Fund has adopted the accounting and performance history of the Dynamic Fixed Income Predecessor Fund.

Performance results for periods prior to [___], 2026, reflect the performance of the Dynamic Fixed Income Predecessor Fund before the commencement of the Fund’s operations. The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the performance of the Dynamic Fixed Income Predecessor Fund. The bar chart shows how the Dynamic Fixed Income Predecessor Fund’s performance has varied from year to year. The table shows the Dynamic Fixed Income Predecessor Fund’s average annual returns (before and after taxes) compared with those of the Bloomberg U.S. Aggregate Bond Index, the benchmark index selected for the Fund. The performance of any index does not reflect deductions for fees, expenses, or taxes. If the investment adviser to the Dynamic Fixed Income Predecessor Fund had not agreed to waive or reimburse certain Dynamic Fixed Income Predecessor Fund expenses during the period shown, if applicable, the Dynamic Fixed Income Predecessor Fund’s returns would have been less than those shown. All returns reflect reinvestment of all dividend and capital gain distributions. The Dynamic Fixed Income Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Dynamic Fixed Income Predecessor Fund commenced operations on August 17, 2020.

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[To be updated by amendment]

Performance Bar Chart for Calendar Years Ended December 31st:

Best Quarter	12/31/2023	5.81%
Worst Quarter	03/31/2022	-5.88%

The Fund’s year to date return for the period ended September 30, 2025 was: 4.14%

Performance Table Average Annual Total Returns

(For the year ended December 31, 2024)

	One Year	Since Inception(1)
Return before taxes	1.24%	-1.82%
Return after taxes on Distributions	-0.04%	-2.61%
Return after taxes on Distributions and Sale of Fund Shares	0.73%	-1.70%
Bloomberg U.S. Aggregate Bond Index(2) (Reflects no deduction for fees, expenses, or taxes)	1.25%	-1.89%

(3)	Inception date is August 17, 2020.
(4)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser. Horizon Investments, LLC.

Portfolio Managers. Peter van de Zilver, [title], Cyrille Conseil, [title], and Cameron Baxter, [title] have responsibility for the day-to-day management of the Fund as portfolio managers. Messrs. van de Zilver, Conseil, and Baxter have served as portfolio managers of the Fund, including while portfolio managers to the Dynamic Fixed Income Predecessor Fund, since 2020.

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Purchase and Sale of Fund Shares. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Fund’s shares on the Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.horizonmutualfunds.com.

Tax Information

The Dynamic Fixed Income Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax- deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Dynamic Fixed Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Dynamic Fixed Income Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Dynamic Fixed Income Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ANFIELD U.S. EQUITY SECTOR ROTATION ETF

Investment Objective

Anfield U.S. Equity Sector Rotation ETF (the “U.S. Equity Sector Fund” or the “Fund”) seeks to provide total capital appreciation.

Fees and Expenses of the U.S. Equity Sector Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the U.S. Equity Sector Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.79]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (1)
Acquired Fund Fees and Expenses(2)	[0.12]%
Total Annual Fund Operating Expenses	[0.91]%

(5)	“Other expenses” have been adjusted from amounts incurred by the Fund’s predecessor, Anfield U.S. Equity Sector Rotation ETF, a series of Two Roads Shared Trust (“the U.S. Equity Sector Predecessor Fund”), during the U.S. Equity Sector Predecessor Fund’s most recent fiscal year end to reflect estimated current expenses for the Fund.
(6)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the U.S. Equity Sector Predecessor Fund.

Example: This Example is intended to help you compare the cost of investing in the U.S. Equity Sector Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the U.S. Equity Sector Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Equity Sector Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$___	$___	$___	$___

Portfolio Turnover

The U.S. Equity Sector Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the U.S. Equity Sector Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the U.S. Equity Sector Predecessor Fund was ___% of the average value of the portfolio.

Principal Investment Strategies of the U.S. Equity Sector Fund

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing primarily in the equity securities of U.S. companies. The Adviser applies a macroeconomic and asset cycle investing methodology, combining top-down analysis of macroeconomic conditions with proprietary forecasting tools to assess sector rankings and guide periodic portfolio adjustments. Portfolio rebalancing may occur quarterly or at other intervals in response to material changes in economic or market conditions. The Fund’s portfolio generally consists of equity securities of large-cap issuers representing sectors included in the S&P 500 Index, but investments may be made in any sector or industry and in issuers of any market capitalization. Sector and issuer weightings are determined based on the Adviser’s assessment of market and sector outlooks.

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Security selection is based on annual reviews of the investment universe, evaluating economic, political, and market conditions, and is supplemented by ongoing monitoring for significant developments. Allocations may be increased to sectors and issuers assessed to have higher potential for return during periods of relative economic strength, while exposures may be reduced or cash allocations increased in response to weakening market or economic environments. Tactical portfolio adjustments are informed by proprietary analysis of fundamental, business cycle, and technical factors. Portfolio holdings may be sold when securities no longer meet the Fund’s investment criteria or when alternative investments are deemed more favorable.

Under normal circumstances, the Fund will invest not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in U.S. equity securities. For these purposes, U.S. equity securities include common stocks and preferred stocks of issuers of any market capitalization, convertible debt securities, American Depositary Receipts, real estate investment trusts, derivative instruments related thereto (which may include futures, options, or other derivative instruments), and shares of other investment companies, such as ETFs and mutual funds, that invest primarily in U.S. equity securities (“Underlying Funds”). Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may invest in equity securities of companies of any size capitalization, although it expects to primarily invest in large capitalization companies. The Fund considers a large market capitalization company to be a company with a market capitalization within the range of one or more companies in the S&P 500 Index at the time of purchase.

The Fund may engage in active and frequent trading in order to pursue its investment objective and may also engage in securities lending to generate income.

Principal Risks of the U.S. Equity Sector Fund

Many factors affect the U.S. Equity Sector Fund’s performance. The U.S. Equity Sector Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Management Risk. The Fund’s investment strategies may not result in an increase of the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The Adviser determines the intrinsic value of the securities the Fund holds and its assessment may be incorrect, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses or models could affect the ability of the portfolio managers to implement strategies. In addition, the Fund’s tactical strategy may be unsuccessful and may cause the Fund to miss attractive investment opportunities while in a defensive position. Management risk includes the risk that the quantitative model used by the Adviser may not perform as expected, particularly in volatile markets.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund or an Underlying Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond markets, volatility in the securities markets or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Equity Risk: Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Sector Risk. The Fund may focus its investments in securities of a particular sector. Sector risk is the risk that if the Fund invests a significant portion of its total assets in issuers within the same economic sector, an adverse economic business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

●	Communication Services Sector. Companies in the communications services sector are subject to the risk that they will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, and/or increased competition.
●	Consumer Discretionary Sector. The consumer discretionary sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preference, exploration and production spending. The impact of a pandemic, such as what was experienced with COVID-19, could negatively affect the global economy and, in turn, negatively affect companies in the consumer discretionary sector.
●	Consumer Staples Sector. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.
●	Energy Sector. Companies in the energy sector may be adversely affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. The demand for oil and other energy commodities was adversely impacted by the COVID-19 pandemic. Future pandemics could lead to reduced production and price volatility.
●	Financials Sector. Companies in the financials sector are often subject to extensive governmental regulation and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge, and the amounts of capital they must maintain.
●	Healthcare Sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.
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●	Industrials Sector. The value of companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products.
●	Information Technology Sector. Information technology companies face intense competition and potentially rapid product obsolescence. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.
●	Materials Sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, environmental policies, import controls, competition, availability of resources and labor relations.
●	Real Estate Sector. Securities in the real estate sector are susceptible to the risks associated with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Certain investments in real estate-related investments were negatively affected by the COVID-19 pandemic.
●	Utilities Sector. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

Common Stock Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value and may face delisting.

Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, an Underlying Fund, the investment adviser, Sub-Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in net asset value and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to net asset value. There may be times when the market price and the net asset value vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

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Fluctuation of Net Asset Value Risk. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. The net asset value of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to net asset value.

Focus Risk. The Fund generally expects to be invested in a smaller number of issuers, and as a result, the Fund may be subject to greater volatility with respect to its investments than a fund that invests in a larger number of issuers.

Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Geographic Risk. The risk that if the Fund or an Underlying Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s or Underlying Fund’s investments more than if the Fund’s or Underlying Fund’s investments were not so focused. The Fund or an Underlying Fund may invest without limitation in a particular country or region.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

Investment Companies and Exchange-Traded Funds Risks. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of other investment company’s operating expenses, including management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. During periods of market volatility, inverse ETFs may not perform as expected. An ETF’s shares could trade at a significant premium or discount to its net asset value.

Large-Cap Securities Risk. The securities of large capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In stressed markets, certain types of securities may suffer periods of illiquidity if they are disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance. Securities of companies with smaller market capitalizations, foreign securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

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Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the Fund’s securities on loan may be significant and may magnify the risk of such a loss or delay.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

Energy Sector Risk. The Fund or an Underlying Fund may invest in the energy sector, which is comprised of energy, industrial, consumer, infrastructure and logistics companies, and therefore will be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of energy sector investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. The energy markets have experienced significant volatility in recent periods, including a historic drop in crude oil and natural gas prices in April 2020 attributable to the significant decrease in demand for oil and other energy commodities as a result of the slowdown in economic activity due to the COVID-19 pandemic as well as price competition among key oil-producing countries. Future pandemics could lead to reduced production and price volatility.

ETF Structure Risks. ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.
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●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

The market price for the Fund’s shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Focus Risk. To the extent the Fund invests in a smaller number of holdings, the Fund may be more adversely impacted by changes in the price of individual holdings than funds with a greater number of holdings.

Forward and Futures Contract Risk. Forward and futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in forward and futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s or an Underlying Fund’s use of forward and futures contracts, if the value of investments is incorrectly forecasted, the Fund or Underlying Fund might have been in a better position if the Fund or Underlying Fund had not entered into the contract. Because the forwards and futures utilized by the Fund or an Underlying Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on forward and futures contracts is the creditworthiness of the exchange itself. Forwards and futures are also subject to market risk, interest rate risk (in the case of forward and futures contracts relating to income producing securities) and index tracking risk (in the case of stock index forwards and futures).

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Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Geographic and Sector Risk. The risk that if the Fund or an Underlying Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises affecting that region or sector may affect the value of the Fund’s or Underlying Fund’s investments more than if the Fund’s or Underlying Fund’s investments were not so focused. While the Fund or an Underlying Fund may not concentrate in any one industry, the Fund or an Underlying Fund may invest without limitation in a particular country or sector.

Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

Investment Companies/Exchange-Traded Funds Risk. When the Fund invests in other investment companies (including closed-end funds and ETFs) it will bear additional expenses based on its pro rata share of other investment company’s or ETF’s operating expenses, including management fees of unaffiliated funds, in addition to those paid by the Fund. The risk of owning shares of an investment company (including a closed-end fund or ETF) generally reflects the risks of owning the underlying investments held by the investment company (including a closed-end fund or ETF). The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected. Investment companies that trade on an exchange could trade at a significant premium or discount to its net asset value.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations to meet additional margin requirements or regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.

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Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses such as higher transactional and brokerage costs that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently adopted regulations that will subject activities of mutual funds trading certain derivative instruments to additional regulation, which may increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund. In certain market conditions, the portion of the Fund’s securities on loan may be significant, and may magnify the risk of such a loss or delay.

Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund or an underlying fund and the risk that the Fund or an underlying fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to achieve its investment objective.

●	Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

●	Total Return Swaps Risk. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total return swaps are credit risk (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).
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Underlying Fund Risk. The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Variable or Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Performance

The Fund is expected to commence operations on [____], 2026, following the reorganization of the U.S. Equity Sector Predecessor Fund, which is anticipated to take place as of the close of business on [_____], 2026 (the “Reorganization”). As a result of the Reorganization, the Fund has adopted the accounting and performance history of the U.S. Equity Sector Predecessor Fund.

Performance results for periods prior to [___], 2026, reflect the performance of the U.S. Equity Sector Predecessor Fund before the commencement of the Fund’s operations. The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the performance of the U.S. Equity Sector Predecessor Fund. The bar chart shows how the U.S. Equity Sector Predecessor Fund’s performance has varied from year to year. The table shows the U.S. Equity Sector Predecessor Fund’s average annual returns (before and after taxes) compared with those of the S&P 500 Total Return Index, the benchmark index selected for the Fund. The performance of any index does not reflect deductions for fees, expenses, or taxes. If the investment adviser to the U.S. Equity Sector Predecessor Fund had not agreed to waive or reimburse certain U.S. Equity Sector Predecessor Fund expenses during the period shown, if applicable, the U.S. Equity Sector Predecessor Fund’s returns would have been less than those shown. All returns reflect reinvestment of all dividend and capital gain distributions. The U.S. Equity Sector Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The U.S. Equity Sector Predecessor Fund commenced operations on December 16, 2019.

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[To be updated by amendment]

Performance Bar Chart for Calendar Years Ended December 31st:

Performance Table

Average Annual Total Returns

(For the year ended December 31, 2024)

	One Year	Five Years	Since Inception(1)
Return before taxes	25.14%	13.36%	13.50%
Return after taxes on Distributions	25.09%	12.83%	12.94%
Return after taxes on Distributions and Sale of Fund Shares	14.92%	10.57%	10.67%
S&P 500 Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.69%

(5)	Inception date is December 16, 2019.
(6)	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser. Horizon Investments, LLC.

Sub-Adviser: Exchange Traded Concepts, LLC

Portfolio Managers. Peter van de Zilver, [title] and David Young, [title] have responsibility for the day-to-day management of the Fund as portfolio managers. Messrs. van de Zilver and Young have served as portfolio managers of the Fund, including while portfolio managers to the U.S. Equity Sector Predecessor Fund, since 2019.

Purchase and Sale of Fund Shares. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Fund’s shares on the Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.horizonmutualfunds.com.

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Tax Information

The U.S. Equity Sector Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax- deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the U.S. Equity Sector Fund through a broker-dealer or other financial intermediary (such as a bank), the U.S. Equity Sector Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the U.S. Equity Sector Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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REGENTS PARK HEDGED MARKET STRATEGY ETF

Investment Objective

Regents Park Hedged Market Strategy ETF (the “Hedged Market Strategy Fund” or the “Fund”) seeks to provide capital appreciation through exposure to the U.S. Large Cap equity market while hedging overall market risk.

Fees and Expenses of the Hedged Market Strategy Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Hedged Market Strategy Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.75]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (1)	0.00%
Total Annual Fund Operating Expenses	[0.75]%

(7)	“Other expenses” have been adjusted from amounts incurred by the Fund’s predecessor, Regents Park Hedged Market Strategy ETF, a series of Two Roads Shared Trust (“the Hedged Market Strategy Predecessor Fund”), during the Hedged Market Strategy Predecessor Fund’s most recent fiscal year end to reflect estimated current expenses for the Fund.

Example: This Example is intended to help you compare the cost of investing in the Hedged Market Strategy Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Hedged Market Strategy Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Hedged Market Strategy Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$___	$___	$___	$___

Portfolio Turnover

The Hedged Market Strategy Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Hedged Market Strategy Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Hedged Market Strategy Predecessor Fund was ___% of the average value of the portfolio.

Principal Investment Strategies of the Hedged Market Strategy Fund

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in equity securities represented in, or instruments related or linked to, the S&P 500 Price Index (“S&P 500 Index”). The Fund may invest in various types of U.S. broad equity market linked derivatives including, but not limited to, long and short positions in futures, options, swaps, combinations of long and short standardized call and put options contracts on the S&P 500 Index (or other U.S. Large Cap equity market indices) or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the S&P 500 Index (or other U.S. Large Cap equity market indices).

The Fund’s Adviser determines the amount of the Fund’s portfolio to be invested directly in a basket of equity securities that is correlated to the overall performance of the S&P 500 Index and in equity market index derivatives based on its assessment of their relative valuations. Generally the Fund will purchase equity market index derivatives when the Adviser believes equity index derivatives are fairly valued or undervalued relative to the applicable index, and purchase equity securities when it deems equity index derivatives are overvalued relative to equity securities.

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The Fund also structures its investments with a view towards hedging the Fund’s portfolio in an effort to mitigate against losses incurred during market declines. The cost of such hedging limits the amount of upside market participation the Fund’s portfolio is able to achieve.

The Fund may invest in moderately “out of the money” standard option put contracts (“put options”). An “out of the money” option is one that has no intrinsic value, only extrinsic value; and an option is “out of the money” if its strike price is lower than the market price of the underlying reference asset. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. The put options allow the Adviser to put some or all of the notional value of the Fund’s assets to another party, at a pre-specified price which limits the Fund’s exposure to declines in the S&P 500 Index or other U.S. Large Cap equity market indices. In addition, the Fund may sell put options on the S&P 500 Index or another U.S. Large Cap equity market index with strike prices closer to or equal to the S&P 500 Index value with a view towards generating option premium income to the Fund.

The Fund may also purchase standard call options on the S&P 500 Index and may purchase standard call options on other U.S Large Cap market indices. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. The amount of call options that the Fund purchases depends on many market factors including but not limited to the volatility of the broad stock market and the S&P 500 Index or other U.S. Large Cap equity index and the interest rate environment which determines how much income can be earned on the Fund’s collateral portfolio.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund uses derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. However, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The Fund’s remaining assets that are not invested in derivatives or directly in equity securities, commonly referred to as the “collateral” of Fund, support the derivatives exposures described above. This collateral is actively managed and primarily invested in liquid short-to-intermediate term debt securities and instruments (rated B3/B- or better at purchase), including U.S. Treasury and Government Agency securities, commercial paper, corporate bonds, Agency and Non-Agency MBS, and structured debt such as collateralized loan obligations. The portion of the Fund’s portfolio invested in such fixed income and debt instruments will be over and above any required margin collateral on the Fund’s derivative investments. If sufficient fixed income and debt instruments are not available for investment, the Fund expects to invest the collateral in exchange traded funds until such instruments become available to the Fund for investment.

The Adviser also may elect to use a portion of Fund assets over and above the net amount required for derivatives margin requirements and any net proceeds from the purchase and sale of derivatives, to purchase additional stock market exposure through various instruments that are linked to or consist directly of stocks in the U.S. Large Cap equity market indices, if in its estimation the potential for additional upside return capture is worth the risk, or to manage the timing of portfolio income from collateral versus establishing the desired upside Index capture ratio (i.e., the percentage of additional market exposure that the Adviser elects to purchase).

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

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Principal Risks of the Hedged Market Strategy Fund

Many factors affect the Hedged Market Strategy Fund’s performance. The Hedged Market Strategy Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Fund and there is no guarantee that the Fund will a achieve its investment objective. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Equity Risk: Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Derivatives Risk: The derivative instruments in which the Fund may invest may be more volatile than other instruments. and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin or collateral if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk, and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless, exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options combinations, such as spreads, straddles, collars, or other strategies, the premium received for writing the call option may offset, in part, the premium paid to purchase the corresponding put option; however, these strategies may limit upside gains while not fully protecting against downside risks, and the cost of implementing them may reduce the Fund’s overall returns.

FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although unlikely, it is possible the OCC is unable to meet its settlement obligations, which could result in substantial loss for the Fund. FLEX Options may be less liquid than more traditional exchange-traded option contracts, meaning that the Fund may have more difficulty closing out certain FLEX Options positions at desired times and prices. Upon expiration, the FLEX Options held by the Fund will be exercisable at the strike price. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary due to factors other than the value of underlying asset, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and underlying asset, and the remaining time to expiration.

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Hedging Transactions Risk: The Adviser, from time to time, employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Index Risk: The Fund’s investments are subject to the risks associated with changes to the S&P 500 Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the S&P 500 Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the S&P 500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) relies on third party data it believes to be reliable in constructing the S&P 500 Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the S&P 500 Index. Because the Fund structures its investments in order to hedge the Fund’s portfolio against declines in the S&P 500 Index, the performance of the Fund and the S&P 500 Index will differ from each other. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500 Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Fixed Income Securities Risk: Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Counterparty Risk: The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

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Yield Curve Risk: This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Market Events Risk: There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. Political turmoil within the U.S. and abroad may also impact the Fund. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Absence of an Active Market Risk: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

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Calculation Methodology Risk: The S&P 500 Index relies on various sources of information to assess the criteria of issuers included in the S&P 500 Index, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser, nor the S&P 500 Index Provider can offer assurances that the S&P 500 Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the S&P 500 Index.

Cash Transactions Risk: The Fund may effect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. If the Fund effects redemptions for cash, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cash Redemptions Risk: The Fund expects to pay out its redemption proceeds principally in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on the Exchange.

Cybersecurity Risk: There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, investment, custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that

Failure to Qualify as a Regulated Investment Company Risk: If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders. For additional information, please see the section entitled “Federal Tax Matters.”

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Financials Sector Risk. The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. Specifically, the financial sector may be significantly affected by changes in the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financials sector. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Gap Risk: The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Interest Rate Risk. In response to certain economic conditions, including periods of high inflation, government authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.

Leveraging Risk: To the extent the Fund uses leveraging techniques, its net asset value may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to comply with limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), to satisfy its obligations, to meet additional margin or collateral or regulatory requirements or to meet redemption requests resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Market Capitalization Risk: The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than the Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

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Management Risk: The Fund’s investment strategies may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. Management risk includes the risk that the quantitative model used by the Adviser may not perform as expected, particularly in volatile markets.

Portfolio Turnover Risk: The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

Trading Issues Risk: Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Underlying Fund Risk: The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund will also bear its proportionate share of fees and expenses of the underlying funds, which may increase overall costs. Regulatory limits may restrict the Fund’s ability to invest in other funds.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate, and the securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk: The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Performance

It is expected that the Fund will be the successor to the Hedged Market Strategy Predecessor Fund through a reorganization anticipated to occur on or about [__________], 2026 (the “Reorganization”), subject to the approval of the shareholders of the Hedged Market Strategy Predecessor Fund.

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The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the performance of the Hedged Market Strategy Predecessor Fund. The bar chart shows how the Hedged Market Strategy Predecessor Fund’s performance has varied from year to year. The table shows the Hedged Market Strategy Predecessor Fund’s average annual returns (before and after taxes) compared with those of the S&P 500 Total Return Index, the benchmark index selected for the Fund. The performance of any index does not reflect deductions for fees, expenses, or taxes. If the investment adviser to the Hedged Market Strategy Predecessor Fund had not agreed to waive or reimburse certain Hedged Market Strategy Predecessor Fund expenses during the period shown, if applicable, the Hedged Market Strategy Predecessor Fund’s returns would have been less than those shown. All returns reflect reinvestment of all dividend and capital gain distributions. The Hedged Market Strategy Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Hedged Market Strategy Predecessor Fund commenced operations on March 30, 2022.

[To be updated by amendment]

Performance Bar Chart for Calendar Years Ended December 31st:

The year-to-date return as of the most recent calendar quarter, which ended March 31, 2025, was -4.12%

Performance Table Average Annual Total Returns

(For the year ended December 31, 2024)

	One Year	Since Inception(1)
Return before taxes	17.77%	4.36%
Return after taxes on Distributions	16.12%	2.86%
Return after taxes on Distributions and Sale of Fund Shares	10.55%	2.67%
S&P 500 Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	25.02%	11.03%

(1)	Inception date is March 30, 2022.
(2)	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors

Investment Adviser. Horizon Investments, LLC.

Portfolio Managers. Peter van de Zilver, [title], David Young, [title], Cyrille Conseil, [title], and Cameron Baxter, [title] have responsibility for the day-to-day management of the Fund as portfolio managers. Messrs. van de Zilver and Young have served as portfolio managers of the Fund, including while portfolio managers to the Hedged Market Strategy Predecessor Fund, since it commenced operations in 2022. Messrs. Baxter and Conseil have served as portfolio managers of the Fund, including while portfolio managers to the Hedged Market Strategy Predecessor Fund, since 2023 and 2024, respectively.

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Purchase and Sale of Fund Shares. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Fund’s shares on the Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.horizonmutualfunds.com.

Tax Information

The Hedged Market Strategy Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax- deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Hedged Market Strategy Fund through a broker-dealer or other financial intermediary (such as a bank), the Hedged Market Strategy Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Hedged Market Strategy Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES

Investment Objective: Each of the Enhanced Market Strategy Fund, Universal Fixed Income Fund, Dynamic Fixed Income Fund, U.S. Equity Sector Fund, and Hedged Market Strategy Fund (each, a “Fund”) may change its investment objective without shareholder approval upon not less than 60 days’ written notice to shareholders.

Additional Information Regarding the Allocation of Fund Assets Among Market Segments: Horizon believes changing market conditions can provide opportunities value creation. Horizon’s portfolio construction methodology is based on modern optimization and risk mitigation tools and is focused on balancing the tradeoff between expected risk and return. Risk is controlled through position, portfolio and market level metrics. Each Fund’s portfolio is periodically tested through both historical as well as simulated market environments to evaluate factors relevant to that Fund, such as potential periods of volatility and downside risk.

Temporary Defensive Strategies: To respond to adverse market, economic, political or other conditions, each Fund may take a defensive position and invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities or money market instruments. These short-term debt securities and money market instruments may include, without limitation: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

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PRINCIPAL INVESTMENT RISKS

An investment in a Fund is subject to one or more of the principal risks identified in the following table and in the description of each Fund’s principal risks, above. The principal risks identified below are discussed in more detail in the disclosure that immediately follows the table.

Risk Factor	Enhanced Market Strategy Fund	Universal Fixed Income Fund	Dynamic Fixed Income Fund	U.S. Equity Sector Fund	Hedged Market Strategy Fund
Management Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Market Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Yield Curve Risk	[✓]	[✓]	[✓]		[✓]
Interest Rate Risk	[✓]	[✓]	[✓]		[✓]
Fixed Income Securities Risk	[✓]	[✓]	[✓]		[✓]
High Yield Risk		[✓]	[✓]
Mortgage-Backed and Asset-Backed Securities Risk		[✓]	[✓]
Bank Loan Risk		[✓]	[✓]
Collateralized Loan Obligations Risk		[✓]
Equity Risk	[✓]			[✓]	[✓]
Sector Risk / Focus Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Real Estate Sector Risk	[✓]			[✓]
Financials Sector Risk	[✓]			[✓]	[✓]
Energy Sector Risk				[✓]
Information Technology Sector Risk	[✓]			[✓]
Healthcare Sector Risk				[✓]
Industrials Sector Risk				[✓]
Consumer Discretionary Sector Risk				[✓]

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Risk Factor	Enhanced Market Strategy Fund	Universal Fixed Income Fund	Dynamic Fixed Income Fund	U.S. Equity Sector Fund	Hedged Market Strategy Fund
Consumer Staples Sector Risk				[✓]
Communication Services Sector Risk				[✓]
Materials Sector Risk				[✓]
Utilities Sector Risk				[✓]
Market Capitalization Risk	[✓]			[✓]	[✓]
Underlying Fund Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Derivatives Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Options Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Forward and Futures Contract Risk		[✓]	[✓]
Swap Risk		[✓]	[✓]	[✓]
Counterparty Credit Risk		[✓]	[✓]
Currency Risk		[✓]	[✓]
Foreign (Non-U.S.) Investment Risk		[✓]
Emerging Markets Risk		[✓]	[✓]
U.S. Government Securities Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Prepayment and Extension Risk		[✓]	[✓]	[✓]
Credit Risk		[✓]	[✓]
Credit Spread Risk		[✓]	[✓]
Liquidity Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Gap Risk	[✓]	[✓]	[✓]	[✓]	[✓]

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Risk Factor	Enhanced Market Strategy Fund	Universal Fixed Income Fund	Dynamic Fixed Income Fund	U.S. Equity Sector Fund	Hedged Market Strategy Fund
Fluctuation of Net Asset Value Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Volatility Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Calculation Methodology Risk	[✓]				[✓]
Portfolio Turnover Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Active Trading Risk	[✓]	[✓]	[✓]	[✓]	[✓]
ETF Structure Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Absence of an Active Market Risk	[✓]				[✓]
Cash Transactions Risk	[✓]				[✓]
Cash Redemption Risk	[✓]	[✓]	[✓]
Leveraging Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Cybersecurity Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Regulatory Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Securities Lending Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Valuation Risk		[✓]	[✓]	[✓]
Authorized Participant Concentration Risk	[✓]	[✓]	[✓]	[✓]	[✓]
Trading Issues Risk	[✓]				[✓]
MLP Risk		[✓]
Odd Lot Pricing Risk		[✓]
New Fund Risk	[✓]

Absence of an Active Market Risk. The Enhanced Market Strategy Fund and Hedged Market Strategy Fund face numerous market trading risks, including the potential lack of an active market for its shares due to a limited number of market makers or authorized participants. The Funds may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares, and market makers are under no obligation to make a market in any Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Funds, and only an authorized participant may engage in creation or redemption transactions directly with a Fund and is not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Funds’ portfolio securities and the Funds’ market prices. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between a Fund’s net asset value and the price at which its shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in shares of the Funds trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for the Funds’ shares.

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Active Trading Risk. A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce a Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value and may face delisting.

Bank Loan Risk. The Universal Fixed Income Fund and Dynamic Fixed Income Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a (or Underlying Funds in which the a Fund invests) will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund or Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Funds and Underlying Funds may invest in loan participations that are rated by a NRSRO or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund or Underlying Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund. In addition to the risks associated with bank loans, such investments would carry the risks associated with investment companies and exchange-traded funds, discussed below.

Calculation Methodology Risk (Hedged Market Strategy Fund). The S&P 500 Index relies on various sources of information to assess the criteria of issuers included in the S&P 500 Index, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser, nor the S&P 500 Index Provider can offer assurances that the S&P 500 Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the S&P 500 Index.

Cash Redemption Risk. The Funds may pay out of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Funds may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used. Only certain institutional investors known as authorized participants who have entered into an agreement with the Fund’s distributor may redeem shares from the Fund directly; all other investors buy and sell shares at market prices on an exchange.

Collateralized Loan Obligations Risk. The Funds are subject to certain risks as a result of their investments in CLOs. CLOs can be difficult to value, may at times be illiquid, may be highly leveraged (which could make them highly volatile), and may produce unexpected investment results due to their complex structure. In addition, CLOs involve many of the same risks of investing in debt securities and asset-backed securities including, but not limited to, interest rate risk, credit risk, liquidity risk, and valuation risk. In addition, a CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. A Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The Fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt securities are limited recourse obligations of their issuers. CLO debt is payable solely from the proceeds of its underlying assets. Consequently, CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. No party or entity other than the issuer will be obligated to make payments on CLO debt. CLO debt is not guaranteed by the issuer or any other party or entity involved in the organization and management of a CLO. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption. For example, certain tranches of CLO debt may be redeemed if the CLO manager is unable to identify assets suitable for investment during the period when it has the ability to reinvest the principal proceeds from the sale of assets, scheduled redemptions and prepayments in additional assets (the “Reinvestment Period”). Additionally, holders of subordinated CLO debt may cause the redemption of senior CLO debt. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the Reinvestment Period or to replace assets that the manager has determined are no longer suitable for investment (for example, if a security has been downgraded by a rating agency). Additionally, the Reinvestment Period is a pre-determined finite period of time; however, there is a risk that the Reinvestment Period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the Reinvestment Period could adversely affect a CLO investment.

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Consumer Discretionary Sector Risk (U.S. Equity Sector Fund). The consumer discretionary sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preference, exploration and production spending. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy and, in turn, negatively affect companies in the consumer discretionary sector. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Consumer Staples Sector Risk (U.S. Equity Sector Fund). The consumer staples sector may be affected by the regulation of various product components and production methods, commodity price volatility, imposition of import controls, increased competition, depletion of resources, marketing campaigns and other factors affecting consumer demand.

Convertible Securities Risk. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of the issuer’s common stock at the option of the holder during a specified period. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Counterparty Credit Risk / Counterparty Risk. The stability and liquidity of many derivatives transactions, including repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for a Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.

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Transactions in certain types of swaps (including credit default swaps) are also required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

In addition, the Fund may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material. If the Fund obtains exposure to one or more investment funds indirectly through the use of one or more total return swaps, those investments will be subject to counterparty risk.

Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Credit Risk. The risk that issuers or guarantors of a fixed income security cannot or will not make payments on the securities and other investments held by the Fund or an Underlying Fund may result in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes, which may lower their value and may affect their liquidity. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. The Fund intends to enter into financial transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

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Credit Spread Risk. The risk that credit spreads (or the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of lower-rated securities.

Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s or an Underlying Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign (non-U.S.) currency transactions that are economically tied to emerging market countries.

Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund or its Service Providers to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, or its Service Providers may adversely impact the Fund or its shareholders. Because information technology (“IT”) systems and digital data underlie most of the Fund’s operations, the Fund and its Service Providers are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. Events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Derivatives Risk. The Fund or underlying funds may invest in derivatives, which are financial instruments whose value is typically based on the value of a security, index or other instrument. These instruments include futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments. Derivative instruments may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is often linked to commercial and residential mortgage portfolios. Each Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the investment against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Adviser or that such techniques will be utilized by the Adviser.

Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

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Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the Adviser inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. New derivatives regulations require the Fund, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage. These regulations may limit the ability of the Fund to pursue its investment strategies and may not be effective to mitigate the Fund’s risk of loss from derivatives. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The Fund may also purchase or write (sell) credit default swaps (“CDS”) or credit default swap indexes (“CDX”), which are credit derivatives used to hedge credit risk and/or take a position on a basket of credit entities. Unlike a credit default swap, which is an over-the-counter derivative, a CDX may be exchange-traded, or sold over the counter. Each CDX is designed to track a basket of credit entities, which may be standard or customized. This means that it may be more liquid than a credit default swap, and it may be cheaper to hedge the Fund’s portfolio with a CDX than it would be to buy many single name credit default swaps to achieve a similar effect.

The Fund may also purchase or sell total return swaps or invest in inverse ETFs to hedge its long positions. The Fund may also use derivative transactions to create investment leverage. For example, the Fund may use total return swaps or CDX to take indirect long or short positions on equity or fixed income indices, equity or fixed income securities, or currencies.

Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent increases to the historically low interest rates and the potential for further increases in those rates, a heightened risk is posed by rising interest rates to longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Emerging Markets Risk. To the extent the Fund or an Underlying Fund invests in emerging market securities, the risks associated with foreign (non-U.S.) investment risk may be particularly high. Each Fund’s or Underlying Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund or Underlying Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries. Because of these risk factors, the Fund’s and Underlying Funds’ investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

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Energy Sector Risk. The Fund or an Underlying Fund may invest in the energy sector, which is comprised of energy, industrial, consumer, infrastructure and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies. The energy markets have experienced significant volatility in recent periods, including a historic drop in crude oil and natural gas prices in April 2020 attributable to the significant decrease in demand for oil and other energy commodities as a result of the slowdown in economic activity due to the COVID-19 pandemic as well as price competition among key oil-producing countries. The low price environment caused financial hardship for energy companies and has led to, and may continue to lead to, energy companies defaulting on debt and filing for bankruptcy. The energy markets may continue to experience stress and relatively high volatility for a prolonged period. Future pandemics could lead to reduced production and price volatility.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying shares on the secondary market, and you may receive less than NAV when you sell those shares. This means that shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. The discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.

_	In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.
_	The market price for the Fund’s shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.
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_	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
_	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Extension Risk. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Financials Sector Risk. The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. Specifically, the financial sector may be significantly affected by changes in the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financials sector. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Fixed Income Securities Risk. Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. After being at or near historic lows in recent years, interest rates have begun to rise. Increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which may reduce the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

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Focus Risk. To the extent the Fund invests in a smaller number of holdings, the Fund may be more adversely impacted by changes in the price of individual holdings than funds with a greater number of holdings.

Foreign (Non-U.S.) Investment Risk / Foreign Exposure Risk. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund will invest in foreign securities as a principal strategy. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States, and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Foreign securities involve special risks and costs, which are considered by the Adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Fund’s or an Underlying Fund’s investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Fund or Underlying Funds are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund’s or Underlying Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that the Fund or an Underlying Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Fund or Underlying Funds may expose them to risks independent of their securities positions.

The Fund or Underlying Funds may operate in euros and/or may hold euros and/or euro-denominated bonds and other obligations. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit and general economic and political positions of each such state, including, each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially and adversely impact the value of securities in which the Fund or the Underlying Fund has invested.

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The departure of the United Kingdom (“UK”) from the EU (commonly referred to as “Brexit”) could have a lasting impact on the currency volatility and economic growth in Europe among other political, regulatory, economic and market outcomes that cannot be predicted. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership, or the abandonment of the euro, could exacerbate market and currency volatility and negatively impact the Fund’s investments in securities issued by companies located in EU countries. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

A number of countries in the Middle East and Europe have suffered terror attacks, and additional attacks may occur in the future. Eastern Europe and the Middle East have experienced ongoing military conflict; this conflict may expand and military attacks could occur. Europe has also been struggling with mass migration from the Middle East and Africa. European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund or an Underlying Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Investment exposure to China subjects a Fund to specific risks. China may be subject to considerable degrees of economic, political and social instability. It is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on its economy.

In addition, there has been enhanced regulatory focus in the U.S. on access to audit and other information regarding Chinese companies. In November 2020, an executive order was issued prohibiting investments in certain Chinese companies that might be owned or controlled by the military, resulting in NASDAQ removing shares of certain companies from its indexes and the NYSE delisting certain companies. In December 2020, the Holding Foreign Companies Accountable Act (“HFCAA”) was signed into law, requiring the SEC to ban trading on all U.S. exchanges of any foreign company for which the Public Company Accounting Oversight Board (“PCAOB”) is unable to inspect audit workpapers for three consecutive years, which is a particular threat to Chinese companies as PCAOB inspection of the audit work of foreign accounting firms conflicts with Chinese law and policy. The enactment of the HFCAA and other efforts to increase U.S. regulatory access to audit workpapers could cause investor uncertainty, and the market price of any Chinese securities held by a Fund could be adversely affected. In addition, PCAOB’s inability to evaluate the audits and quality control procedures of auditors deprive investors of the transparency and protections provided by such evaluations and may subject such investors to a heightened risk of fraud. The composition of an emerging market index generally will not weigh individual securities by investor protection considerations. Therefore, to the extent a Fund tracks an emerging market index, it could invest in companies that lack transparency and other investor protections.

In addition, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, EU and other countries, which could adversely affect European and global energy and financial markets, as well as commodity prices, supply chains and global trade. This and future geopolitical tensions could have an outsized impact on the Fund’s investments due to its exposure to frontier markets, commodities, and/or energy.

Focus Risk. To the extent the Fund invests in a smaller number of holdings, the Fund may be more adversely impacted by changes in the price of individual holdings than funds with a greater number of holdings.

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Forward and Futures Contract Risk / Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s or Sub-Adviser’s (as applicable) skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s (as applicable) inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, or to meet margin increases required as a result of market conditions or periods of high volatility, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker. A futures clearing broker is required to segregate customer funds pursuant to the Commodities Exchange Act and the regulations of the U.S. Commodity Futures Trading Commission (“CFTC”). However, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. For example, the price of a stock can drop from its closing price one night to its opening price the next morning. The difference between the two prices is the gap. Trading halts may lead to gap risk.

Geographic and Sector Risk / Sector Risk. The risk that if the Fund or an Underlying Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s or Underlying Fund’s investments more than if the Fund’s or Underlying Fund’s investments were not so focused. While the Fund or an Underlying Fund may not concentrate in any one industry, the Fund or an Underlying Fund may invest without limitation in a particular country or sector. Also, a significant dislocation in one or more industries (e.g., financial, consumer discretionary, energy, etc.) could put pressure on bonds issued by those sectors.

Hedging Transactions Risk. The Adviser may employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs.

Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Adviser may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

High Yield Risk. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative and are higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the value of these securities and market for these securities and reduce market liquidity (liquidity risk). Less active markets can diminish the Fund’s ability to obtain accurate market quotations when valuing portfolio securities and thereby give rise to valuation risk. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending on a number of factors and may adversely affect the Fund’s performance.

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Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Investment Companies/Exchange-Traded Funds Risk. When the Fund invests in other investment companies (including closed-end funds and ETFs) it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including management fees of unaffiliated funds, in addition to those paid by the Fund. The risk of owning shares of an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund also may incur brokerage costs when it purchases and sells shares of investment companies. In addition, the market value of closed-end fund or ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying investments. Accordingly, there may be times when closed-end fund or ETF shares trade at a premium or discount to NAV. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Other ETF Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities.

Money Market Fund Risk. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. These rule amendments may impact the Fund’s use of prime money market mutual funds for capital preservation purposes.

Issuer-Specific Risk. The value of a specific security or option can be more volatile than the market as a whole and may perform worse than the market as a whole. The value of large cap securities, as represented by the S&P 500 Index, can be more volatile than smaller cap securities due to differing market reactions to adverse issuer, political, regulatory, market, or economic developments.

Large-Cap Securities Risk. The securities of large capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk. To the extent the Fund uses leveraging techniques, its net asset value may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Fund to be more volatile and small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to comply with limits on leverage imposed by the 1940 Act, to satisfy its obligations, to meet additional margin or collateral or regulatory requirements or to meet redemption requests resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

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Liquidity Risk. There is risk that the Fund may not be able to liquidate its holdings because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. Any of these events could have a negative effect on fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions from fixed income mutual funds may be higher than normal. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19 and could have a negative effect on the Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions.

Management Risk. Each Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. Each Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses or models could affect the ability of the portfolio managers to implement strategies. Management risk includes the risk that the quantitative model used by the Fund’s Adviser may not perform as expected, particularly in volatile markets. With respect to the U.S. Equity Sector Fund, the Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser or Sub-Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser, Sub-Adviser or their affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk. Each Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in medium capitalization companies, its share price could be more volatile than a Fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including increasing interest rates, such reductions, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

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COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems.

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying shares on the secondary market, and you may receive less than NAV when you sell those shares. This means that shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. In times of market stress, such as what was experienced during the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price. When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Different sectors of the market and different security types may react differently to such developments. Changes in value may be temporary or may last for extended periods. The Fund may experience a substantial or complete loss on any individual security. Even when securities markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

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Political turmoil within the U.S. and abroad may also impact the Fund. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of the Fund’s investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets. The current contentious domestic political environment, as well as political and diplomatic events within the U.S. and abroad, such as presidential elections in the U.S. or abroad may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations.

MLP Risk. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments. Additional risks of MLPs include the following: a decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities; or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, which may adversely impact the financial performance of MLPs or MLP-related securities. To maintain or grow their revenues, these companies need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of MLPs may be adversely affected if an MLP, or the companies to whom it provides the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. Various governmental authorities have the power to enforce compliance with regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of MLPs. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of MLPs. MLPs are also subject to risks that are specific to the industry they serve. MLPs that provide crude oil, refined product, natural gas liquids and natural gas services are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. As a partnership, an MLP has no tax liability at the entity level if it receives at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from certain mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities, and gain from the sale or other disposition of a capital asset held for the production of such income. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such an MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs. The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends on the amount of cash flow generated from such company’s operations. Cash flow from operations will vary from quarter to quarter and is largely dependent on factors affecting the MLP’s operations and factors affecting the energy, natural resources or real estate sectors in general. MLPs were adversely impacted by the reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the COVID-19 pandemic, which triggered an unprecedented sell-off of energy pipeline and midstream companies in 2020. Recently, global oil prices have experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history. Reduced production and continued oil price volatility may adversely impact the value of the Fund’s investments in MLPs and energy infrastructure companies.

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Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over-the-counter options, counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. If a Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. Option prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. The use of options may also increase portfolio volatility, particularly during periods of market stress or rapid changes in financial markets, and implementation costs may reduce overall returns.

Trading options involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Liquidity Risk. It is possible that particular investments might be difficult to purchase or sell, possibly preventing a Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy the Fund’s obligations.

Options Collars. A “collar” position combines a put option purchased by an investor (the right of the investor to sell a specific security within a specified period) with a call option that is written by the investor (the right of the counterparty to buy the same security) in a single instrument. An investor’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for limited participation in appreciation (up to the price specified by the call option). The premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option, however, participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

When an investor writes a call or put option on an underlying securities it does not own (is not short), the option is sometimes referred to as a “naked option”. When writing “naked” call options, an investor must deposit and maintain sufficient margin with the broker-dealer through which it wrote the “naked” call option as collateral to ensure that it meets its obligations as the writer of the option. Registered funds are further subject to segregation requirements (described in the SAI) when the fund writes “naked” call options. Such segregation will ensure that a fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing “naked” call options can be a profitable strategy to increase income with minimal capital risk. However, when the price of the security underlying a written option increases, the investor is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, the investor will lose the difference. “Naked” written call options are riskier than covered call options because there is no underlying security held by the investor that can act as a partial hedge. “Naked” written call options have speculative characteristics, and the potential for loss is theoretically unlimited. When a “naked” written call option is exercised, the investor must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option. There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

Speculation Risk. Because option premiums paid or received by an investor are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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FLEX Options. FLEX Options are guaranteed for settlement by the OCC. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, termination of FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete and/or the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of your investment. Additionally, in connection with the creation and redemption of Fund shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

Options Combination Risk. The Funds may employ options combinations, such as spreads, straddles, and collars, which may limit upside gains while providing only partial downside protection. The cost of implementing these strategies could reduce the Fund’s overall returns. Additionally, the complexity of these strategies may make them more challenging to manage and require frequent adjustments in response to market conditions.

Non-Principal Risks

In addition to the principal risks outlined above, an investment in a Fund is also subject to the following additional risk:

Commodity Risk. Exposure to commodities through investments in underlying assets that directly or indirectly track commodity prices may subject the Fund to greater volatility than investments in traditional securities such as stocks or bonds. Commodities are influenced by a wide range of factors, including supply and demand dynamics, geopolitical events, and changes in overall market movements. For example, droughts, floods, extreme weather conditions, livestock disease, and other environmental factors may significantly impact the supply of agricultural commodities, leading to sharp price fluctuations. Similarly, tariffs, embargoes, and other trade restrictions may create uncertainty and volatility in commodity markets, particularly for energy and industrial metals.

Commodities are also sensitive to changes in interest rates, inflation, and currency exchange rates, which can amplify volatility. For instance, rising interest rates may increase the cost of storage and financing for commodity producers, leading to reduced supply and higher prices. Conversely, falling commodity prices may result in losses for the Fund, particularly during periods of declining global economic activity or oversupply.

International economic, political, and regulatory developments may also disproportionately impact commodity markets. For example, geopolitical tensions in oil-producing regions may lead to supply disruptions and sharp price increases for energy commodities, while regulatory changes may impose additional costs or restrictions on commodity producers and consumers. Because commodity prices can be influenced by unpredictable external factors, the Fund’s exposure to commodities may result in significant gains or losses over short periods, increasing the Fund’s overall risk profile.

Loans of Portfolio Securities. Each Fund may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, the Fund attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund employs an agent to implement the securities lending program and the agent receives a fee from the Fund for its services. A Fund will not lend more than 33⅓% of the value of its total assets.

A Fund may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. While voting rights pass with the loaned securities, each Fund will retain the right to call any security in anticipation of a vote that Horizon deems material to the security on loan.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Fund. There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Fund’s adviser to be creditworthy and when, in the judgment of the adviser, the income that can be earned from such securities loans justifies the attendant risk. Each Fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

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Portfolio Holdings Disclosure

Information about the Fund’s daily portfolio holdings will be available on the Fund’s website, www.horizonmutualfunds.com. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

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MANAGEMENT OF THE FUNDS

Investment Adviser

Horizon Investments, LLC, a South Carolina limited liability company, serves as investment adviser to each of the Funds. Horizon has been an investment adviser since 1995, and serves individuals, mutual funds, ETFs, employee benefit plans, trusts and corporations. Horizon maintains its principal offices at 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277. Under the terms of its Investment Advisory Agreement with each Fund, Horizon is responsible for formulating each Fund’s investment program and making day-to-day investment decisions. Horizon provides office space, services and equipment and assistance in supervising matters relating to the Funds’ operations. As of [ ], 2025, Horizon managed approximately $____ billion in client assets.

Under the terms of the Investment Advisory Agreements, Horizon receives monthly fees from each Fund calculated in accordance with the following:

Enhanced Market Strategy Fund	At an annual rate of 0.79% of the Fund’s average daily net assets.
Universal Fixed Income Fund	At an annual rate of 0.85% of the Fund’s average daily net assets.
Dynamic Fixed Income Fund	At an annual rate of 0.89% of the Fund’s average daily net assets.
U.S. Equity Sector Fund	At an annual rate of 0.79% of the Fund’s average daily net assets.
Hedged Market Strategy Fund	At an annual rate of 0.75% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreements will be included in the Funds’ first annual or semi-annual report on Form N-CSR.

Multi-Manager Structure. Horizon, subject to the approval of the Board of Trustees, has ultimate responsibility to recommend the hiring, termination and replacement of sub-advisers, if any, on behalf of each Fund (each, a “Sub-Advised Fund”), and to supervise, monitor and evaluate the performance of each sub-adviser thereof. The Trust, on behalf of each Sub-Advised Fund, and Horizon have obtained an order from the SEC (the “Order”) that permits Horizon to appoint or replace certain sub-advisers to manage all or a portion of each Sub-Advised Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain sub-advisers, in each case subject to the approval of the Board, but without obtaining shareholder approval (“multi-manager structure”). While only the U.S. Equity Sector Fund currently operates in a multi-manager structure, the shareholders of each Fund have approved its operation in a multi-manager structure and such Funds may determine to operate in this way in the future. Board approval of any change of a Sub-Advised Fund’s sub-adviser will include a determination by the Board that the change is in the best interests of the Sub-Advised Fund and its shareholders and, based on the information provided to the Board, does not involve a conflict of interest from which Horizon, a sub-adviser, any officer or trustee of the Sub-Advised Fund, or any officer or board member of Horizon derives an inappropriate advantage. Pursuant to the Order, Horizon, with the approval of the Board, has the discretion to terminate any sub-adviser and allocate and reallocate the Sub-Advised Fund’s assets among any other sub-advisers. Because Horizon compensates each sub-adviser out of its management fee, Horizon is able to reduce a Sub-Advised Fund’s sub-advisory fees and retain a larger portion of the management fee, or increase the Sub-Advised Fund’s sub-advisory fees and retain a smaller portion of the management fee. Pursuant to the Order, Horizon is not required to publicly disclose its contractual fee arrangements with any sub-adviser. Each Sub-Advised Fund and Horizon is subject to the conditions imposed by the Order, including the condition that within 90 days of hiring a new sub-adviser pursuant to the multi-manager structure, the Sub-Advised Fund will provide shareholders with an information statement containing information about the new sub-adviser. The shareholders of each Fund approved the multi-manager structure described herein.

Sub-Adviser

Exchange Traded Concepts, LLC (the “Sub-Adviser”), is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Sub-Adviser is responsible for trading portfolio securities for the U.S. Equity Sector Fund, including selecting broker-dealers to execute purchase and sale transactions.

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A discussion regarding the basis for the Board’s approval of the sub-advisory agreement will be available in the U.S. Equity Sector Fund’s first annual or semi-annual report on Form N-CSR and in the annual or semi-annual report on Form N-CSR for any other Fund relying on the Order in the future.

Portfolio Managers

The individuals listed below are primarily responsible for the day-to-day management of each Fund, as indicated. Prior to the Reorganizations, these individuals served in the same or similar capacities for the corresponding Predecessor Fund(s) while employed by Anfield Capital Management, LLC and/or Regents Park Funds, LLC (together, the “Predecessor Advisers”).

	Enhanced Market Strategy Fund	Dynamic Fixed Income Fund	U.S. Equity Sector Fund	Universal Fixed Income Fund	Hedged Market Strategy Fund
David Young, CFA	X	-	X	X	X
Cyrille Conseil, CFA	X	X	-	X	X
Cameron Baxter, CFA	X	X	-	X	X
Peter Van de Zilver, CFA	X	X	X	X	X

Peter van de Zilver, CFA

Mr. van de Zilver serves as [title] at the Adviser and is a Portfolio Manager for the Funds indicated above. Prior to joining the Adviser, Mr. van de Zilver served as Head of Portfolio Manager Analytics and Risk Management at the Predecessor Advisers beginning in 2012, and he served as a portfolio manager for the corresponding Predecessor Funds from each Predecessor Fund’s inception, as applicable. Mr. van de Zilver has over 20 years of investment management experience and retired in 2010 from a senior position in PIMCO’s Portfolio Analytics group, where he was responsible for the architecture, development, and implementation of many of PIMCO’s analytics and risk management systems. Mr. van de Zilver holds the Chartered Financial Analyst (CFA) designation.

Cyrille Conseil, CFA

Mr. Conseil serves as [title] at the Adviser and is a Portfolio Manager for the Funds indicated above. Prior to joining the Adviser, Mr. Conseil served as a portfolio manager and senior member of the investment committee at the Predecessor Advisers beginning in 2012, and he served as a portfolio manager for the corresponding Predecessor Funds from each Predecessor Fund’s inception, as applicable. Before that, Mr. Conseil was an Executive Vice President, Portfolio Manager, and Head of the global leveraged loan desk at PIMCO from May 2005 until 2012. Mr. Conseil has over 20 years of investment management experience and holds the Chartered Financial Analyst (CFA) designation.

David Young, CFA

Mr. Young serves as [title] at the Adviser and is a Portfolio Manager for the Funds indicated above. Prior to joining the Adviser, Mr. Young served in senior leadership roles at the Predecessor Advisers, including as Chief Executive Officer beginning in 2009 and as Chief Investment Officer from 2009 through 2012, and he served as a portfolio manager for the corresponding Predecessor Funds from each Predecessor Fund’s inception, as applicable. Mr. Young has more than 25 years of investment management experience and retired at the end of 2008 from his position as Executive Vice President and Account Manager at PIMCO, where he contributed to the firm’s global macroeconomic view and investment strategy and helped build the business in the United Kingdom, Europe, and the Middle East. Mr. Young holds the Chartered Financial Analyst (CFA) designation.

Cameron Baxter, CFA

Mr. Baxter serves as [title] at the Adviser and is a Portfolio Manager for the Funds indicated above. Prior to joining the Adviser, Mr. Baxter served as a portfolio manager and trader at the Predecessor Advisers beginning in December 2017, and he served as a portfolio manager for the corresponding Predecessor Funds from each Predecessor Fund’s inception, as applicable. Prior to his investment roles, Mr. Baxter worked in business development and operations analysis at a material handling supply company. Mr. Baxter maintains a Series 65 registration and holds the Chartered Financial Analyst (CFA) designation.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

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HOW TO PURCHASE SHARES

Buying and Selling Fund Shares

Shares of the Funds are listed on the Exchange. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share for a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).

You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

When determining NAV, the value of a Fund’s portfolio investments is based on readily available market quotations (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market), which generally means a reliable valuation obtained from an exchange or other market, or fair value as determined by under fair value pricing procedures approved by the Board. If a market quotation is not readily available or does not otherwise, in the opinion of the Adviser, reliably reflect the value of an investment, the investment will be valued by another method that the Adviser believes reflects fair value in accordance with the Trust’s valuation policies and related Adviser procedures. Fair value pricing represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Accordingly, a Fund’s NAV may reflect certain portfolio investment’s fair values rather than their market prices. The types of securities for which fair value pricing is required include, but are not limited to: (a) securities for which market quotations are insufficient or not readily available (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (b) securities for which, in the judgment of Horizon, the prices or values available do not represent the fair value of the instrument; (c) securities determined to be illiquid; and (d) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.

Fair value pricing involves subjective judgments, and it is possible that a fair value determination for an investment will materially differ from the value that could be realized upon the sale of the investment.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

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Frequent Purchases and Redemptions of Fund Shares

The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, each Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Funds directly to a few institutional investors (Authorized Participants), and that most trading in the Funds occurs on the Exchange at prevailing market prices and does not involve the Funds directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to a Fund or its shareholders. In addition, frequent trading of shares by Authorized Participants and arbitrageurs is critical to helping the market price remain at or close to NAV.

Other Considerations

Distribution of Fund Shares

Quasar Distributors, LLC, a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, is located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, and is the distributor for the shares of the Funds. Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds.

The Board of Trustees of the Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees for the current fiscal year. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the initial twelve months will not be recoverable during any subsequent period. In the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Payments to Financial Intermediaries. The Adviser, and/or its related entities, out of its own resources and without additional cost to a Fund or its shareholders, may pay intermediaries, including affiliates of the Adviser, for the sale of Fund shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making shares of a Fund available to its customers generally and in investment programs. The Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser believes may facilitate investment in a Fund.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of shares of a Fund, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds and other ETFs.

Exchanges

The primary listing exchange for the Funds is Cboe BZX Exchange, Inc (the “Exchange”).

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the shares of a Fund. The Exchange is not responsible for, nor have they participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, or in the determination or calculation of the equation by which the shares of the Funds are redeemable.

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The Exchange has no obligation or liability to owners of the shares of a Fund in connection with the administration, marketing, or trading of the shares of such Fund. Without limiting any of the foregoing, in no event shall an Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Funds make no representation or warranty, express or implied, to the owners of shares of a Fund or any members of the public regarding the advisability of investing in securities generally or in a Fund particularly.

Premium/Discount Information

Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund will be available on the Funds’ website at www.horizonmutualfunds.com.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of the Funds may purchase and resell Fund shares pursuant to this prospectus.

Dividends, Distributions and Taxes

Fund Distributions

Each Fund expects to pay out dividends from its net investment income and its net capital gains, if any, to investors at least annually.

Dividend Reinvestment Service

Brokers may make the Depository Trust Company book-entry dividend reinvestment service available to their customers who own shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of a Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

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Tax Information

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders that are U.S. taxpayers (other than U.S. investors who hold their shares in an IRA or other tax-qualified plan). The summary is based on the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), its legislative history, existing and proposed Treasury regulations (the “Regulations”), published rulings and court decisions, all as currently in effect and all subject to change at any time, perhaps with retroactive effect. Additional tax information is included in the SAI. The summary is not a comprehensive explanation of the U.S. federal income tax treatment of a Fund or its shareholders, and the discussion below and in the SAI is not intended to be a substitute for careful tax planning. Prospective shareholders should consult their tax advisors about the tax consequences of an investment in Fund shares, including the possible application of foreign, state and local tax laws.

The Funds

Each Fund intends to elect and to qualify each year for treatment as a regulated investment company (“RIC”) within the meaning of Subchapter M of the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Taxes on Distributions.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Universal Fixed Income Fund, Dynamic Fixed Income Fund; quarterly by the U.S. Equity Sector Fund; and annually by the Enhanced Market Strategy Fund and Hedged Market Strategy Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Dividends of net investment income and distributions from a Fund’s net short-term capital gains are taxable as ordinary income or, in some cases, as qualified dividend income. Distributions from a Fund’s net capital gain (the excess of its net long-term capital gains over its net short-term capital losses) are generally taxable to non-corporate shareholders at rates of up to 20%, regardless of how long the shareholders held their respective shares in the Fund. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Distributions that a Fund reports as “qualified dividend income” may be eligible to be taxed to non-corporate shareholders at rates up to 20% if requirements, including holding period requirements, are satisfied. In general, a Fund may report its dividends as qualified dividend income to the extent derived from dividends paid to the Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradeable on an established U.S. securities market. A portion of the dividends received from a Fund (but none of its capital gains) may qualify for the dividends received deduction for corporations. Dividends received by a Fund from a REIT may be treated as qualified dividend income generally only to the extent so reported by the REIT.

These distributions are typically declared and paid in December and are taxable as if paid on December 31st of the year declared. A Fund may make an additional distribution if necessary to avoid U.S. federal income taxes, excise taxes or as otherwise approved by the Board of Trustees. Each Fund will send detailed tax information to its shareholders about the amount and type of its distributions by January 31st for the prior calendar year. The Fund will also be required to report to the IRS distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.

Taxes on Sales. Each sale of shares of a Fund may be a taxable event. Assuming you hold your shares as a capital asset, a sale may result in a capital gain or loss to you. Any capital gain or loss generally will be treated as short-term if you held the shares 12 months or less, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of capital gain distributions paid with respect to such shares. Any capital gain or loss generally will be treated as long-term if you held the shares for longer than 12 months. If you redeem your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. The ability to deduct capital losses may be limited depending on your circumstances.

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“Buying a Dividend”. Any dividend or capital gain distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you. This is known as “buying a dividend” and generally should be avoided by taxable investors. We recommend you consult with your independent tax advisor to determine the tax consequences of “buying a dividend”.

Tax Withholding. A Fund may be required to withhold U.S. federal income tax at the rate of 24% from all taxable distributions and from proceeds from certain sales and exchanges payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder’s U.S. federal income tax liability.

Medicare Tax. Certain U.S. shareholders with income exceeding specified thresholds, including individuals, estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income.” Net investment income generally includes dividends and capital gain distributions paid by a Fund and net gains from the redemption of a Fund’s shares. Prospective shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Cost Basis. A shareholder’s basis in a Fund’s shares (“Covered Shares”) will be determined in accordance with each Fund’s default method, which is average basis, unless the shareholder affirmatively elects in writing, which may be electronic, to use a different acceptable basis determination method, such as a specific identification method. Each Fund, or its administrative agent, must report to the IRS and furnish to its shareholders the basis information for Covered Shares. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them. Fund shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their U.S. federal income tax returns.

Creation Units. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash paid by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” (for an Authorized Person who does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisor with respect to the tax treatment of any creation or redemption transaction and whether the wash sale rules apply and when a loss might be deductible.

Gain or loss recognized by an Authorized Person upon an issuance of Creation Units in exchange for securities, or upon redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in the place of, the delivery of a basket of securities. A Fund may be required to portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

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Taxation of Fund Investments. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, may affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Please review the SAI for additional tax information.

HOUSEHOLDING

To reduce expenses, the Trust mails only one copy of the prospectus and other similar documents to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-855-754-7932 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Funds are open for business or contact your financial institution. The Trust will begin sending you individual copies thirty days after receiving your request.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including among others, the Funds’ investment adviser, principal underwriter, custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the Statement of Additional Information is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the financial performance of each applicable Predecessor Fund for the periods presented. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the applicable Predecessor Fund (assuming reinvestment of all dividends and distributions). Where a Predecessor Fund commenced operations more recently, fewer periods may be shown, and, where applicable, the table covers only the period since inception.

As of the close of business on [●], 2026, pursuant to the Reorganization, each Fund will acquire all of the assets and assume all of the liabilities of its corresponding Predecessor Fund. Upon completion of the Reorganization, each Fund’s shares will assume the performance, financial, and other historical information of those of its respective Predecessor Fund.

The information in the following tables has been derived from the Predecessor Funds’ financial statements, which have been audited by [____], an independent registered public accounting firm, whose reports, along with the Predecessor Funds’ financial statements and related notes, are included in the Predecessor Funds’ annual reports, which are available upon request.

[To be updated by amendment]

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PRIVACY NOTICE

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and account information

●    Account balance and transaction history

●    Wire Transfer Instructions

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information the reasons Horizon Funds chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information

●    Give us your contact information

●    Make deposits or withdrawals from your account

●    Make a wire transfer

●    Tell us where to send the money

●    Tell us who receives the money

●    Show your government-issued ID

●    Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    Affiliates from using your information to market to you

●    Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

●    Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser

Horizon Investments, LLC

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

Sub-Adviser

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120

Independent Registered Public Accounting Firm

[_____________]

Legal Counsel

Kilpatrick Townsend & Stockton LLP

1001 West 4th Street

Winston-Salem, North Carolina 27101

Custodian

U.S. Bank, N.A

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

Distributor

Quasar Distributors, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

WHERE TO GO FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Annual and Semi-Annual Reports. Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report, once available, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

Statement of Additional Information (“SAI”). The Statement of Additional Information contains additional and more detailed information about the Funds.

The SAI is incorporated by reference into (and is thus a part of) this Prospectus.

The SAI and the Funds’ annual and semi-annual reports and other information, such as Fund financial statements, are available, without charge, upon request. In addition to requesting these documents from your financial representative, there are three additional ways to get a copy of these documents:

1. Request a copy by calling the Fund at 1-855-754-7932 or submitting a written request to the address listed below and a copy will be sent to you without charge.

Horizon Funds

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

The Prospectus, Annual Report, Semi-Annual Report, and holdings information are available at www.horizonmutualfunds.com.

2. Go to the EDGAR Database on the SEC’s website (www.sec.gov) and download a free text-only version. Copies of the SAI, Annual Report, Annual Report, and Semi-annual may be obtained after paying a duplicating fee, by electronic request to publicinfo@sec.gov.

If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at 1-855-754-7932.

If you purchased your shares through a financial institution, you may contact that institution for more information.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds’ Investment Company Act File Number is 811-23063.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION

Dated [_______], 2025

HORIZON FUNDS

STATEMENT OF ADDITIONAL INFORMATION

ANFIELD ENHANCED MARKET STRATEGY ETF AEMS

ANFIELD UNIVERSAL FIXED INCOME ETF AFIF

ANFIELD DYNAMIC FIXED INCOME ETF ADFI

ANFIELD U.S. EQUITY SECTOR ROTATION ETF AESR

REGENTS PARK HEDGED MARKET STRATEGY ETF RPHS

LISTED ON: CBOE BZX EXCHANGE

__________, 2025

This Statement of Additional Information (the “SAI”) supplements the Prospectus dated [●], for the Anfield Enhanced Market ETF, Anfield Universal Fixed Income Fund, Anfield Dynamic Fixed Income ETF, Anfield U.S. Equity Sector Rotation ETF, and Regents Park Hedged Market Strategy ETF (each, a “Fund” and collectively, the “Funds”), each a series of Horizon Funds, as may be amended from time to time. This SAI is not a prospectus and should be read in conjunction with the Prospectus.

Each Fund was established in connection with a reorganization transaction (the “Reorganization”) pursuant to which the assets and liabilities of the corresponding predecessor funds (each, a “Predecessor Fund” and, collectively, the “Predecessor Funds”), each previously a separate series of Two Roads Shared Trust, were transferred to the applicable Fund. In exchange for the transfer of assets, shares of the applicable Fund were issued to the corresponding Predecessor Fund and subsequently distributed to the shareholders of the Predecessor Fund in complete liquidation thereof. The Reorganization is expected to be completed as of the close of business on [Effective Date].

The investment objectives, principal investment strategies, and fundamental policies of each Fund are substantially similar to those of its corresponding Predecessor Fund. Following the Reorganization, each Fund will adopt the accounting and performance history of its respective Predecessor Fund for purposes of financial reporting and performance presentation.

The audited financial statements for the Predecessor Funds’ most recent fiscal year are included in the applicable Predecessor Funds’ Annual Reports, which were filed with the Securities and Exchange Commission (the “SEC”) on EDGAR and are available upon request. These financial statements, audited by [______], an independent registered public accounting firm, are incorporated by reference into this SAI.

TABLE OF CONTENTS

[TO BE UPDATED BY AMENDMENT]

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus for the Funds. Each Fund is a separate diversified series of Horizon Funds (the “Trust”). The prospectus for the Funds (the “Prospectus”) incorporates this SAI by reference in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus and Annual Report for the Funds may be obtained at no charge by writing or calling the Funds at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

TRUST HISTORY

The Trust is an open-end management investment company. The Trust has [29] series, including the Funds. The Trust was organized as a Delaware business trust by a Declaration of Trust filed May 21, 2015, with the Secretary of State of Delaware, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”). As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust will be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust will be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

Shares of other series of the Trust are offered in separate prospectuses and SAIs. The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee, or may be accessed free of charge at the SEC’s website at www.sec.gov. As permitted by Delaware law, the Trust’s Board of Trustees (the “Board”) may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.

All shares of a series will represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series will be equal to each other share of that series.

Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the 1940 Act, or when the matters affect only the interest of a particular series or class. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series (or class thereof) are borne by that series (or class). Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as the Board in its sole discretion deems fair and equitable.

The Funds are managed by Horizon Investments, LLC (the “Adviser” or “Horizon”). Horizon directs the day-to-day operations and the investment of assets of the Funds. Exchange Traded Concepts, LLC serves as the trading sub-adviser for the U.S. Equity Sector Fund (the “Sub-Adviser”).

Each Fund is a series of Horizon Funds and is the successor in interest to its corresponding Predecessor Fund, which was previously a separate series of Two Roads Shared Trust. In the Reorganization, each Fund acquired all of the assets and assumed all of the liabilities of its corresponding Predecessor Fund and, following the Reorganization, adopted the accounting and performance history of such Predecessor Fund for purposes of financial reporting and performance presentation.

The Predecessor Funds had the same or substantially similar investment objectives and principal investment strategies as their corresponding Funds, except that the Anfield Enhanced Market ETF and the Anfield U.S. Equity Sector Rotation ETF changed their investment objectives to seek capital appreciation and revised their principal investment strategies to permit investments in a broader universe of large capitalization U.S. equity securities without limitation to any particular index or index constituents, and, with respect to the Anfield U.S. Equity Sector Rotation ETF specifically, to permit direct investment in the equity securities of U.S. large-cap issuers. In addition, the Anfield Dynamic Fixed Income ETF retained the same investment objective but revised its principal investment strategy to remove the requirement to invest primarily in underlying funds and to permit direct investment in fixed income securities, with investments in underlying funds available as an option rather than as the primary component of the strategy.

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Any historical information provided in this SAI for a Fund that predates the Reorganization reflects the financial, performance, and other historical information of its corresponding Predecessor Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) is the administrator, accounting agent, transfer agent and dividend disbursing agent for the Funds. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Funds. Quasar Distributors, LLC (the “Distributor”) is the distributor of the Funds’ shares. Fund Services and the Custodian are affiliates.

INVESTMENT RESTRICTIONS OF THE FUNDS

Fundamental Restrictions. The Funds have adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of its outstanding voting shares. A “majority” for this purpose means the lesser of (i) 67% of the applicable Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of the applicable Fund’s outstanding shares.

Shares of each Fund will be voted separately on matters affecting that Fund, including approval of changes in the fundamental investment policies of the Fund. Except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

As a matter of fundamental policy, each of the Funds will not:

(1)	Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

(2)	Borrow money except as permitted under the 1940 Act.

(3)	Purchase or sell real estate, or invest in real estate limited partnerships, except the Fund may, as appropriate and consistent with its respective investment objective, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, REITs, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities.

(4)	Purchase or sell commodities or contracts thereon, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity.

(5)	Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in connection with the purchase of securities directly from an issuer in accordance with that Fund’s investment objective, policies and restrictions.

(6)	Make loans, except that the Fund may, in accordance with its investment objective, policies and restrictions: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of the Fund’s total assets.

(7)	Invest 25% or more of the value of its total assets in any one industry or group of industries. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements secured by U.S. Government securities.
2

Non-Fundamental Restrictions. The following investment limitations are not fundamental and may be changed by the Board without shareholder approval. As a matter of non-fundamental policy, each Fund will not:

(1)	Invest in portfolio companies for the purpose of acquiring or exercising control of such companies.

(2)	Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of the Fund’s total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

The foregoing fundamental and non-fundamental restrictions supplement the policies and limitations set forth in the Prospectus. Unless otherwise noted, whenever a restriction states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitations will be determined immediately after and as a result of a Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing. With respect to the above fundamental investment restriction on making loans, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan.

With respect to the above fundamental investment restriction on purchasing securities on margin, short sales of securities, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin.

With respect to the above fundamental investment restriction on concentration in a particular industry or group of industries, securities of the U.S. Government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. If the Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied.

The 1940 Act presently allows a Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33⅓% of its total assets and the Fund will, to the extent necessary, reduce its existing borrowings (within 3 days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment objective or strategies in an attempt to respond to adverse market, economic, political or other conditions or when the Adviser believes it is otherwise appropriate to do so. When this happens, a Fund may increase temporarily its investment in short-term securities such as money market funds, or hold cash, without regard to that Fund’s investment restrictions, policies or normal investment emphasis. During such a period, the Fund could be unable to achieve its investment objectives. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios. High transaction costs could result from more frequent trading.  Such trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a Fund.

3

DESCRIPTION OF SECURITIES, OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following descriptions of certain of the Funds’ policies and risks, which descriptions apply to the Funds’ direct investments and, where applicable, investments in other investment companies and exchange-traded funds (each, an “underlying fund”), supplement the Funds’ investment objectives and policies as described in the Prospectus.

CYBERSECURITY

As technology becomes more integrated into the Funds’ operations, the Funds will face greater operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cybersecurity threats may result from unauthorized access to the Funds’ digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Funds work closely with third-party service providers (e.g., administrators, transfer agents, and custodians), cybersecurity breaches at such third-party service providers may subject the Funds to many of the same risks associated with direct cybersecurity breaches. The same is true for cybersecurity breaches at any of the issuers in which the Funds may invest. While the Funds and their third-party service providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cybersecurity risks associated with cybersecurity, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated, and there can be no assurance that the Funds’ and their third party service providers’ preventative measures will succeed

DEBT AND OTHER FIXED INCOME INSTRUMENTS

General. Fixed income and debt investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding fixed income and debt investments are subject to more credit risk than lower yielding fixed income and debt investments. Such investments are also subject to interest rate risk, which refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Adviser may have to reinvest the proceeds in lower yielding securities to the detriment of the Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

Prepayment risk is the risk that, when interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income and debt securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.

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Adjustable Rate Securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to an interest rate index or other set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), based on the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

Resets of the interest rates of adjustable rate securities can occur at predetermined intervals or whenever changes in the applicable benchmark index occur. Changes in the benchmark index and the interest rate may be difficult to predict and may increase the volatility of the price, and have adverse effects on the value of the adjustable rate securities.

Adjustable Rate Mortgage Securities. Adjustable-rate mortgage securities (“ARMS”) bear interest at a rate determined by reference to a predetermined interest rate or index. The interest rates paid on the ARMS in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the Secured Overnight Financing Rate (SOFR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others may lag changes in market rate levels and be more or less volatile.

The underlying mortgages which collateralize ARMs may be fixed-rate mortgages or adjustable-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. The adjustable-rate mortgages that secure ARMS will frequently have caps and floors that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase. These payment caps may result in negative amortization. The value of mortgage securities may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of mortgage securities to be shorter than the maturities stated in the underlying mortgages.

Below-Investment-Grade Debt Securities. When investing in fixed income and debt securities, the Funds may purchase securities regardless of their rating, including debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Adviser to be of comparable quality. Securities rated less than Baa by Moody’s or BBB by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds” or “high yield” securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, and C is regarded by S&P and Moody’s, respectively, on balance, as high risk and predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody’s, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody’s or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions.

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The use of credit to evaluate high yield securities can involve certain risks. For example, ratings of debt securities represent the rating agency’s opinion regarding the debt security’s quality and are not a guarantee of quality. In addition, rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings to reflect events occurring since the security was last rated. The achievement of each Fund’s investment objective may be more dependent on the Adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds, and analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. The Funds may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, while investments in lower quality debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices and principal and income risk than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing, and the prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress, and during such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, by investing in such securities the applicable Fund may incur additional expenses to obtain recovery. In addition, the issuer’s ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features, which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because the secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. There may be no established retail secondary market for many of these securities, and there may be at times a limited number of dealers or institutional investors that may be willing to purchase such securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio (e.g., such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available), and could adversely affect the daily det asset value (“NAV”) of a Fund’s shares. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest, include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions, and (iii) the likely adverse impact of a major economic recession. The Funds may also incur additional expenses to the extent the Funds are required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Funds may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government’s willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Funds and consider their ability to assume the investment risks involved before making an investment. The Funds may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds.

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Certificates of Deposit and Bankers’ Acceptances. The Funds may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are unsecured, interest bearing receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by banks, corporations or other borrowers in order to finance their current operations. Commercial Paper is typically sold on a discounted basis rather than as an interest-bearing instrument.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. These loans may bear fixed or floating rates. Syndicated loans have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, a Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidations of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due. Further, obligations of sovereigns and their affiliates may be difficult or impossible to enforce.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund, and in certain cases, the rights and obligations acquired by a Fund through the purchase of an assignment may differ from, and be more limited than, those held by the assigning selling institution. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In certain cases, the rights and obligations acquired by a Fund through the purchase of an assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties to the Fund about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

With respect to loan participations, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan participation and only upon receipt by the lender of the payments from the borrower. A Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan in which the Fund has purchased a loan participation, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the loan participation. Thus, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation. In addition, in connection with purchasing loan participations, the Funds generally will have no role in terms of negotiating or effecting amendments, waivers and consents with respect to the loans underlying the loan participations. In the event of the insolvency of the lender, the applicable Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

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Investments in loan participations and assignments involve additional risks, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the applicable Fund may obtain less than the full value for the loan interests sold because they may be illiquid. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loan participations may also have the risk that the counterparty to the loan participation defaults or becomes insolvent.

Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

A syndicated loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, the Fund may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, a Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Interests in loans are also subject to additional liquidity risks. Loans are generally subject to legal or contractual restrictions on resale. Loans are not currently listed on any securities exchange or automatic quotation system, but are traded by banks and other institutional investors engaged in loan syndication. As a result, no active market may exist for some loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Consequently, the Funds may have difficulty disposing of loan assignments or loan participations in response to a specific economic event such as deterioration in the creditworthiness of the borrower, which can result in a loss. In such market situations, it may be more difficult for a Fund to assign a value to loan assignments or loan participations when valuing the Fund’s securities and calculating its net asset value.

The loans acquired by the Funds may be unsecured or undersecured. In addition, in the event of the insolvency of the selling institution, under the U.S. laws, a Fund may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, a secured loan. Consequently, the Funds may be subject to the credit risk of the selling institution as well as of the borrower. Certain of the secured loans or loan participations may be governed by the law of a jurisdiction other than the United States, which may present additional risks as regards the characterization under such laws of such participation in the event of the insolvency of the selling institution or the borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. A Fund will typically set aside appropriate liquid assets in a custodial account to cover its potential obligations under standby financing commitments.

Each Fund limits the amount of total assets that it will invest in any one issuer or, in issuers within the same industry. For purposes of these limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by that Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to a Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require that the Funds, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

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Maturity of Debt Securities. The maturity of debt securities may be considered long (10 years or more), intermediate (3 to 10 years), or short-term (less than 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

Mortgage Pass-Through Securities. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities represent undivided ownership interests in pools of mortgages and provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through securities”. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest (but not as to price and yield) on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. Government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities.

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Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments that have lower yields. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

Repurchase Agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the “underlying security”) and simultaneously commits to resell that security to the seller (i.e., a bank or primary dealer) at a mutually agreed upon price on an agreed upon date (usually within seven days of purchase), thereby determining the yield during the term of the agreement. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the applicable Fund will typically seek to liquidate such collateral. The exercise of the applicable Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Repurchase agreements are considered to be loans by an investment company under the 1940 Act. A Fund will only enter into repurchase agreements in accordance with policies and procedures approved by the Board and adopted by the Trust on behalf of the Fund. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the NAV of a Fund would be invested in such agreements or other securities which are illiquid.

Each Fund will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with the disposition of the collateral if the seller were to default. A Fund will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to a Fund is believed to justify the attendant risks. Each Fund has adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the applicable Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the applicable Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the applicable Fund may not be able to substantiate its interest in the underlying securities.

United States Government Obligations. United States Government obligations consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States Government and its agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, FNMA and the Student Loan Marketing Association, and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury, others by discretionary authority of the U.S. Government to purchase the agencies’ obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

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United States Government Agency Securities. United States Government agency securities consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, GNMA, Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, FHLMC, the Farm Credit Banks, FNMA, and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States Government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since the U.S. government is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Funds’ shares.

Warrants. Warrants are options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants are typically issued with preferred stock or bonds. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless. Warrants may be more speculative than other types of investments in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security, which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants may not necessarily move parallel to the prices of the underlying securities.

DERIVATIVE INSTRUMENTS

The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Funds, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Funds’ portfolios; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the applicable Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If a Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security.

Certain of the derivative investments in which the Funds may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Over-the-counter (“OTC”) derivatives may be more difficult to purchase, sell or value than other investments. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than OTC cleared and exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by a Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market) margin in the event of adverse price movements. In such a situation, if the applicable Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Funds to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Funds’ abilities to effectively hedge their portfolios. OTC derivatives that are not cleared are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the applicable Fund. If a counterparty were to default on its obligations, the applicable Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

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FOREIGN SECURITIES

Exposure to Foreign Markets. Investing in foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involves certain considerations and significant risks that are not typically associated with investing in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign securities, issuers and countries than is available about U.S. government securities and securities of domestic issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Funds’ interest and dividends from foreign issuers as well as gains or proceeds realized from the sale or other disposition of international securities may be subject to foreign. withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. Government and thereby reduce a Fund’s net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Decreases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated). Because the Funds may invest in securities denominated in foreign currencies, it may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. These activities may constitute “derivatives” transactions.

The Funds may invest in issuers domiciled in “emerging markets”, or those countries determined by the Adviser to have developing or emerging economies and markets. Emerging market investing can have more risks than investing in developed foreign markets. For example, governments of developing and emerging market countries may be more unstable as compared to more developed countries. Also, currency values may fluctuate more in developing or emerging markets, and many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of developing and emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries, and such countries may have less developed legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets.

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Further, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction. Some currencies in emerging markets may have been devalued significantly against the U.S. Dollar. For these and other reasons, the prices of securities in foreign markets can fluctuate more significantly than the prices of securities of companies in developed countries.

Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on foreign ownership of local companies generally, restrictions on the ability to repatriate investment income or constraints on currency exchange, or other government intervention. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. The less developed the country, the greater effect these risks may have on the Fund.

Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets; EDRs are issued by European financial institutions and typically trade in Europe; and GDRs are issued by European financial institutions and typically trade in both Europe and the United States. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

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Investments in European securities are subject to the risks of European countries, which can be significantly affected by the actions of their own individual governments as well as the actions of other European institutions, such as the European Union (“EU”), the European Economic and Monetary Union (“EMU”) and the European Central Bank. The EU is an intergovernmental and supranational union consisting of 27 member states. One of the key responsibilities of the EU is to create and administer a unified trade policy. The member states created the EMU, which established different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation. Member states relinquish their monetary control to the European Central Bank and use a single unified currency, the euro. Investments in Europe are also subject to currency risks. Further, because many countries are dependent on foreign exports, any fluctuations in the euro exchange rate could have a negative effect on an issuer’s profitability and performance. In addition, the EU has been extending its influence to the east as it has accepted several new Eastern European countries as members. Some of the new members remain burdened by the inherited inefficiencies of centrally planned economies. Additionally, these countries are dependent on Western Europe for trade and credit. The current and future status of the EU continues to be the subject of political and regulatory controversy, with widely differing views both within and between member countries. Further, the European financial markets have experienced uncertainty over the past few years, largely because of concerns about rising government debt levels and increased budget deficits. Political and regulatory responses to address structural and policy issues have created even greater instability throughout the region. The high levels of public debt increases the likelihood that certain European issuers will either default or restructure their debt obligations, which would have a negative effect on asset values. The use of austerity measures in countries such as Spain, Italy, Greece, Portugal and Ireland during times in which the eurozone has high levels of unemployment has limited economic growth. European countries can be adversely affected by the tight fiscal and monetary controls that the EMU requires its members to comply with.

Investments in emerging markets can be subject to a number of types of taxes that vary by country, change frequently, and are sometimes defined by custom rather than written regulation. Emerging countries can tax interest, dividends, and capital gains through the application of a withholding tax. The local custodian normally withholds the tax upon receipt of a payment and forwards such tax payment to the foreign government on behalf of each Fund. Certain foreign governments can also require a foreign investor to file an income tax return and pay the local tax through estimated tax payments or pay the local tax when filing the tax return. Although not frequently used, some emerging markets have attempted to slow conversion of their currency by imposing a repatriation tax. Generally, this tax is applied to amounts, that are converted from the foreign currency to the investor’s currency and withdrawn from the local bank account. Transfer taxes or fees, such as stamp duties, security transfer taxes, and registration and script fees, are generally imposed by emerging markets as a tax or fee on a capital market transaction. Each emerging country may impose a tax or fee at a different point in time as the foreign investor perfects his interest in the securities acquired in the local market. A stamp duty is generally a tax on the official recording of a capital market transaction. Payment of such duty is generally a condition of the transfer of assets and failure to pay such duty can result in a loss of title to such asset as well as loss of benefit from any corporate actions. A stamp duty is generally determined based on a percentage of the value of the transaction conducted and can be charged against the buyer (e.g., Cyprus, India, Israel, Jordan, Malaysia, Pakistan, and the Philippines), against the seller (e.g., Argentina, Australia, China, Egypt, Indonesia, Kenya, Portugal, South Korea, Trinidad, Tobago, and Zimbabwe). Although such a fee does not generally exceed 100 basis points, certain emerging markets have assessed a stamp duty as high as 750 basis points (e.g., Pakistan). A security transfer tax is similar to a stamp duty and is generally applied to the purchase, sale or exchange of securities, that occur in a particular foreign market. These taxes are based on the value of the trade and similar to stamp taxes, can be assessed against the buyer, seller or both. Although the securities transfer tax may be assessed in lieu of a stamp duty, such tax can be assessed in addition to a stamp duty in certain foreign markets (e.g., Switzerland, South Korea, Indonesia). Upon purchasing a security in an emerging market, such security must often be submitted to a registration process in order to record the purchaser as a legal owner of such security interest. Often foreign countries will charge a registration or script fee to record the change in ownership and, where physical securities are issued, issue a new security certificate. In addition to assessing this fee upon the acquisition of a security, some markets also assess registration charges upon the registration of local shares to foreign shares.

In addition to the general risks of investing in foreign securities, the Funds may, from time to time, have exposure to issuers located in Asian markets, including, but not limited to, Japan and China. The economic, political, and regulatory conditions in Asian countries can be highly variable and, in some cases, unpredictable. Many Asian markets have experienced periods of significant instability and government intervention, including expropriation or nationalization of assets, abrupt changes in laws or regulations affecting foreign investment, restrictions on repatriation of capital, and imposition of currency controls. These factors can adversely affect the value, liquidity, and repatriation of the Funds’ investments. Asian securities markets are, in general, less mature than those in the United States, often characterized by lower trading volumes, wider bid/ask spreads, greater price volatility, and less reliable settlement systems, which can result in increased risk of delays or failed trades.

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The Funds’ investments in Asian countries may also be significantly affected by fluctuations in local currencies, which can be subject to government intervention, devaluation, or inconvertibility. In China, for example, the government maintains significant control over the economy, financial markets, and currency exchange, and may impose capital controls or foreign ownership restrictions with little notice. Investments in Chinese issuers may also be affected by regulatory uncertainty, lack of transparency, changes in policies regarding foreign participation in local markets, social, economic and political conditions impacting China, including international relations with other nations, public health risks, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities. Additionally, certain investments in China may be made through structures such as variable interest entities (VIEs), which present unique legal and operational risks, including uncertainty regarding enforceability of ownership rights. Japan, though a developed market, faces distinct risks related to long-term economic stagnation, high levels of public debt, an aging population, exposure to natural disasters, and ongoing monetary and fiscal interventions by the Japanese government and central bank. The performance of Japanese securities may also be influenced by regional geopolitical tensions or trade disputes.

Across Asia, the diversity of legal, regulatory, and accounting standards, as well as varying levels of investor protection and market oversight, may make it more challenging for the Funds to obtain reliable information or enforce contractual and legal rights. Geopolitical risks, such as tensions in the Taiwan Strait, the Korean Peninsula, or territorial disputes in the South China Sea, may lead to market volatility or disrupt economic activity in the region. While the Funds do not concentrate exclusively in any single Asian market or sector, their investments in the region may subject them to these and other risks to a greater extent than funds that do not invest in Asian issuers. These risks may be heightened during periods of economic, political, or social instability and may result in significant losses.

Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Fund may also invest in non-deliverable forward contracts (cash-settled contracts for currencies of countries which do not allow non-residents to hold substantial sums of their currency, e.g. China), in order to hedge the foreign currency risk. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers as opposed to on exchanges regulated by the CFTC (note, however, that under new definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared). A forward contract generally has no standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount) or initial margin deposit requirement, and no commissions are charged at any stage for trades.

A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign currency exposure of its portfolio. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund will seek to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter a Fund’s exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency. Alternatively, where appropriate, a Fund may manage all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, each Fund retains flexibility to enter into such forward contracts when the Adviser determines that the best interests of the Fund will be served.

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A Fund may enter into forward contracts for any other purpose consistent with that Fund’s investment objective and program. In determining the amount to be delivered under a contract, a Fund may net offsetting positions.

At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or initiate a new forward contract.

If a Fund retains the portfolio security and engages in an offsetting transaction, that Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, that Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. No Fund is required to enter into forward contracts with regard to its foreign currency denominated securities and a Fund will not do so unless deemed appropriate by the Adviser. Further, this method of hedging against a decline in the value of a currency is intended to establish a rate of exchange at a future date, and not to eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain, which might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Foreign Futures and Options. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act (“CEA”), the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time a Fund’s order is placed and the time it is liquidated, offset or exercised.

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FORWARD COMMITMENTS

Forward commitments are securities purchased on a “when-issued” or delayed delivery basis. Such securities are not available for immediate delivery despite the fact that a market exists for those securities. The price for such securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within two months of the purchase, but may be negotiated to take up to three months. During the period between purchases and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction as a purchase and thereafter reflect the value of the security each day in determining the Fund’s NAV. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

FUTURES CONTRACTS

General. Futures contracts include stock index, interest rate and currency futures (commonly referred to as “futures” or “futures contracts”).

Stock index futures contracts may be used to provide a hedge for a portion of a Fund’s portfolio, as a cash management tool, or as an efficient way for the Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Each Fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge a Fund’s portfolio successfully, a Fund must sell futures contracts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of a Fund’s portfolio securities.

Interest rate or currency futures contracts may be used to manage a Fund’s exposure to changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund. In this regard, a Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

Each Fund may enter into futures contracts that are traded on national or foreign futures exchanges, which are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the CEA by the CFTC. Futures are traded in London at the London International Financial Futures Exchange in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing a Fund’s objectives in these areas.

Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading might involve risks, which differ from those involved in the futures and options described in this Statement of Additional Information.

Hedging Risk. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or market or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the possible imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments, which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of a Fund’s underlying instruments sought to be hedged.

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Successful use of futures contracts by a Fund for hedging purposes is also subject to the Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in a Fund’s portfolio might decline. If this were to occur, a Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund’s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, a Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.

LIBOR Risk. A Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The Fund's investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund may also reference LIBOR.

The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, the FCA directed that certain USD LIBOR settings would continue to be published under a synthetic methodology, a practice that ceased on September 30, 2024. Actions by regulators have resulted in the establishment of alternative reference rates in most major currencies. The U.S. Federal Reserve, based on the recommendations of Alternative Reference Rates Committee, has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or net asset value.

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Liquidity. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or short futures positions. A Fund may close its positions by taking opposite positions, which would operate to terminate that Fund’s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to a Fund, and that Fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. The reasons for the absence of a liquid secondary market on an exchange are substantially the same as those discussed in the section entitled “Description of Securities, Other Investment Policies and Risk Considerations – Options on Futures Contracts”. In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, a Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Trading in Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as “contract markets”) approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike when a Fund purchases or sells a security, no price would be paid or received by that Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or other liquid securities, known as “initial margin”. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in the underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to that Fund.

These subsequent payments, called “variation margin”, to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market”. A Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction that Fund will continue to be required to maintain the margin deposits on the futures contract.

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For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract were deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount of margin deposited to maintain the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

ILLIQUID SECURITIES

Certain securities that a Fund may purchase (e.g., restricted securities purchased in private placements) may be illiquid (generally, securities that the Fund determines are unlikely to be able to be sold within seven (7) days) when purchased.

Securities held by a Fund, even if liquid when acquired, may become illiquid if the underlying issuer faces material financial difficulties or bankruptcy, the securities are delisted from an exchange on which they were traded or the Adviser otherwise determines that the securities are illiquid. Illiquid securities are subject to the risk that they cannot be sold in a timely manner, and are also subject to the risk that they must be fair valued by the applicable Fund with little or no current, independent pricing information. In such a case, the Fund may undervalue or overvalue the securities. Each Fund is subject to a restriction preventing the Fund from acquiring illiquid securities with more than 15% of its assets. If through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, a Fund will take appropriate steps to protect liquidity.

INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies, including ETFs, closed-end funds and open-end (mutual) funds (also called underlying funds), as well as in business development companies. To the extent such underlying funds are index-based, these underlying funds will generally attempt to replicate the performance of a particular index. An underlying fund may not always hold all of the same securities as the index it attempts to track. An underlying fund may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An underlying fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance. Furthermore, when a Fund invests in shares of underlying funds, performance is directly related to the ability of the underlying funds to meet their respective investment objectives, as well as the allocation of the Fund’s assets among the underlying funds by the Adviser. Accordingly, each Fund’s investment performance will be influenced by the investment strategies of and risks associated with any underlying funds in direct proportion to the amount of assets the Fund allocates to such underlying funds utilizing such strategies.

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There is also a risk that the underlying funds may terminate due to extraordinary events. For example, any of the service providers to an underlying fund, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund, and the underlying fund may not be able to find a substitute service provider. Also, the underlying fund may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund may also terminate. In addition, an underlying fund may terminate if its net assets fall below a certain amount. Although the Funds believe that in the event of the termination of an underlying fund, the applicable Fund will be able to invest instead in shares of an alternate underlying fund tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund would be available for investment at that time.

Additional risks related to investments in investment companies, including risks related to specific types of investment companies, are set forth below.

1940 Act Requirements. Generally, under Section 12(d)(1) of the 1940 Act, a fund may not acquire shares of another investment company if, immediately after such acquisition, (i) a fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) a fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) more than 10% of a fund’s total assets would be invested in investment companies. Under certain statutory and regulatory exemptions, a fund may invest in registered and unregistered money market funds in excess of these limitations. The Funds may rely upon any applicable statutory or regulatory exemptions in investing in other investment companies. These restrictions and conditions may limit the Funds’ ability to invest in other investment companies to the extent desired.

Business Development Companies. Business Development Companies (“BDCs”) are a type of closed-end investment company regulated under the 1940 Act. BDCs typically operate as publicly traded private equity firms that invest in early stage to mature private companies as well as small public companies. BDCs are regulated under the 1940 Act and are taxed as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). BDCs realize operating income when their investments are sold off, and therefore maintain complex organizational, operational, tax and compliance requirements. For tax purposes, BDCs generally intend to qualify for taxation as RICs. To so qualify, BDCs must satisfy certain asset diversification and source of income tests and must generally distribute at least 90% of their taxable earnings as dividends. Under the 1940 Act, BDCs are also required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. Government securities and high-quality debt investments that mature in one year or less. While BDCs are expected to generate income in the form of dividends, because BDCs generally invest in less mature private companies or thinly traded U.S. public companies (which involve greater risk than well-established publicly-traded companies), certain BDCs during certain periods of time may not generate such income. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and the BDC’s portfolio of investments. Securities of private companies may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. In addition, investments made by BDCs are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment. Since BDCs rely on access to short-term money markets, longer-term capital markets and the bank markets as significant sources of liquidity, if BDCs are not able to access capital at competitive rates, their ability to implement certain financial strategies will be negatively impacted. Market disruptions, including a downturn in capital markets in general or a downgrade of the credit rating of a BDC held by a Fund, may increase the cost of borrowing to that company, thereby increasing its cost of borrowing and adversely impacting the Fund’s returns. Credit downgrades may also result in requirements for a BDC to provide additional support in the form of letters of credit or cash or other collateral to various counterparties.

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Closed-End Investment Companies. Each Fund may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. A Fund, together with any company or companies controlled by that Fund, and any other investment companies having the Adviser as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the NYSE, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

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Exchange Traded Funds. A Fund may invest in shares of other exchange traded funds (“ETFs”). Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or declines, in the case of leveraged inverse ETFs) of the underlying index or benchmark. In addition, some ETFs are non-registered investment companies that invest directly in securities, commodities or other assets (such as precious metals).

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. The NAV and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs may use investment techniques and financial instruments such as derivative transactions and short selling techniques, and the use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques. In addition, while leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

ETF shares are redeemable only in large blocks (typically, 50,000 shares), called “creation units”, and are redeemed principally in-kind at each day’s next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A Fund’s purchase of ETFs results in the layering of expenses, such that the Fund would indirectly bear a proportionate share of any ETF’s operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Investments in an ETF involve certain risks generally associated with investments in a broadly based portfolio of securities, including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument. In addition, an index-based ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain investments in the secondary market, discrepancies between the ETF and the index with respect to the weighting or number of investments held or other factors. In addition, an ETF may be adversely affected by the performance of the specific index, market sector or group of industries on which it is based. ETFs that invest in other assets, such as commodities, are subject to the risks associated with directly investing in those assets. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value and, if an index-based ETF, the ETF may not track an index as well as a traditional index mutual fund because of the disparity between the ETF’s market value and the ETF’s NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, if the shares are de-listed from the exchange, or upon the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Because ETFs and pools that issue similar instruments bear various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser may consider the expenses associated with an investment in determining whether to invest in an ETF.

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Expenses of Other Investment Companies. A Fund’s investments in ETFs, mutual funds, closed-end funds, REITs and other underlying funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds.

Master/Feeder Structure. Notwithstanding these limitations, each Fund reserves the right to convert to a “master/feeder” structure at a future date. If the Board approved the use of a master-feeder structure for a Fund, a Fund (the “feeder” fund) would invest all of its investable assets in an open-end management investment company (the “master” fund) with substantially the same investment objectives, policies and limitations as that Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that would be held by that Fund would be that Fund’s interest in the master fund. Under such a structure, one or more “feeder” funds, such as a Fund, invest all of their assets in a “master” fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, a Fund will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of a Fund.

Open-End Investment Companies. The 1940 Act provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by a Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities therefore, will generally be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of a Fund’s assets. In some cases deemed appropriate by the Adviser or the Board of Trustees, Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities will be considered readily marketable securities (for example, ETFs, which are registered as open-end investment companies but listed on an exchange).

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, a Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of a Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

MARKET RISK

Market risk is the risk that the value of the securities in the Funds’ portfolios may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Funds’ investments, economic conditions and general market conditions. Certain market events could increase volatility and exacerbate market risk, and could result in trading halts, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, terrorism, war, military action and epidemics, pandemics or other public health issues. Any of the foregoing market events can adversely affect the economies of one or more countries or the entire global economy, certain industries or individual issuers, and capital and security markets in ways that cannot necessarily be foreseen or quickly addressed.

As shown with the coronavirus disease that emerged in 2020 (COVID-19), market events (including public health crises and concerns) can have a profound economic and business effect that results in cancellations and disruptions to supply chains and customer activity, disruption and displacement of one or more sectors or industries, closing of borders and imposition of travel restrictions and quarantines, general public concern and uncertainty and, in extreme cases, exchange trading halts due to rapidly falling prices.

Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Funds) could change drastically and rapidly and therefore adversely affect the Funds.

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OPTIONS

Dealer (Over-the-Counter) Options. The Funds may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Funds would look to a clearing corporation to exercise exchange-traded options, if the Funds were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction. Transaction costs regarding writing and purchasing options are normally higher than those applicable to purchases and sales of portfolio securities.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Funds will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Funds originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Funds may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to that Fund. For example, since the Funds must maintain a secured position with respect to any call option on a security they write, the Funds may not sell the assets, that they have segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that a Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, each Fund will treat dealer options as subject to a Fund’s limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instrument accordingly.

Options on Futures Contracts. Each Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances (e.g., volume exceeds clearing capability) may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

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As an alternative to writing or purchasing call and put options on stock index futures, each Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

Purchasing Call Options. Each Fund may purchase American or European style call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences, which could reduce its current return. A Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables a Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to a Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options. Each Fund may purchase American or European style put options. As the holder of a put option, a Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies.

Each Fund may purchase a put option on an underlying security or currency (a “protective put”) owned by a Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when a Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, a Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

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Option Combinations. Each Fund may purchase or write put or call options in combinations, including, without limitation, spreads, straddles and collars. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option, however, downside protection may be limited as compared to just owning a single option. Also, certain option combinations, such as straddles, may be subject to special tax rules.

Special Risks of Over the Counter Options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, an OTC option is a type of financial contract that is negotiated privately and directly between two parties, rather than being traded on a public exchange. Unlike exchange-traded options, which are standardized and backed by a clearing organization that guarantees the transaction, OTC options are custom contracts whose terms are set by the parties involved, typically a Fund and a financial institution such as a bank or securities dealer. There is no third-party clearinghouse involved to guarantee that each party fulfills its obligations under the contract. Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Writing Covered Call Options. A Fund may write (sell) American or European style “covered” call options and purchase options to close out options previously written by that Fund. In writing covered call options, a Fund expects to generate additional premium income which should serve to enhance that Fund’s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Adviser’s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

A call option gives the holder (buyer) the “right to purchase” a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

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A call option is considered “covered” if a Fund (i) owns the security or currency subject to the option, or owns an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the “covered” option; or (ii) has established with its custodian for the term of the option an account consisting of cash, U.S. Government securities or other liquid securities having a value equal to the fluctuating market value of the securities or currencies on which a Fund holds the option.

The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option, which a Fund has written, expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security or currency. The Funds do not consider a security or currency covered by a call to be “pledged” as that term is used in a Fund’s policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability of that Fund. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per share of a Fund is computed (the close of the New York Stock Exchange (“NYSE”)) or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions are typically effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that a Fund will be able to effect such closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When a Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

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A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Writing Covered Put Options. Each Fund may write American or European style covered put options and purchase options to close out options previously written by a Fund. A put option gives the purchaser of the option the right to sell and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A put option is considered “covered” if a Fund (i) maintains in a segregated account cash, U.S. Government securities or other liquid appropriate securities in an amount not less than the exercise price or (ii) owns an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency for a Fund’s portfolio at a price lower than the current market price of the security or currency. In such event a Fund would write a put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since a Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to a Fund. In addition, a Fund, because it does not own the specific securities or currencies, which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

If trading is interrupted in an underlying security, the trading of options on that security is usually halted as well. Holders and writers of options will then be unable to close out their positions until options trading resumes, and they may be faced with considerable losses if the security reopens at a substantially different price. Even if options trading is halted, holders of options will generally be able to exercise them. However, if trading has also been halted in the underlying security, option holders face the risk of exercising options without knowing the security’s current market value. If exercises do occur when trading of the underlying security is halted, the party required to deliver the underlying security may be unable to obtain it, which may necessitate a postponed settlement and/or the fixing of cash settlement prices.

FLexible EXchange® Options. The Funds may invest in FLEX Options, including both purchased and written put and call options (as further described below). FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e. the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts.

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The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund’s shares and result in the Fund and being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, a Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of the Fund. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of factors such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

REAL ESTATE INVESTMENT TRUSTS

The Funds may invest in real estate investment trusts (“REITs”). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITS may also include operating or finance companies. REITs are subject to similar risks to those of direct investments in real estate and the real estate industry generally, including, without limitation, declines in the value of real estate, risks related to changes in general and local economic conditions, overbuilding and increased competition (including, without limitation, competition based on rental rates), increases in property taxes and operating expenses, variations in rental income, loss to casualty or condemnation, zoning law amendments, changes in interest rates, variations in market value, changes in the financial condition of tenants, changes in operating costs, attractiveness and location of properties, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. To the extent that a Fund includes the gross dividends from such REITs in its distributions to its shareholders, a portion of the Fund’s distributions may be deemed a return of capital. In addition, generally, REITs are subject to management fees and other expenses, and so any Fund invested in a REIT might bear its proportionate share of the costs of the REIT’s operations. REITs are also subject to additional risks associated with poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distributions of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

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REGULATORY MATTERS

Changing Fixed Income Market Conditions. Changes in domestic policy may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fixed income investments, including fixed income investments held by a Fund, which could cause the value of the Fund’s investments and share price to decline and/or may decrease demand for Fund shares. This could cause a Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance. To the extent that a Fund invests in derivatives tied to fixed income markets, the Fund will be more substantially exposed to these risks than a fund that does not invest in such derivatives.

Regulatory Limitations. The Funds will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, risk management purposes, or as otherwise permitted by the rules and regulations of the CFTC. The Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, regulates the OTC derivatives market by, among other things, requiring many derivative transactions to be cleared, expanding entity registration requirements, imposing business conduct requirements on dealers and requiring banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether.

The Funds’ investments in regulated derivatives instruments, such as swaps, futures and options, may be subject to maximum position limits established by the CFTC and U.S. and foreign futures exchanges. Under the exchange rules, all accounts owned or managed by advisers (such as the Adviser) or the Adviser’s principals or affiliates would be combined for position limit purposes. To comply with the position limits established by the CFTC and the relevant exchanges, the Adviser may in the future reduce the size of positions that would otherwise be taken for the Funds or not trade in certain markets on behalf of the Funds to avoid exceeding such limits. A violation of position limits by the Adviser could lead to regulatory action resulting in mandatory liquidation of certain positions held by the Adviser on behalf of any Fund. There can be no assurance that the Adviser will liquidate positions held on behalf of all of the Adviser’s accounts in a proportionate manner or at favorable prices, which may result in substantial losses to the Funds. Such policies could affect the nature and extent of derivatives use by the Funds.

RESTRICTED SECURITIES AND RULE 144A

Restricted securities may be acquired in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally illiquid, and will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees of the Trust.

Restricted securities acquired by a Fund will generally be eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund’s restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider: (1) the frequency of trades and quotes, (2) the number of dealers and potential purchases, (3) any dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that a Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

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SECURITIES LENDING

In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which Horizon has determined are creditworthy under guidelines established by the Board. In determining whether a Fund will lend securities, Horizon will consider all relevant facts and circumstances. A Fund may not lend securities to any company affiliated with Horizon. Each loan of securities will be collateralized by cash, securities or letters of credit. A Fund might experience a loss if the borrower of a security defaults on the loan or its other obligations.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit, equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan. Loans are subject to termination at the option of a Fund or the borrower at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. A Fund might experience the risk of loss if the institution with which the Fund has engaged in a portfolio loan transaction breaches its agreement with the Fund. The principal risk of portfolio lending is potential default or insolvency of the borrower, and as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, a Fund may be required to invest in securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the applicable Fund will have to cover the loss when repaying the collateral.

The Funds participate in securities lending arrangements whereby a Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Funds’ securities lending agent, and it oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by Horizon.

SHORT SALES

A Fund may sell securities short as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. It is a transaction in which a Fund sells a security it does not own or has the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

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When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. A Fund is required to make a margin deposit in connection with such short sales; a Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale.

If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, a Fund will incur a loss; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. In addition, short sales expose a Fund to the risk that the Fund will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended.

A Fund may sell securities short to the full extent permitted under the 1940 Act. A short sale is “against the box” to the extent a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

SWAP AGREEMENTS

Each Fund may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to a Fund than if a Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Swap transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Whether a Fund’s use of swap agreements enhance that Fund’s total return will depend on the Adviser’s ability to correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under a Fund’s repurchase agreement guidelines.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Funds to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Funds’ abilities to effectively hedge their respective portfolios. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if these investment techniques were not used.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants”, which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Credit Default Swaps. A credit default swap is a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is akin to a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. In turn, the insurer typically pays the insured the remaining interest on the debt, as well as the principal. A credit default swap agreement may reference one or more debt securities or obligations that may not then be currently held by the applicable Fund. If a credit event occurs under a swap referencing a corporate, sovereign or municipal reference obligation, the buyer typically receives the notional amount of the reference obligation subject to an obligation to physically deliver the notional amount of the reference obligation (or other permitted security) to the seller, which reference obligation (or other permitted security) may not be readily available to the buyer, in which case the buyer may forfeit its credit event payment. However, in many cases, the parties to the swap will agree to an industry-wide cash-settlement auction process. Following a credit event and the physical delivery or cash settlement thereof, a swap referencing a corporate, sovereign or municipal reference obligation will terminate. If a credit event occurs under a swap referencing an asset-backed security reference obligation, the buyer typically receives a payment calculated by reference to the principal write-downs and interest shortfalls under a notional amount of the reference obligation. In certain cases, the buyer may be required to make a payment calculated by reference to a write-up or recovery under a notional amount of the reference obligation, which may relate to a credit event that occurred prior to the time that the buyer entered into the swap. Swaps referencing asset-backed security reference obligations do not terminate following a credit event thereunder. If a Fund is a buyer and no credit event occurs, the Fund will have made payments under the swap and received nothing. If a Fund is a seller of protection under a credit default swap, the Fund effectively adds leverage to its portfolio because it gains exposure to the notional amount of the swap. Entering into a credit default swap may subject the applicable Fund to greater risk than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps also involve illiquidity risk, counter-party risk (for OTC swaps) and credit risk.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ entire portfolio holdings are publicly disseminated each day the Funds are open for business through the Funds’ website and may be made available through financial reporting and news services or any other medium, including publicly available internet web sites.

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MANAGEMENT OF THE TRUST

Trustees and Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and each of the Funds. The current Trustees and Officers of the Trust, their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held during the past five years are set forth in the following table. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are identified in the table.

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Independent Trustees

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Audit Committee Chair, Indefinite Term of Office (since 2015)	Creator, author and founder of John Davidson’s Economic Comments (2009-2018).	[29]	Trustee, AdvisorOne Funds (7 portfolios). (2012-2022)
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	[29]	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (2011-2019), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	[29]

Trustee, Barings Funds Trust (8 portfolios)

(2013-2021)

Trustee, Barings Global Short Duration High Yield Fund

(2011-current)

Trustee, Barings BDC, Inc.,

(2018-current)

Trustee, Barings Private Credit Corporation.

(2021-current)

Trustee, Barings Capital Investment Corporation

(2020-current)

Trustee, Barings Private Equity Opportunities & Commitments Fund

(2022-2023)

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.
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Interested Trustees and Officers

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John Drahzal ** Year of Birth: 1966	Interested Trustee Indefinite Term of Office (since 2021) and President; One Year Term of Office (since 2021)	CEO and President of Horizon Investments, LLC (CEO November 2021 - present and President December 2020- present); Various Positions at Horizon Investments (2017-2020).	[29]	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, LLC, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, 2008 - 2014	Not Applicable	Not Applicable
Steve Terry Year of Birth: 1980	Treasurer, Chief Financial Officer; One Year Term of Office (since October 2018)	Chief Financial Officer of Horizon Investments, LLC, November 2021- present; Head of Finance and Business Systems of Horizon Investments, LLC, August 2016-present; Co-Founder, Catamaran Investment Partners, 2015-August 2016; Principal, Intersection Partners, 2011-2015	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.
**	Mr. Drahzal is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with Horizon.

The Role of the Board of Trustees

The Board oversees the management and operations of the Trust. The day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as Horizon, the Distributor, the Custodian and Fund Services (the transfer agent and administrator), each of whom are discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of Horizon as officers of the Trust, with responsibility to monitor and report to the Board regarding certain of the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of the Board’s regular quarterly Board Meetings, which are typically held quarterly, in person, and involve the Board’s review of recent operations.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Trust’s Board includes three Independent Trustees and one Interested Trustee. Mr. Okel, an Independent Trustee, serves as Chair of the Board. The Board has determined that this is an appropriate structure for the Trust because, among other things, the Board’s small size and the small number of Funds in the Trust permit Trust management to communicate with each independent Trustee as and when needed, and permit each Independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function.

The Board has established a committee structure that includes an Audit Committee, Nominating Committee and a Proxy Voting Committee (discussed in more detail below). Each Committee is comprised entirely of Independent Trustees.

The Board reviews annually the structure and operation of the Board and its Committees. The Board has determined that the composition of the Board and the function and composition of its various Committees provide the appropriate means and communication channels to address any potential conflicts of interest that may arise.

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Board Oversight of Risk Management

Through the Board’s direct oversight role and the officers and service providers of the Funds, the Board performs a risk oversight function for the Funds. To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; meets with representatives of various service providers, including Horizon and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a CCO of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Board holds four regular meetings each year to consider and address matters involving the Trust and Funds. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, Horizon or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Board’s function and the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board is reviewed.

In addition to the information provided in the prior chart, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.

John Drahzal. Mr. Drahzal has been the President of Horizon since December 2020 and the CEO of Horizon and President of the Trust since November 2021. Previously, Mr. Drahzal served as head of distribution for Prudential Investments, and President of Reich & Tang, an investment affiliate of Natixis Global Asset Management. Mr. Drahzal began his career at Victory Asset Management where he helped launch their mutual fund business, The Victory Funds.

John W. Davidson. Mr. Davidson served as the lead independent trustees for AdvisorOne Funds from 2012-2022. He has received the CFA designation and has over 35 years of industry experience, including positions with investment management responsibility for separate institutional accounts, mutual funds, trusts, and insurance assets. Mr. Davidson was most recently the President of PartnerRe Asset Management Corporation.

Todd W. Gaylord. Mr. Gaylord has received CPA (inactive) and CFA designations, and worked in various capacities on trading floors for Bank of America and Wachovia Securities from 1999-2008 trading corporate bonds, syndicated loans, and credit default swaps. In recent years he has been active in real estate and private equity investing, as well as financial consulting.

Thomas W. Okel. Mr. Okel was most recently the Executive Director of Catawba Lands Conservancy, which is a nonprofit land trust that works with willing landowners to save land in North Carolina’s Southern Piedmont to preserve a healthy, natural environment for future generations. He is also a trustee of Barings Global Short Duration High Yield Fund, Barings BDC, Inc., Barings Capital Investment Corporation, and Barings Private Credit Corporation, and was formerly a Trustee of the Barings Funds Trust and the Barings Private Equity Opportunities & Commitments Fund. Tom previously served as Global Head of Syndicated Capital Markets at Bank of America Merrill Lynch and managed capital markets, sales, trading and research for the United States, Europe, Asia and Latin America.

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The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees

The Board has established the following standing committees:

Audit Committee. The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of the Board. The Audit Committee also serves in the role of the Trust’s qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met two times during the last fiscal year.

Nominating Committee. The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects, and appoints Independent Trustees to fill vacancies on the Board and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust. The Nominating Committee did not meet during the last fiscal year.

Proxy Voting Committee. The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which a Fund is entitled to vote presents a conflict between the interests of a Fund’s shareholders, on the one hand, and those of the Adviser, principal underwriter or an affiliated person of the Funds, the Adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust’s Proxy Voting and Disclosure Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if a Fund should participate in a class action settlement, if called upon by the Adviser, in cases where a class action settlement with respect to which a Fund is eligible to participate presents a conflict between the interests of a Fund’s shareholders, on the one hand, and those of the Adviser, on the other hand. The Proxy Voting Committee meets only as necessary. The Proxy Voting Committee did not meet during the last fiscal year.

Compensation of Trustees

The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $110,000 for each fiscal year plus $10,000 for attendance at each quarterly board meeting. Prior to January 1, 2025, the Trust paid each Trustee of the Trust who is not an interested person an annual retainer of $85,000 for each fiscal year plus $10,000 for attendance at each quarterly board meeting. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust. No other compensation or retirement benefits are received by any Trustee from the Funds.

As the Funds had not commenced operations prior to the date of this SAI, none of the Trustees have received any compensation with respect to the Funds, however, the table below reflects the amount of compensation received by each Trustee from all funds in the Trust during the fiscal year ended November 30, 2025:

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[TO BE UPDATED BY AMENDMENT]

The Trustees serve on the Board for terms of indefinite duration. A Trustee’s position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity.

Trustee Ownership of Fund Shares and Other Interests

As the Funds had not commenced operations prior to the date of this SAI, none of the Trustees have beneficially owned any shares of the Funds, however, the table below reflects the aggregate dollar range of equity securities in all funds in the Trust owned by the Trustees as of December 31, 2025, stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; and E = over $100,000.

[TO BE UPDATED BY AMENDMENT]

Ownership of Fund Affiliates

Neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in Horizon, the Funds’ principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in Horizon, the Trust’s principal underwriter or any of its affiliates.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

As new funds, there were no shareholders who beneficially or of record owned 5% or more of the outstanding shares of any class of the Funds.

[The Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds or Predecessor Funds.]

As of [●], 2026, the name and percentage ownership of each shareholder that owned 5% or more of the outstanding shares of each Predecessor Fund is set forth in the table below:

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser

Horizon Investments, LLC, a South Carolina limited liability company, serves as investment adviser to each of the Funds. Horizon has been an investment adviser since 1995, and serves individuals, mutual funds, employee benefit plans, trusts and corporations. Horizon maintains its principal offices at 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277. Under the terms of its Investment Advisory Agreement with each Fund, Horizon is responsible for formulating each Fund’s investment program and making day-to-day investment decisions. Horizon provides office space, services and equipment and assistance in supervising matters relating to the Funds’ operations. Horizon is controlled by ACP Horizon Holdings, L.P., an entity affiliated with Altamont Capital Management, LLC, a private investment firm. As of [ ], 2025, Horizon managed approximately $[ ] billion in client assets.

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In addition to the duties set forth in the Prospectus under the section entitled “Management”, Horizon, in furtherance of such duties and responsibilities, is authorized in its discretion to engage in the following activities: (i) develop a continuing program for the management of the assets of the Funds; (ii) buy, sell, exchange, convert, lend, or otherwise trade in portfolio securities and other assets; (iii) place orders, negotiate commissions for the execution of transactions in securities and establish relationships with or through broker-dealers, underwriters, or issuers; (iv) prepare and supervise the preparation of shareholder reports and other shareholder communications; and (v) obtain and evaluate business and financial information in connection with the exercise of its duties.

Subject to policies established by the Board, which has overall responsibility for the business and affairs of the Funds, Horizon manages the operations of the Funds. In addition to providing advisory services, Horizon furnishes the Funds with office space and certain facilities and personnel required for conducting the business of the Funds.

Investment Advisory Agreements

Each Investment Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of a Fund. Each Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by Horizon, or by holders of a majority of that Fund’s outstanding shares. Each Advisory Agreement shall terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

Under the Advisory Agreement, Horizon has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (ii) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (iv) any fees and expense related to the provision of securities lending services; (v) the advisory fee payable to the Adviser hereunder; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (vii) other extraordinary expenses (in each case as determined by a majority of the independent trustees). The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of a Fund and are not paid by the Adviser. Under the terms of the Investment Advisory Agreements, Horizon receives monthly fees from each Fund calculated in accordance with the following:

Enhanced Market Strategy Fund	At an annual rate of [0.79%] of the Fund’s average daily net assets.
Universal Fixed Income Fund	At an annual rate of [0.85%] of the Fund’s average daily net assets.
Dynamic Fixed Income Fund	At an annual rate of [0.89%] of the Fund’s average daily net assets.
U.S. Equity Rotation Fund	At an annual rate of [0.79%] of the Fund’s average daily net assets.
Hedged Market Strategy Fund	At an annual rate of [0.75%] of the Fund’s average daily net assets.

As of the date of this SAI, the Funds have not commenced operations and the Funds have not paid management fees to the Adviser.

The Predecessor Funds paid the following advisory fees to the Predecessor Advisers for the periods indicated:

Enhanced Market Strategy Predecessor Fund
For the fiscal year ended [●]: $[●], net of waivers in place during the period
For the fiscal year ended [●]: $[●], net of waivers in place during the period
For the fiscal year ended [●]: $[●], net of waivers in place during the period

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Universal Fixed Income Predecessor Fund
For the fiscal year ended [●]: $[●], net of waivers in place during the period
For the fiscal year ended [●]: $[●], net of waivers in place during the period
For the fiscal year ended [●]: $[●], net of waivers in place during the period

Dynamic Fixed Income Predecessor Fund
For the fiscal year ended [●]: $[●], net of waivers in place during the period
For the fiscal year ended [●]: $[●], net of waivers in place during the period
For the fiscal year ended [●]: $[●], net of waivers in place during the period

U.S. Equity Sector Rotation Predecessor Fund
For the fiscal year ended [●]: $[●], net of waivers in place during the period
For the fiscal year ended [●]: $[●], net of waivers in place during the period
For the fiscal year ended [●]: $[●], net of waivers in place during the period

Regents Park Hedged Market Strategy Predecessor Fund
For the fiscal year ended [●]: $[●], net of waivers in place during the period
For the fiscal year ended [●]: $[●], net of waivers in place during the period
For the fiscal year ended [●]: $[●], net of waivers in place during the period

Investment Sub-Adviser

Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the U.S. Equity Sector Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser formed in 2018, and is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to an investment sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities the U.S. Equity Sector Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser from its management fee, which fee is calculated and paid monthly, at an annual rate based on average daily net assets of the U.S. Equity Sector Fund.

ADMINISTRATOR

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as each Fund’s administrator pursuant to an administration agreement (the “Administration Agreement”). Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Funds had not commenced operations prior to the date of this SAI and therefore no fees were paid to the Administrator.

With respect to each Predecessor Fund, during the fiscal periods indicated below, Two Roads Shared Trust paid administration fees to Ultimus Fund Solutions, LLC, the Predecessor Funds’ administrator and fund accountant, as follows:

Enhanced Market Strategy Predecessor Fund

For the fiscal periods ended [●], [●], and [●]: $[●], $[●], and $[●], respectively

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Universal Fixed Income Predecessor Fund

For the fiscal periods ended [●], [●], and [●]: $[●], $[●], and $[●], respectively

Dynamic Fixed Income Predecessor Fund

For the fiscal periods ended [●], [●], and [●]: $[●], $[●], and $[●], respectively

U.S. Equity Sector Rotation Predecessor Fund

For the fiscal periods ended [●], [●], and [●]: $[●], $[●], and $[●], respectively

Regents Park Hedged Market Strategy Predecessor Fund

For the fiscal periods ended [●], [●], and [●]: $[●], $[●], and $[●], respectively

CUSTODIAN

U.S. Bank, NA, (the “Custodian”) serves as the Custodian of the Trust’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust. The Custodian’s responsibilities include safeguarding and controlling the Trust’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust’s investments. Pursuant to the Custody Agreement, the Custodian also provides certain accounting and pricing services to the Trust; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Trust. The Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets. The Custodian is located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. Fund Services and the Custodian are affiliates.

TRANSFER AGENT SERVICES

Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Funds’ transfer agent and dividend disbursing agent.

DISTRIBUTION OF SHARES

Quasar Distributors, LLC (the “Distributor”), 3 Canal Plaza, Suite 100, Portland, ME 04101, serves as the distributor in connection with the continuous offering of the Funds’ shares only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit and does not maintain a secondary market in shares. Currently, Horizon compensates the Distributor for services that the Distributor provides to the Fund.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Funds do not presently intend to make any payments pursuant to the Plan. Continuance of the Plan with respect to the Funds must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder with respect to the Fund without approval by a majority of the outstanding shares of any class of the Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

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Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund's then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

SECURITIES LENDING AGENT

The Board of Trustees has approved the Funds’ participation in a securities lending program. Under the securities lending program, U.S. Bank, N.A. serves as securities lending agent for the Funds and in that role administers the Funds’ securities lending program pursuant to the terms of a Master Securities Lending Agreement entered into between the Funds and U.S. Bank, N.A. For its services as securities lending agent, the Funds pay to U.S. Bank, N.A. a share of the revenue generated from the Funds’ securities lending program. Additionally, an affiliate and wholly-owned subsidiary of U.S. Bank, N.A. receives compensation from the Funds for managing the pooled investment vehicle into which cash collateral from the Funds’ securities lending program is invested. The net income to which the Funds are entitled pursuant to the securities lending program may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers.

As securities lending agent, U.S. Bank, N.A. is responsible for marketing to approved borrowers available securities from Fund portfolios. U.S. Bank, N.A. is responsible for the administration and management of the Funds’ securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Funds’ custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral of at least 102% of the current market value of the loaned securities is delivered by the borrower(s), using best efforts to obtain additional collateral on the next business day if the value of the collateral falls below the required amount, and arranging for the investment of cash collateral received from borrowers in accordance with the Funds’ investment guidelines.

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The Funds have no income to report from securities lending activities because they had not commenced operations prior to the date of this SAI. The Predecessor Funds did not generate any income for securities lending activities during the fiscal period ended [●].

CODES OF ETHICS

The Trust, Horizon, the Sub-Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. The codes of ethics permit personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds, subject to certain restrictions. The codes of ethics requires access persons (other than independent Trustees) to pre-clear most transactions and to report transactions and security holdings to the Funds’ chief compliance officer. In addition, the Trust has adopted a code of ethics, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting and disclosure policy that delegates to Horizon the authority to vote proxies for the Funds, subject to oversight of the Board. The Trust’s proxy voting policy appears in Appendix A and Horizon’s proxy voting policy appears in Appendix B.

No later than August 31 of each year, the Trust files Form N-PX with the SEC. Form N-PX states how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. Each Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-855-754-7932. This information is also available on the SEC’s website at http://www.sec.gov.

PORTFOLIO MANAGERS

Other Accounts

The following table identifies, for each portfolio manager of a Fund, the number of other accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. Information in the table is shown as of [______]. Asset amounts are approximate and have been rounded. None of the portfolio managers manage accounts with performance-based fees.

[TO BE UPDATED BY AMENDMENT]

Conflicts of Interest

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Horizon may receive fees from certain accounts that are higher than the fee it receives from a Fund. In those instances, the portfolio manager may have an incentive to favor the higher fee accounts over a Fund. Horizon has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within Horizon are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Horizon and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

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Compensation

The compensation of Horizon’s portfolio managers include an annual fixed salary, which is based on various market factors and the skill and experience of the individual, and a discretionary bonus. The discretionary bonus takes into account several factors including Horizon’s profitability (net income and ability to pay a bonus), the value and number of accounts/portfolios overseen by the portfolio manager, the general performance of client accounts relative to market conditions and the performance of a Fund based on percent return, adjusted for dividends and capital gains, calculated on a pre-tax basis relative to the performance of a Fund’s relevant benchmarks and competitors for the preceding one year period, or shorter if a Fund has not operated for these periods. The formula for determining these amounts may vary, and no individual’s compensation is solely tied to the investment performance or asset value of any one product or strategy.

Ownership of Fund Shares

No portfolio manager ownership information in the Funds is provided because the Funds had not commenced operations prior to the date of this SAI.

The following table discloses the dollar range of equity securities beneficially owned in each applicable Fund (which, as of the date indicated, may include shares of the corresponding Predecessor Fund and/or the successor Fund, as applicable) by each Portfolio Manager, as of [●], using the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; E = $100,001–$500,000; F = $500,001–$1,000,000; and G = over $1,000,000.

Fund	Peter van de Zilver	David Young	Cyrille Conseil	Cameron Baxter
Anfield Enhanced Market ETF	[●]	[●]	[●]	[●]
Anfield Universal Fixed Income ETF	[●]	[●]	[●]	[●]
Anfield Dynamic Fixed Income ETF	[●]	[●]	[●]	[●]
Anfield U.S. Equity Sector Rotation ETF	[●]	[●]	[●]	[●]
Regents Park Hedged Market Strategy ETF	[●]	[●]	[●]	[●]

BROKERAGE ALLOCATION AND OTHER PRACTICES

For the U.S. Equity Sector Fund (the “Sub-Advised Fund”), the Adviser has engaged the Sub-Adviser to provide day-to-day portfolio management and trading services pursuant to a Sub-Advisory Agreement. Subject to the instructions and oversight of the Adviser, the Sub-Adviser determines which securities are to be purchased and sold by the Sub-Advised Fund and which broker-dealers are eligible to execute its portfolio transactions. Purchases and sales of securities for the Sub-Advised Fund will generally be executed on U.S. exchanges.

For all other ETFs in the Trust (the “Adviser-Managed Funds”), the Adviser is solely responsible for making investment and trading decisions, including the selection of broker-dealers and the placement of orders for portfolio transactions.

In placing portfolio transactions for both the Sub-Advised Fund and the Adviser-Managed Funds, best execution is sought. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other relevant factors. Where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Sub-Adviser (for the Sub-Advised Fund) or the Adviser (for all Funds), that may lawfully and appropriately be used in their investment advisory capacities, as well as to those providing other services in addition to execution services. Such information, which is in addition to and not in lieu of the services required to be performed under the applicable advisory or sub-advisory agreement, may be useful in varying degrees but is of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds, subject to rules adopted by FINRA and the SEC.

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While it is the general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser or Sub-Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser or Sub-Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser or, for the Sub-Advised Fund, by the Sub-Adviser (subject to oversight by the Adviser), to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for each Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser or, with respect to the Sub-Advised Fund, by the Sub-Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more such client accounts or mutual funds. In such event, the position of a Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser or, for the Sub-Advised Fund, by the Sub-Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

Subject to the foregoing policies, brokers or dealers selected to execute the Funds’ portfolio transactions may include the Funds’ Authorized Participants (as discussed in “Procedures for Issuance of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Funds’ portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Issuance of Fund Shares in Creation Units” and “Redemption of Fund Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Issuance of Fund Shares in Creation Units—Creation Transaction Fee” and “Redemption of Fund Shares in Creation Units—Redemption Transaction Fee,” the Funds may determine to not charge a variable fee on certain orders when the Adviser or, for the Sub-Advised Fund, the Sub-Adviser, has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Funds’ portfolio in a more tax-efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Funds’ portfolio transactions in connection with such orders.

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As of the date of this SAI, the Funds have not yet commenced operations and the Funds had not paid brokerage commissions. The following table shows the dollar amount of brokerage commissions paid by each Predecessor Fund on portfolio transactions during the fiscal periods ended [●], [●], and [●].

Predecessor Fund	For the Fiscal Year Ended [●]	For the Fiscal Year Ended [●]	For the Fiscal Year Ended [●]
Enhanced Market Strategy Predecessor Fund	$[●]	$[●]	$[●]
Universal Fixed Income Predecessor Fund	$[●]	$[●]	$[●]
Dynamic Fixed Income Predecessor Fund	$[●]	$[●]	$[●]
U.S. Equity Sector Rotation Predecessor Fund	$[●]	$[●]	$[●]
Regents Park Hedged Market Strategy Predecessor Fund	$[●]	$[●]	$[●]

As of the fiscal year ended [●], none of the Predecessor Funds owned securities of their “regular brokers or dealers” or their parents.

Brokerage with Fund Affiliates.

As of the date of this SAI, the Funds have not yet commenced operations and the Funds did not pay brokerage commissions to any registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor.

Securities of “Regular Broker-Dealer.”

The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

As of the date of this SAI, the Funds have not yet commenced operations and the Funds did not hold any equity securities of its regular broker-dealers or their parent companies.

Portfolio Turnover

The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and generally reflects a greater number of taxable transactions. High portfolio turnover may result in larger amounts of short-term capital gains which, when distributed to shareholders, are generally taxed at ordinary income tax rates. The Funds have not commenced operations and do not have portfolio turnover to report.

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For each Predecessor Fund, the portfolio turnover rate for its two most recent fiscal years is presented below:

Predecessor Fund	Fiscal Year End [●]	Portfolio Turnover Rate [●]%	Fiscal Year End [●]	Portfolio Turnover Rate [●]%
Enhanced Market Strategy Predecessor Fund	[●]	[●]%	[●]	[●]%
Universal Fixed Income Predecessor Fund	[●]	[●]%	[●]	[●]%
Dynamic Fixed Income Predecessor Fund	[●]	[●]%	[●]	[●]%
U.S. Equity Sector Rotation Predecessor Fund	[●]	[●]%	[●]	[●]%
Regents Park Hedged Market Strategy Predecessor Fund	[●]	[●]%	[●]	[●]%
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Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Funds are contained in the summary section of the Prospectus and in the Prospectus section entitled “Buying and Selling Fund Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Funds’ shares are approved for listing and trading on national securities exchanges. The primary listing exchange for the Funds is [Cboe BZX Exchange, Inc.]. (the “Exchange“”).

The shares of the Funds trade on the Exchange at market prices that may differ to some degree from a Fund’s NAV. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of shares of a Fund will continue to be met. An Exchange may, but is not required to, remove the shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares (2) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund fails to meet certain continuing listing standards of the Exchange; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, an Exchange will remove the shares of a Fund from listing and trading upon termination of the Trust or the applicable Fund. The Trust reserves the right to adjust the share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currency of the Fund is the U.S. dollar. The base currency is the currency in which the Fund's NAV is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

The Funds offer and issue shares at their NAV only in aggregations of a specified number of Fund shares (each, a “Creation Unit”). Each Fund generally offers and issues Fund shares in exchange for a basket of securities, assets or other positions included in the Fund's portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Fund shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.

Fund shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption (the “Transaction Fee”). In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

Continuous Offering

The method by which Creation Unit aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Fund shares. The Trust recognizes DTC or its nominee as the record owner of all Fund shares for all purposes. Beneficial Owners of Fund shares are not entitled to have Fund shares registered in their names, and will not receive or be entitled to physical delivery of Fund share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Fund shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares held by each DTC Participant. The Trust will obtain from each such DTC Participant the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, will credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Fund shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Fund shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

Purchase and Issuance of Fund Shares in Creation Units

The Trust issues and sells shares of the Funds only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of the Funds’ shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.

Fund Deposit

The consideration for purchase of a Creation Unit of the Funds generally consists of the in-kind deposit of Deposit Securities per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Funds’ portfolio and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Funds may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Funds. The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through the National Securities Clearing Corporation (the “NSCC”), make available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

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The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Funds changes as portfolio adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s portfolio.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit or resulting from certain corporate actions.

Procedures for Issuance of Creation Units

To be eligible to place orders with the Distributor to purchase a Creation Unit of the Funds, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds’ investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and acceptance by the Distributor, by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

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Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian will cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Funds or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Funds or their agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Funds.

The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant will be liable to the Funds for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit

Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser will be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant will be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant will be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Fund, and Non-Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

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Acceptance of Orders of Creation Units

The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Funds including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (d) the acceptance of the Fund Deposit or the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor will notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor will not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.\

Creation Transaction Fee

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Funds will be $300. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by the Funds, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Funds may determine to not charge a variable fee on certain orders when the Adviser or Sub-Adviser (in the case of the U.S. Equity Sector Fund) has determined that doing so is in the best interests of Fund shareholders, e.g., for creation of orders that facilitate the rebalance of a Fund's portfolio in a more tax efficient manner than could be achieved without such order. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the transaction fee is designed to cover.

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Risks of Purchasing Creation Units

There are certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because Funds’ shares may be issued on an ongoing basis, a “distribution” of Funds’ shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the 1933 Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Funds, breaks them down into constituent Funds’ shares, and sells those Funds’ shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Funds’ shares with an active selling effort involving solicitation of secondary-market demand for the Funds’ shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Funds’ shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act.

Redemption of Fund Shares in Creation Units

The Funds’ shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUNDS, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Funds’ shares in the secondary market to constitute a Creation Unit in order to have such Funds’ shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of a Fund’s shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Funds’ portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities – as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the Funds shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the NAV of the Funds’ shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request.  The Funds may adjust the redemption transaction fee from time to time. The standard fixed redemption transaction fee for the Funds will be $300. In addition, a variable fee, payable to the Funds, will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Funds, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

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Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Funds’ shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

All orders to redeem shares directly with the Fund must be placed for one or more Creation Units and in the manner set forth in the Participant Agreement and/or applicable order form and by the Cut-Off Time. Orders to redeem Creation Units on the current Business Day must be submitted by 2:00 p.m. Eastern time on such Business Day. Such times may be modified by the Fund from time-to-time by amendment to the Participation Agreement and/or applicable order form.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Funds’ shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Funds’ shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

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The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not they otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Funds’ shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Funds or determination of the NAV of the shares of the Funds is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Determination of Net Asset Value

Net asset value per each Funds’ share is computed by dividing the value of the net assets of the Funds (i.e., the value of its total assets less total liabilities) by the total number of the Funds’ shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of the Funds are calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

When determining NAV, the value of each Fund’s portfolio investments is based on readily available market quotations (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market), which generally means a reliable valuation obtained from an exchange or other market, or fair value as determined by under fair value pricing procedures approved by the Board. If a market quotation is not readily available or does not otherwise, in the opinion of the Adviser, reliably reflect the value of an investment, the investment will be valued by another method that the Adviser believes reflects fair value in accordance with the Trust’s valuation policies and related Adviser procedures. Fair value pricing represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Accordingly, the Fund’s NAV may reflect certain portfolio investment’s fair values rather than their market prices. The types of securities for which fair value pricing is required include, but are not limited to: (a) securities for which market quotations are insufficient or not readily available (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (b) securities for which, in the judgment of Horizon, the prices or values available do not represent the fair value of the instrument; (c) securities determined to be illiquid; and (d) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

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General Policies

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Universal Fixed Income Fund, Dynamic Fixed Income Fund; quarterly by the U.S. Equity Sector Fund; and annually by the Enhanced Market Strategy Fund and Hedged Market Strategy Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

The Funds may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Funds, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the Funds at NAV per share. Distributions reinvested in additional shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting each Fund and its shareholders that is intended to supplement the discussion contained in the Prospectus. The summary is based on the existing provisions of the Code, its legislative history, existing and proposed Treasury regulations (the “Regulations”), published rulings and court decisions, all as currently in effect and all subject to change at any time, perhaps with retroactive effect. No attempt is made to present a comprehensive explanation of the U.S. federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to serve as a substitute for careful tax planning. New legislation, administrative changes or court decisions may significantly change the discussion below and may have retroactive effects. State, local and foreign income tax laws may treat the Fund and its shareholders differently than U.S. federal income tax law.

Prospective shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities. Unless otherwise stated, references in this section to the Fund apply equally to each Fund.

Qualification as a Regulated Investment Company.

The Funds have elected and intend to qualify as a RIC under Subchapter M of the Code. In general, to qualify as a RIC: (a) at least 90% of the gross income of each Fund for the taxable year must be derived from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (b) each Fund must distribute to its shareholders 90% of its ordinary income and net short-term capital gains; and (c) each Fund must diversify its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer to no more than 5% of the fair market value of each Fund’s total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other RICs) or of two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”

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As RICs, the Funds will not be subject to U.S. federal income tax on the portion of their taxable investment income and capital gains that they timely distribute to shareholders, provided that they satisfy a minimum distribution requirement. To satisfy the minimum distribution requirement, each Fund must distribute to its shareholders at least the sum of: (i) 90% of its “investment company taxable income” (i.e., generally, its taxable income other than its net capital gain, computed without regard to the dividends paid deduction, plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt income for the taxable year. The Funds will be subject to U.S. federal income tax at the regular corporate tax rate on any taxable income or gains that they do not distribute to their shareholders. The Funds’ policy is to distribute to their shareholders all of their investment company taxable income (computed without regard to the dividends paid deduction) and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirement of the Code, so that the Funds will not be subject to any U.S. federal income or excise tax. However, the Funds can give no assurance that distributions will be sufficient to eliminate all taxes. If the Funds fail to satisfy the RIC requirements set forth above in any taxable year, they may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Funds correct the failure within a specified period.

If, in any taxable year, the Funds should not qualify as a RIC under the Code: (1) they would be taxed at normal corporate rates on the entire amount of their taxable income without deduction for dividends paid or other distributions to their shareholders; and (2) their distributions to the extent made out of their current or accumulated earnings and profits would be taxable to their shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and may qualify for the deduction for dividends received by corporations. In addition, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as RICs. Failure to qualify as RICs would have a negative impact on the Funds’ income and performance. It is possible that the Funds will not qualify as RICs in any given tax year.

U.S. Federal Excise Tax.

The Funds must declare and distribute dividends equal to at least 98% of their ordinary income (as of the twelve months ended December 31) and at least 98.2% of their net capital gain (as of the twelve months ended October 31), in order to avoid a nondeductible 4% U.S. federal excise tax. The Funds intend to make the required distributions to avoid liability for U.S. federal excise tax but can make no assurances that such tax will be completely eliminated. For example, the Funds may receive delayed or corrected tax reporting statements from their investments that cause the Funds to accrue additional income and gains after the Funds have already made their excise tax distributions for the year. In such a situation, the Funds may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid U.S. federal excise tax liability at a time when the Funds might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as RICs.

Distributions to Shareholders.

The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Funds, constitutes the Funds’ net investment income from which dividends may be paid to you. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforwards of the Funds. Taxable dividends and distributions are subject to tax whether you receive them in cash or in additional shares. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for U.S. federal tax purposes.

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Distributions of net investment income, including distributions of net short-term capital gains, may be taxable to shareholders as ordinary income. Distributions from the Funds’ net capital gain (i.e., the excess of the Funds’ net long-term capital gains over their net short-term capital losses) are taxable to shareholders as long-term capital gains regardless of the length of time Fund shares have been held.

In general, to the extent that the Funds receive qualified dividend income, the Funds may report a portion of the dividends they pay as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” with respect to such dividend, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code. n order for a dividend on certain preferred stock to be treated as qualified dividend income, the shareholder must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend. The holding period requirements described in this paragraph apply to shareholders’ investments in the Funds and to the Funds’ investments in underlying dividend-paying stocks. Distributions received by the Funds from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT.

In the case of corporate shareholders, Funds distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Funds for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. The Funds’ investment strategies may limit their ability to make distributions eligible for the dividends received deduction for corporate shareholders.

To the extent that the Funds make a distribution of income received by the Funds in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders. If any dividend paid by the Funds exceeds their current and accumulated earnings and profits (as calculated for U.S. federal income tax purposes), all or a portion of the dividend may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce each shareholder’s tax basis, resulting in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, dividends in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

Each shareholder who receives taxable distributions in the form of additional shares will be treated for U.S. federal income tax purposes as if receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she had instead elected to receive cash distributions. The shareholder’s aggregate tax basis in shares of the Funds will be increased by such amount.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

A dividend or other distribution by the Funds is generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

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The Funds (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for U.S. federal income tax purposes shortly after the close of each calendar year. If you have not held your shares for a full year, the Funds may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

A corporate shareholder may be entitled to take a deduction for income dividends received by it that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the applicable Fund for more than 45 days and that Fund retains its shares in the issuer from whom it received the income dividends for more than 45 days. The Funds must designate distributions of net capital gain and must notify shareholders of this designation within sixty days after the close of the Trust’s taxable year. A corporate shareholder of a Fund cannot use a dividends-received deduction for distributions of net capital gain.

Shareholders who hold Fund shares in a tax-deferred account, such as an individual retirement account (“IRA”), generally will not have to pay tax on Funds distributions until they receive distributions from their account.

Certain individuals, estates and trusts are required to pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions. Prospective investors should consult with their own tax advisors regarding the effect, if any, of the tax on net investment income on their ownership and disposition of the shares.

Sale or Exchange of Shares.

Assuming a shareholder holds Fund shares as a capital asset, any gain or loss recognized on a sale or exchange of shares of the Funds by a shareholder will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, any loss realized upon a sale or other disposition of shares may be disallowed under certain wash sale rules to the extent shares of the Funds are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or other disposition.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Funds may limit the tax efficiency of the Funds. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

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The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares and if, pursuant to Section 351 of the Code, the Funds would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Funds issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares, the purchaser (or a group of purchasers) generally will not recognize gain or loss upon the exchange of securities for Creation Units.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Tax Treatment of Complex Securities.

The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Funds’ ability to qualify as RICs, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

The Funds may invest in REITs. Investments in REIT equity securities may require the Funds to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Funds may be required to sell securities in their portfolio (including when it is not advantageous to do so) that they otherwise would have continued to hold. The Funds’ investments in REIT equity securities may at other times result in the Funds’ receipt of cash in excess of the REIT’s earnings; if the Funds distribute these amounts, these distributions could constitute a return of capital to the Funds’ shareholders for U.S. federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Funds will be treated as long-term capital gains by the Funds and, in turn, may be distributed by the Funds to their shareholders as a capital gain distribution. Dividends received by the Funds from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to U.S. federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

REITs in which the Funds invest often do not provide complete and final tax information to the Funds until after the time that the Funds issue a tax reporting statement. As a result, the Funds may at times find it necessary to reclassify the amount and character of their distributions to you after they issue your tax reporting statement. When such reclassification is necessary, the Funds (or their administrative agent) will send you a corrected, final IRS Form 1099-DIV to reflect the reclassified information. If you receive a corrected IRS Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Funds to their shareholders that are attributable to qualified REIT dividends received by the Funds and which the Funds properly report as “Section 199A Dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A Section 199A Dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Funds are permitted to report such part of their dividends as Section 199A Dividends as are eligible but are not required to do so. Unless extended or made permanent, this 20% deduction will no longer be available for taxable years beginning after December 31, 2025.

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U.S. Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts.

The Funds may enter into certain option, futures and forward foreign exchange contracts, including options and futures on currencies, which qualify as “section 1256 contracts” under the Code (“Section 1256 Contracts”) and may result in the Funds entering into straddles.

Section 1256 Contracts held by the Funds at fiscal year-end are treated for federal income tax purposes as being sold on such date for their fair market value, and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will generally be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. When the Section 1256 Contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any year-end gain or loss previously recognized. Each Fund will be required to distribute net gains on such transactions to shareholders even though the Fund may not have closed the transaction and received cash to pay such distributions.

Options, futures and forward foreign exchange contracts, including options and futures on currencies, that offset a security or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle may be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an “in-the-money qualified covered call” option will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain “qualified covered call” options, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

Certain Tax Rules Applicable to Fund Transactions.

The Funds may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Funds’ taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Funds distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Funds have a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Funds’ net short-term capital losses over their net long-term capital gains is treated as a short-term capital loss arising on the first day of the Funds’ next taxable year, and the excess (if any) of the Funds’ net long-term capital losses over their net short-term capital gains is treated as a long-term capital loss arising on the first day of the Funds’ next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Funds experience an ownership change as defined in the Code.

At the time of purchase, the Funds’ NAV may reflect undistributed income or net capital gains. A subsequent distribution to shareholders of such amounts, although constituting a return of their investment, would be taxable either as dividends or capital gain distributions. For U.S. federal income tax purposes, the Funds are permitted to carry forward their net realized capital losses, if any, for eight years, and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains.

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Pursuant to the Reorganization, the Predecessor Funds’ capital loss carry-forwards were transferred to the Funds. As of [●], the Predecessor Funds had the following capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total
Anfield Enhanced Market ETF	$[ . ]	$[ . ]	$[ . ]
Anfield Universal Fixed Income ETF	$[ . ]	$[ . ]	$[ . ]
Anfield Dynamic Fixed Income ETF	$[ . ]	$[ . ]	$[ . ]
Anfield U.S. Equity Sector Rotation ETF	$[ . ]	$[ . ]	$[ . ]
Regents Park Hedged Market Strategy ETF	$[ . ]	$[ . ]	$[ . ]

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased. Adjustments to reflect these gains and losses will be made at the end of the Fund’s taxable year.

Backup Withholding.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 24%) of taxable dividends, interest, gains or other distributions distributed to any shareholder that: (i) has failed to provide a correct tax identification number on a duly completed and properly executed IRS Form W-9 or appropriate IRS Form W-8 (as applicable) or (ii) is subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends.

Foreign Shareholders.

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. shareholders (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts, and estates). Foreign shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that taxable distributions to them (including any deemed distributions with respect to a repurchase offer) would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate for eligible investors).

The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which are generally exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Funds. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds are required to withhold 30% of the amount of certain dividend, interest or other payments paid to any shareholder that fails to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or foreign person that timely provides the certifications required by the Funds or any of their agents on a valid IRS Form W-9 or appropriate IRS Form W-8, as applicable. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as foreign investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Funds or other withholding agent regarding its U.S. owners, if any. Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A foreign shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Funds will not pay any additional amounts in respect of any withheld amount.

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Tax Shelter Reporting Regulations.

Generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886, Reportable Transaction Disclosure Statement. The fact that a loss is reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Cost Basis Reporting.

The Funds are required to report to the IRS and furnish to fund shareholders certain cost basis information. In addition to the requirement to report the gross proceeds from the sale of shares in the Funds, the Funds are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, the Funds will use their default cost basis method, which is average basis. The cost basis method elected or applied may not be changed after the settlement date of a sale of shares in the Funds. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them.

Prospective investors should consult with their own tax advisors regarding the application of these provisions to their situation.

Tax-Exempt Shareholders.

Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from U.S. federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, a tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

ORGANIZATION OF THE TRUST

The Trust is organized as a Delaware business trust. As a Delaware business trust, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of a Fund; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than two-thirds of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

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In the event of a liquidation or dissolution of the Trust or a Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the Fund upon liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular Fund, the Board shall allocate them among any one or more of the Funds as they, in their sole discretion, deem fair and equitable. Shareholders of all series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted a Rule 18f-3 Multi-Class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of shareholders cannot be modified by less than a majority vote.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares of all series of the Trust have equal voting rights and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire; and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] serves as the Funds’ independent registered public accounting firm and is responsible for auditing the financial statements of the Funds.

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LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the Funds and the offer and sale of the Funds’ shares has been provided by Kilpatrick Townsend & Stockton LLP, 1001 West 4th Street, Winston-Salem, North Carolina 27101.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations.

The audited financial statements for each Predecessor Fund’s most recent fiscal year are included in the applicable Predecessor Fund’s Annual Report, which was filed with the Securities and Exchange Commission on the dates indicated below as part of the Predecessor Fund’s filing on Form N-CSR, and are incorporated by reference into this SAI. Such financial statements have been audited by [______], the independent registered public accounting firm to the Predecessor Funds, whose report also appears in the applicable Annual Report and is incorporated by reference herein.

Enhanced Market Strategy Predecessor Fund: fiscal year ended [●]; filed on [●]

Universal Fixed Income Predecessor Fund: fiscal year ended [●]; filed on [●]

Dynamic Fixed Income Predecessor Fund: fiscal year ended [●]; filed on [●]

U.S. Equity Sector Rotation Predecessor Fund: fiscal year ended [●]; filed on [●]

Regents Park Hedged Market Strategy Predecessor Fund: fiscal year ended [●]; filed on [●]

The Funds’ Annual Reports will be available, without charge, upon request by calling 1-866-866-4848 or on the EDGAR database by visiting the SEC’s website at www.sec.gov.

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APPENDIX A

Proxy Voting Policy

of

Horizon Funds

The Board of Trustees of Horizon Funds (the “Trust”) has adopted a Proxy Voting Policy (the “Proxy Voting Policy”) used to determine how each series of the Trust (each a “Fund”) votes proxies relating to its portfolio securities. Under the Trust’s Proxy Voting Policy, the Board has, subject to its oversight, delegated to Horizon Investments, LLC (the “Adviser”) the following duties: (1) to make the proxy voting decisions for the Trust, subject to the exceptions described below; and (2) to assist the Trust in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940, as amended (“1940 Act”) (the “Proxy Duties”).

The Trust’s CCO shall ensure that the Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Trust.

A.	General

The Board and the Trust believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust is committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.	Delegation to the Investment Adviser

The Board and the Trust believe that the Adviser is in the best position to make individual voting decisions for the Trust consistent with this Proxy Voting Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

1.	to make the proxy voting decisions for the Trust, in accordance with the Adviser’s Proxy Voting Policy (the “Adviser Voting Policy”); and

2.	to assist the Trust in disclosing its proxy voting record as required by Rule 30b1-4 under the 1940 Act, including (a) categorizing the subject matter of each of the reported proxy voting matters using the categories specified in Form N-PX, and (b) providing the information for each matter with respect to which the Trust is entitled to vote, as required by Form N-PX, including: (i) information identifying the matter voted on; (iii) whether the matter was proposed by the issuer or by a security holder; (iv) whether and how the Trust cast its vote; (v) whether the Trust cast its vote for or against management; (vi) the number of shares that were voted and how they were voted, and (vii) the number of shares that the Trust loaned and did not recall.

The Board, including a majority of the Independent Trustees of the Board, must approve the Adviser Voting Policy as it relates to the Trust. The Board must also approve any material changes to the Adviser Voting Policy no later than six (6) months after adoption by the Adviser.

C.	Delegation to Sub-Adviser.

The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by a Fund to one or more of the sub-advisers retained to provide investment advisory services to such Fund, if any (each a “Sub-Adviser”). If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines. As used in these Policies and Procedures, the term “Adviser” includes any and all Sub-Advisers.

A-1

D.	Conflicts

In cases where a matter with respect to which the Trust was entitled to vote presents a conflict between the interest of the Trust’s shareholders, on the one hand, and those of the Adviser, or an affiliated person of the Trust, or the Adviser, on the other hand, the Trust shall always vote in the best interest of the Trust’s shareholders. For purposes of this Proxy Voting Policy a vote shall be considered in the best interest of the Trust’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board, including a majority of the Independent Trustees of the Board.

E.	Disclosure

The Adviser will ensure that the Trust discloses in its annual and semi-annual reports to shareholders that a description (or copy) of the Trust’s proxy voting policies and procedures is available without charge, upon request by calling a specified toll-free telephone number and by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

The Adviser will file the Trust’s complete proxy voting record with the SEC on Form N-PX on an annual basis, by not later than August 31, of each year. The Trust will also disclose in its annual and semi-annual reports to shareholders that its proxy voting record is available without charge, upon request by calling a specified toll-free telephone number and by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust must send the information disclosed in the Trust’s most recently filed Form N-PX within three business days of receipt of a request.

A-2

APPENDIX B

Proxy Voting Policy

of

Horizon Investments, LLC (“Horizon”)

For separately managed accounts, Horizon generally does not vote proxies. However, Horizon votes proxies for the mutual funds (the “Funds”) and Collective Investment Trusts (“Collectives”, and together with the Funds, "Funds Clients") it advises, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.

Policy

Horizon, as a matter of policy and practice, has no authority to vote proxies on behalf of advisory clients unless otherwise agreed to in writing. Horizon’s policy of having no proxy voting responsibility is disclosed to its advisory clients. However, Horizon may agree to vote proxies for Fund Clients and may, with the approval of the particular Fund Client’s Board, delegate to a sub-adviser for the applicable Fund Client the obligation to vote such proxies. Horizon may retain third party proxy voting services for a variety of proxy-related services. These services may include research, tracking, voting, proxy guidelines, and reporting, among others. Horizon’s general policy with respect to its proxy and corporate action obligations are set forth below.

Procedure

Horizon has adopted the following procedures to implement the firm’s policy:

●	Horizon discloses its proxy voting policy of generally not having proxy voting authority in the firm’s Form ADV Part 2A Disclosure Brochure.

●	Horizon’s advisory agreements with natural person clients provide that the firm has no proxy voting responsibilities and that the advisory clients expressly retain such voting authority.

Proxies for Fund Clients

Horizon serves as investment adviser to certain Fund Clients. To the extent that a Fund Client’s portfolio contains common stock or other securities of issuers that are not Underlying Funds, proxies received from such issuers will be voted in accordance with Horizon’s Proxy Voting Guidelines (“Guidelines”), set forth below.

Notwithstanding the foregoing, Fund Clients may be “funds of funds”, meaning that these Fund Clients pursue their investment goals by investing primarily in other investment companies that are not affiliated with Horizon (“Underlying Funds”).Consistent with certain requirements applicable to Fund Clients under Section 12(d)(1)(F) of the Investment Company Act, it is the policy of Horizon to vote all proxies received from the Underlying Funds in the same proportion that all other shares of the Underlying Funds are voted (i.e., “mirror” or “echo” voting), or in accordance with instructions received from Underlying Fund shareholders, pursuant to Section 12(d)(1)(F) of the Investment Company Act. After voting, the proxy materials are maintained for future reference.

Proxy Voting Guidelines

Horizon has adopted and implemented the following Guidelines, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients and in accordance with its fiduciary duties and local regulation.

In light of Horizon’s fiduciary duties, and given the complexity of the issues that may be raised in connection with proxy votes, Horizon has retained Institutional Shareholder Services Inc. (“ISS”) to assist in the coordination and voting of client proxies, which specializes in providing a variety of fiduciary-level proxy-related services to investment managers, to assist in the coordination and voting of client proxies. The services provided to Horizon will include timely delivery of meeting and record date information; proxy analysis through an electronic web-based vote execution platform; and detailed recordkeeping needs of Horizon’s proxy voting function.

B-1

ISS votes Horizon’s advisory clients’ proxies in accordance with Horizon’s proxy guidelines or Horizon’s specific instructions. Where a Fund Client has given specific instructions as to how a proxy should be voted, Horizon will notify ISS to carry out those instructions. Where no specific instruction exists, Horizon will follow the procedures in voting the proxies set forth in this document.

A copy of Horizon’s current specific voting guidelines with respect to certain categories of proxy votes is attached hereto as Schedule 1.

The CCO or the CCO’s designee is responsible for managing the relationship with ISS and for ensuring that proxies are being properly voted and that ISS is retaining appropriate proxy voting records regarding the same.

Proxies solicited by issuers other than Underlying Funds (whose proxies may be voted consistent with other shareholders as discussed above) are voted in accordance with the predetermined guidelines of ISS, unless the Fund Client directs Horizon to vote differently on a specific proxy or specific categories of proxies.

Although the majority of proxy proposals can be handled in accordance with Horizon’s established proxy policies, Horizon recognizes that some proposals require special consideration that may dictate that exceptions are made to its general procedures. In this regard, Horizon recognizes that under certain circumstances where Horizon is required to vote a proxy without the assistance of ISS, such as where the Guidelines do not address a particular category of proxy or where ISS is otherwise unable to provide a recommendation, Horizon may have a conflict of interest in voting proxies on behalf of a Fund Client. Such circumstances may include, but are not limited to, situations where Horizon or one or more of its affiliates, including, without limitation, officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. Horizon personnel should identify such conflicts and bring them to the attention of the Fund Client’s Board. In such a case, the Fund Client’s Board will then determine whether the conflict is “material” based on whether, under the facts and circumstances of the case, the conflict has the potential to influence Horizon’ s decision-making in voting the proxy. If the Fund Client’s Board determines that the conflict is material, then: (i) the Fund Client’s Proxy Voting Committee will vote the proxy; or (ii) at the Board’s direction, Horizon shall vote the proxy based upon the recommendation of the Board or its designee. Horizon will keep a record of all materiality decisions and report them to the Fund Client’s Board on an annual basis.

Horizon is not required to vote a proxy for a Fund Client if Horizon reasonably determines that refraining from voting the proxy is in the best interest of the Fund Client, such as when the cost to the Fund Client of voting the proxy exceeds the expected benefit to the Fund Client.

Oversight of Proxy Services

Horizon will periodically evaluate the performance of ISS in performing proxy services. The SEC has provided guidance that evaluations of proxy services should include:

●	Evaluating whether the proxy service has adequate policies and procedures to identify, disclose and address conflicts of interest, including conflicts arising from recommendations and services to issuers or proponents of shareholder proposals that may be the subject of a vote, or affiliations with third parties that have significant influence over the proxy service (such as lenders or shareholders). In this regard, an adviser should consider the proxy service’s policies for disclosing actual and potential conflicts to the adviser and any technology used by the proxy service to facilitate such disclosure.
●	Evaluating whether the proxy service has the capacity and competency to adequately analyze the matters for which it is responsible, including the proxy service’s staffing, personnel and technology.
●	Reviewing proxy voting guidelines to ensure that they are reasonably designed to vote proxies in the best interest of each client.
●	Evaluating whether proxies are being voted in a manner consistent with proxy voting guidelines, which may be performed by sampling votes before or after votes are cast.
●	To the extent an adviser becomes aware of any potential factual errors, incompleteness or methodological weaknesses in the proxy service’s analysis that it deems credible and relevant to its voting decisions, assessing the extent to which any pf the foregoing materially affected the proxy service’s research or recommendations.
●	Evaluating any material changes in the services provided by, or the operations of, the proxy service to ensure that the proxy service continues to vote proxies in the best interest of clients.
B-2

Record Keeping

In accordance with Rule 204-2 under the Act, Horizon will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) proxy statements received regarding client securities (provided however, that Horizon may rely on the proxy statement filed on EDGAR as its records); (iii) a record of votes cast on behalf of clients; (iv) records of client requests for proxy voting information; (v) documents prepared by Horizon that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Horizon describes its proxy voting policies and procedures in its Part 2A of Form ADV for (or other brochure fulfilling the requirement of Rule 204-3), which description will inform clients that they may obtain information on how their securities were voted or a copy of Horizon’s Policies and Procedures by written request addressed to Horizon. Horizon will coordinate with mutual fund Clients to assist in the provision of applicable information required to be filed by on Form N-PX.

B-3

Schedule 1

SPECIFIC PROXY VOTING GUIDELINES

(ATTACHED)

B-4

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)	Certificate of Trust was previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

	(2)	Declaration of Trust was previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

(b)		By-Laws were previously filed with the Registrant’s Initial Registration on Form N-1A on June 2, 2015 and is incorporated by reference.

(c)		Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Declaration of Trust and By-Laws.

(d)	(1)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Asset Allocation Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(2)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Dividend Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(3)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Income Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(4)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Active Risk Assist Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(5)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon Defined Risk Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(6)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon ESG Defensive Core Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

	(7)	First Amendment to the Investment Advisory Agreement between the Registrant, on behalf of the Horizon ESG Defensive Core Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on September 29, 2022 and is incorporated by reference.

(8)	Investment Advisory Agreement between the Registrant, on behalf of the Horizon U.S. Defensive Equity Fund, and Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(9)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon U.S. Defensive Small/Mid Cap Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on October 3, 2022 and is incorporated by reference.

(10)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Tactical Fixed Income Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on October 3, 2022 and is incorporated by reference.

(11)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Expedition Plus ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(12)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Landmark ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(13)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Expedition Plus ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(14)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Landmark ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(15)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Centre American Select Equity Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

(16)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Centre Global Infrastructure Fund, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

(17)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Core Equity ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(18)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Core Equity ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(19)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Dividend Income ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(20)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Dividend Income ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(21)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Managed Risk ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(22)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Managed Risk ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(23)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Core Bond ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(24)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Core Bond ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(25)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Flexible Income ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(26)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Flexible Income ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(27)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Nasdaq-100 Defined Risk ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(28)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Nasdaq-100 Defined Risk ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(29)	Form of Investment Advisory Agreement between the Registrant, on behalf of the Horizon Digital Frontier ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(30)	Form of Sub-Advisory Agreement between the Registrant, on behalf of the Horizon Digital Frontier ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A on April 4, 2025, and is incorporated by reference.

(31)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon Small/Mid Cap Core Equity ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

(32)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Horizon Small/Mid Cap Core Equity ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A on August 20, 2025, and is incorporated by reference.

(33)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon International Equity ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

(34)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Horizon International Equity ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A on August 20, 2025, and is incorporated by reference.

(35)	Form of Investment Advisory Agreement between the Registrant, on behalf of Horizon International Managed Risk ETF, and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

(36)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Horizon International Managed Risk ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, was previously filed with Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A on August 20, 2025, and is incorporated by reference.

(37)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield Enhanced Market ETF, and Horizon Investments, LLC, filed herewith.
(38)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield Universal Fixed Income ETF, and Horizon Investments, LLC, filed herewith.

	(39)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield Dynamic Fixed Income ETF, and Horizon Investments, LLC, filed herewith.

	(40)	Form of Investment Advisory Agreement between the Registrant, on behalf of Regents Park Hedged Market Strategy ETF, and Horizon Investments, LLC, filed herewith.
	(41)	Form of Investment Advisory Agreement between the Registrant, on behalf Anfield U.S. Equity Sector Rotation ETF, and Horizon Investments, LLC, filed herewith.
	(42)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Anfield U.S. Equity Sector Rotation ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC, filed herewith.

(e)	(1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective as of February 8, 2016, was previously filed with Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A on January 29, 2016, and is incorporated by reference.

	(2)	Novation to the Distribution Agreement between the Registrant and Quasar Distributors, LLC effective as of September 30, 2021 (Novation Agreement) was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(3)	Form of First Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

(4)	Second Amendment to Distribution Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

(5)	Form of Third Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(6)	Fourth Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(7)	Form of Fifth Amendment to Distribution Agreement was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(8)	ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective as of December 10, 2024, previously filed with the Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A on January 14, 2025, is hereby incorporated by reference.

(9)	First Amendment to the ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, dated April 30, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(10)	Form of Authorized Participant Agreement, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

	(11)	Form of Second Amendment to the ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

	(12)	Form of Third Amendment to the ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC, dated [ ], to be filed by amendment.

(f)		Bonus, profit sharing contracts – None.

(g)	(1)	Custody Agreement between the Registrant and U.S. Bank National Association was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

	(2)	Form of First Amendment to Custody Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

(3)	Second Amendment to the Custody Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

(4)	Form of Third Amendment to the Custody Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(5)	Fourth Amendment to the Custody Agreement dated June 25, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(6)	Fifth Amendment to the Custody Agreement dated December 19, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(7)	Sixth Amendment to the Custody Agreement dated March 8, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(8)	Seventh Amendment to the Custody Agreement dated December 20, 2022, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

(9)	Eighth Amendment to the Custody Agreement dated February 1, 2025, was previously filed with Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A on March 28, 2025 and is incorporated by reference.

	(10)	Ninth Amendment to the Custody Agreement, dated April 10, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(11)	ETF Custody Agreement between the Registrant and U.S. Bank National Association, dated as of January 17, 2025 was previously filed with Post Effective Amendment No. 45 to its Registration Statement on Form N-1A on January 28, 2025 and incorporated by reference.

	(12)	First Amendment to the ETF Custody Agreement between the Registrant and U.S. Bancorp Fund Services, dated May 28, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(13)	Second Amendment to the ETF Custody Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 28, 2025, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

	(14)	Third Amendment to the ETF Custody Agreement between the Registrant and U.S. Bancorp Fund Services, dated [ ], to be filed by amendment.

(h)	(1)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

(2)	Form of First Amendment to Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

(3)	Third Amendment (including First Addendum) to the Fund Administration Servicing Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

(4)	Form of Fourth Amendment to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(5)	Fifth Amendment (including Addendums) to the Fund Administration Servicing Agreement dated June 25, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(6)	Sixth Amendment (including Addendums) to the Fund Administration Servicing Agreement dated December 19, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(7)	Seventh Amendment to the Horizon Funds Fund Administration Servicing Agreement dated March 8, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(8)	Eighth Amendment to the Horizon Funds Fund Administration Servicing Agreement dated December 20, 2022, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

(9)	Ninth Amendment to the Horizon Funds Fund Administration Servicing Agreement dated February 1, 2025 was previously filed with Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A on March 28, 2025 and is incorporated by reference.

(10)	Tenth Amendment to the Horizon Funds Fund Administration Servicing Agreement, dated April 10, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(11)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

(12)	Form of Addendum to Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

(13)	Third Amendment (including First Addendum) to the Transfer Agent Servicing Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

(14)	Form of Fourth Amendment to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(15)	Fifth Amendment (including Addendums) to the Transfer Agent Servicing Agreement dated June 25, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(16)	Sixth Amendment (including Addendums) to the Transfer Agent Servicing Agreement dated December 19, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(17)	Seventh Amendment to the Horizon Funds Transfer Agent Servicing Agreement dated March 8, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(18)	Eighth Amendment to the Horizon Funds Transfer Agent Servicing Agreement dated December 20, 2022, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

(19)	Ninth Amendment to the Horizon Funds Transfer Agent Servicing Agreement dated February 1, 2025 was previously filed with Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A on March 28, 2025 and is incorporated by reference.

(20)	Tenth Amendment to the Horizon Funds Transfer Agent Servicing Agreement, dated April 10, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(21)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

(22)	Form of First Amendment to Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

(23)	Second Amendment to the Fund Accounting Servicing Agreement dated January 23, 2019 was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on March 29, 2019 and is incorporated by reference.

(24)	Form of Third Amendment to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(25)	Fourth Amendment to the Fund Accounting Servicing Agreement dated June 25, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(26)	Fifth Amendment to the Fund Accounting Servicing Agreement dated December 19, 2019 was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on March 27, 2020 and is incorporated by reference.

(27)	Sixth Amendment to the Horizon Funds Fund Accounting Servicing Agreement dated March 8, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(28)	Seventh Amendment to the Horizon Funds Fund Accounting Servicing Agreement dated December 20, 2022, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

(29)	Eighth Amendment to the Horizon Funds Fund Accounting Servicing Agreement dated February 1, 2025 was previously filed with Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A on March 28, 2025 and is incorporated by reference.

(30)	Ninth Amendment to the Horizon Funds Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated April 10, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(31)	Shareholder Services Plan, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated herein by reference.

(32)	Second Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Asset Allocation Fund was previously filed with Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A on July 27, 2018 and is incorporated by reference.

(33)	Second Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Risk Assist Fund was previously filed with Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A on July 27, 2018 and is incorporated by reference.

(34)	Second Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Income Fund was previously filed with Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A on July 27, 2018 and is incorporated by reference.

(35)	Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Active Dividend Fund was previously filed with Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on March 30, 2018 and is incorporated by reference.

(36)	Form of Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Defined Risk Fund was previously filed with Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on March 30, 2018 and is incorporated by reference.

(37)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Defensive Multi-Factor Fund (formerly known as the Horizon U.S. Risk Assist® Fund) was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(38)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Multi-Asset Income Fund was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

(39)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon ESG Defensive Core Fund was previously filed with Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A on December 26, 2019 and is incorporated by reference.

(40)	Amended and Restated Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon ESG Defensive Core Fund, was previously filed with Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on September 29, 2022 and is incorporated by reference.

(41)	Fund of Funds Investment Agreement between the Registrant and The Select Sector SPDR Trust dated January 19, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(42)	Fund of Funds Investment Agreement between the Registrant and SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust dated January 19, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(43)	Fund of Funds Investment Agreement between the Registrant and SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust dated January 19, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(44)	Form of Fund of Funds Investment Agreement between the Registrant and DBX ETF Trust dated January 19, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(45)	Fund of Funds Investment Agreement between the Registrant and BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc., and iShares U.S. ETF Trust dated January 19, 2022 was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on March 29, 2022 and is incorporated by reference.

(46)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon U.S. Defensive Small/Mid Cap Fund, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on October 3, 2022 and is incorporated by reference.

(47)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Horizon Tactical Income Fund, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on October 3, 2022 and is incorporated by reference.

(48)	Addendum to the Fund Administration Servicing Agreement (Confluence), was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference

(49)	Addendum to the Fund Administration Servicing Agreement – was previously filed with Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A on March 27, 2024 and is incorporated by reference.

(50)	ETF Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated January 22, 2025 was previously filed with Post Effective Amendment No. 45 to its Registration Statement on Form N-1A on January 28, 2025 and incorporated by reference.

(51)	First Amendment to the Horizon Funds ETF Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated May 28, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(52)	ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated January 22, 2025, was previously filed with Post Effective Amendment No. 45 to its Registration Statement on Form N-1A on January 28, 2025 and incorporated by reference.

(53)	First Amendment to the Horizon Funds ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated May 28, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(54)	ETF Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated January 22, 2025 was previously filed with Post Effective Amendment No. 45 to its Registration Statement on Form N-1A on January 28, 2025 and incorporated by reference.

(55)	First Amendment to the Horizon Funds ETF Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated May 28, 2025, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

(56)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Centre American Select Equity Fund, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

(57)	Form of Expense Limitation Agreement between Horizon Investments, LLC and the Registrant on behalf of the Centre Global Infrastructure Fund, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

(58)	Second Amendment to the Horizon Funds ETF Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 30, 2025, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

(59)	Second Amendment to the Horizon Funds ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 30, 2025, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

(60)	Second Amendment to the Horizon Funds ETF Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated October 30, 2025, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

Third Amendment to the Horizon Funds ETF Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated [ ], to be filed by amendment.

Third Amendment to the Horizon Funds ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated [ ], to be filed by amendment.
Third Amendment to the Horizon Funds ETF Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, dated [ ], to be filed by amendment.
(i)	(1)	Opinion and consent of counsel relating to Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

	(2)	Opinion and consent of counsel relating to Horizon Active Dividend Fund (formerly known as Horizon Dynamic Dividend Fund) and Horizon Defined Risk Fund was previously filed with Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A on October 7, 2016 and is incorporated by reference.

	(3)	Opinion and consent of counsel relating to Horizon Defensive Multi-Factor Fund (formerly known as Horizon U.S. Risk Assist® Fund), Horizon ESG Defensive Core Fund (formerly known as the Horizon Sustainable Risk Assist® Fund) and Horizon Multi-Asset Income Fund was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

	(4)	Opinion and consent of counsel relating to Horizon Expedition Plus ETF and Horizon Landmark ETF, previously filed with the Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A on January 14, 2025, is hereby incorporated by reference.

	(5)	Opinion and consent of counsel relating to Centre American Select Equity Fund and Centre Global Infrastructure Fund, previously filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 on February 7, 2025, is hereby incorporated by reference.

	(6)	Opinion and consent of counsel relating to Horizon Small/Mid Cap Core Equity ETF, Horizon International Equity ETF, and Horizon International Managed Risk ETF, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

	(7)	Opinion and consent of counsel relating to Anfield Enhanced Market Strategy ETF, Anfield Universal Fixed Income ETF, Anfield Dynamic Fixed Income ETF, Anfield U.S. Equity Sector Rotation ETF, and Regents Park Hedged Market Strategy ETF, to be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(k)		Financial statements omitted from prospectus – None.

(l)		Initial Subscription Agreement was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

(m)	(1)	Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on March 29, 2023 and is incorporated by reference.

	(2)	Amended and Restated Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

	(3)	Second Amended and Restated Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A on June 20, 2025 and is incorporated by reference.

	(4)	Third Amended and Restated Distribution Plan pursuant to Rule 12b-1, was previously filed with Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A on November 3, 2025, and is incorporated by reference.

	(5)	Fourth Amended and Restated Distribution Plan pursuant to Rule 12b-1, to be filed by amendment.

(n)	(1)	Rule 18f-3 Multiple Class Plan was previously filed with Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on June 25, 2019 and is incorporated by reference.

	(2)	Amended and Restated Rule 18f-3 Multiple Class Plan, was previously filed with Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A on November 19, 2024 and is incorporated by reference.

(o)		Reserved.

(p)	(1)	Code of Ethics of Horizon Funds was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

	(2)	Code of Ethics of Horizon Investments, LLC was previously filed with Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A on January 30, 2017 and is incorporated by reference.

	(3)	Code of Ethics of Quasar Distributors, LLC was previously filed with Pre-Effective Amendment No. 3 to its Registration Statement on Form N-1A on January 29, 2016 and is incorporated by reference.

	(4)	Code of Ethics of Exchange Traded Concepts, LLC, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on November 1, 2024 and is incorporated by reference.

(q)	Powers of Attorney were previously filed with Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A on August 1, 2022 and are incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

None.

Item 30. Indemnification

Reference is made to Article VII, Sections 2 and 3 of the Registrant’s Declaration of Trust with respect to the Registrant. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32. Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.	Advisor Managed Portfolios
2.	Capital Advisors Growth Fund, Series of Advisors Series Trust
3.	Chase Growth Fund, Series of Advisors Series Trust
4.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.	Ecofin Tax-Exempt Private Credit Fund, Inc.
6.	Edgar Lomax Value Fund, Series of Advisors Series Trust
7.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.	Huber Large Cap Value Fund, Series of Advisors Series Trust
10.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.	Huber Small Cap Value Fund, Series of Advisors Series Trust

13.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.	Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.	Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.	PIA BBB Bond Fund, Series of Advisors Series Trust
18.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.	PIA High Yield Fund, Series of Advisors Series Trust
20.	PIA MBS Bond Fund, Series of Advisors Series Trust
21.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.	Poplar Forest Partners Fund, Series of Advisors Series Trust
24.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.	Pzena International Value Fund, Series of Advisors Series Trust
27.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.	Reverb ETF, Series of Advisors Series Trust
30.	Scharf Fund, Series of Advisors Series Trust
31.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.	The Aegis Funds
37.	Allied Asset Advisors Funds
38.	Angel Oak Funds Trust
39.	Angel Oak Strategic Credit Fund
40.	Brookfield Infrastructure Income Fund Inc.
41.	Brookfield Investment Funds
42.	Buffalo Funds
43.	DoubleLine Funds Trust
44.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.	AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
48.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.	AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
51.	AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
52.	AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
53.	AAM Transformers ETF, Series of ETF Series Solutions
54.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
55.	Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
56.	Aptus Defined Risk ETF, Series of ETF Series Solutions
57.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.	Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.	Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.	Aptus Large Cap Upside ETF, Series of ETF Series Solutions
62.	Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
63.	Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions

64.	Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
65.	BTD Capital Fund, Series of ETF Series Solutions
66.	Carbon Strategy ETF, Series of ETF Series Solutions
67.	ClearShares OCIO ETF, Series of ETF Series Solutions
68.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
72.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
75.	Hoya Capital Housing ETF, Series of ETF Series Solutions
76.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
77.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
78.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
79.	LHA Risk-Managed Income ETF, Series of ETF Series Solutions
80.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
82.	Opus Small Cap Value ETF, Series of ETF Series Solutions
83.	Range Cancer Therapeutics ETF, Series of ETF Series Solutions
84.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
85.	The Acquirers Fund, Series of ETF Series Solutions
86.	The Brinsmere Fund – Conservative ETF, Series of ETF Series Solutions
87.	The Brinsmere Fund – Growth ETF, Series of ETF Series Solutions
88.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
89.	U.S. Global JETS ETF, Series of ETF Series Solutions
90.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
91.	US Vegan Climate ETF, Series of ETF Series Solutions
92.	Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
93.	Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
94.	First American Funds Trust
95.	FundX Investment Trust
96.	The Glenmede Fund, Inc.
97.	The GoodHaven Funds Trust
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Leuthold Funds, Inc.
107.	Core Alternative ETF, Series of Listed Funds Trust
108.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.	LKCM Funds
111.	LoCorr Investment Trust
112.	MainGate Trust
113.	ATAC Rotation Fund, Series of Managed Portfolio Series
114.	Coho Relative Value Equity Fund, Series of Managed Portfolio Series

115.	Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
118.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
119.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
120.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
121.	Kensington Defender Fund, Series of Managed Portfolio Series
122.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
123.	Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
124.	Kensington Managed Income Fund, Series of Managed Portfolio Series
125.	LK Balanced Fund, Series of Managed Portfolio Series
126.	Muhlenkamp Fund, Series of Managed Portfolio Series
127.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
128.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
129.	Olstein All Cap Value Fund, Series of Managed Portfolio Series
130.	Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
131.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
132.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
133.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
134.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
135.	Reinhart International PMV Fund, Series of Managed Portfolio Series
136.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
137.	Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
138.	Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
139.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
140.	Tremblant Global ETF, Series of Managed Portfolio Series
141.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
143.	Hood River New Opportunities Fund, Series of Manager Directed Portfolios
144.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
145.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
146.	SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147.	SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148.	SWP Growth & Income ETF, Series of Manager Directed Portfolios
149.	Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
150.	Mason Capital Fund Trust
151.	Matrix Advisors Funds Trust
152.	Matrix Advisors Value Fund, Inc.
153.	Monetta Trust
154.	Nicholas Equity Income Fund, Inc.
155.	Nicholas Fund, Inc.
156.	Nicholas II, Inc.
157.	Nicholas Limited Edition, Inc.
158.	Oaktree Diversified Income Fund Inc.
159.	Permanent Portfolio Family of Funds
160.	Perritt Funds, Inc.
161.	Procure ETF Trust II
162.	Professionally Managed Portfolios
163.	Prospector Funds, Inc.
164.	Provident Mutual Funds, Inc.
165.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.

166.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.	Aquarius International Fund, Series of The RBB Fund, Inc.
169.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
170.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
175.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
176.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
177.	F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.	F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.	F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.	F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
181.	F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
182.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.	SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
190.	SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
191.	SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
192.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
193.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
194.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
195.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
196.	SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
197.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
198.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
199.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
200.	US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
201.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
202.	US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
203.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
204.	US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
205.	US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
206.	US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
207.	US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
208.	US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
209.	WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
210.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
211.	WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
212.	The RBB Fund Trust
213.	RBC Funds Trust
214.	Rockefeller Municipal Opportunities Fund
215.	Series Portfolios Trust
216.	Thompson IM Funds, Inc.

217.	Tortoise Capital Series Trust
218.	TrimTabs ETF Trust
219.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
220.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
221.	CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
222.	CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
223.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
224.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
225.	RiverPark Strategic Income Fund, Series of Trust for Professional Managers
226.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
227.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
228.	Jensen Quality MidCap Fund, Series of Trust for Professional Managers
229.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
230.	Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
231.	USQ Core Real Estate Fund
232.	Wall Street EWM Funds Trust
233.	Wisconsin Capital Funds, Inc.

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None

(c) Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Horizon Investments, LLC, 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277 (records relating to its function as investment adviser of Horizon Funds).

Exchange Traded Concepts, LLC, 10900 Hefner Pointe Dr #400, Oklahoma City, Oklahoma 73120 (records relating to its function as investment sub-adviser of Horizon Funds).

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent).

U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian).

Quasar Distributors, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101 (records relating to its function as distributor).

Item 34. Management Services

Not applicable.

Item 35. Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina, on December 19, 2025.

Horizon Funds

By:	/s/ John Drahzal
John Drahzal
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ John Drahzal	President and Trustee	December 19, 2025
John Drahzal

John W. Davidson*	Trustee	December 19, 2025
John W. Davidson

Todd W. Gaylord*	Trustee	December 19, 2025
Todd W. Gaylord

Thomas W. Okel*	Trustee	December 19, 2025
Thomas W. Okel

/s/ Steve Terry	Treasurer	December 19, 2025
Steve Terry

*By	/s/ Matthew Chambers
Matthew Chambers

*	As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description
(d)(37)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield Enhanced Market ETF, and Horizon Investments, LLC
(d)(38)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield Universal Fixed Income ETF, and Horizon Investments, LLC
(d)(39)	Form of Investment Advisory Agreement between the Registrant, on behalf of Anfield Dynamic Fixed Income ETF, and Horizon Investments, LLC
(d)(40)	Form of Investment Advisory Agreement between the Registrant, on behalf of Regents Park Hedged Market Strategy ETF, and Horizon Investments, LLC
(d)(41)	Form of Investment Advisory Agreement between the Registrant, on behalf Anfield U.S. Equity Sector Rotation ETF, and Horizon Investments, LLC
(d)(42)	Form of Sub-Advisory Agreement between the Registrant, on behalf of Anfield U.S. Equity Sector Rotation ETF, Exchange Traded Concepts, LLC and Horizon Investments, LLC